File No. 333-134982

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 15

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 16

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100]

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contracts

ONcore Wrap

Ohio National Variable Account A

The Ohio National Life Insurance Company

One Financial Way — Montgomery, Ohio 45242 — 1-888-925-6446

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. The Ohio National Life Insurance (“Ohio National Life”) issues the contract. This contract is not available in all states.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. The contracts are not insured by the FDIC or any other agency. They are not deposits or obligations of any bank and are not bank guaranteed.

The variable annuity contracts are designed for:

•

annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $10,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of Ohio National Variable Account A (“VAA”) and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAA is a separate account of Ohio National Life. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contracts that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2011. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2011

Form 8504	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio (small cap growth)	(Neuberger Berman Management, LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund	Invesco Advisers, Inc.
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II (multi cap growth)	Federated Equity Management Company of Pennsylvania
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund(1)	Franklin Templeton Services, LLC(2)
Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured(SM) U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)

Form 8504	2

Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Worldwide Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Advisors, LLC)
MFS® Variable Insurance Trust(SM) (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Regency Portfolio (mid cap blend)	Neuberger Berman Management, LLC
PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

(1)

This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2)

Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form 8504	3

Form 8504	4

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the 8% annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

ARDBR— The annual reset death benefit rider offered with this contract. The ARDBR and ARDBR (2009) are the ARDBR riders.

Asset Allocation Model — The Asset Allocation Models are a service that Ohio National Life offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The guaranteed enhanced benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Premium Protection, Premium Protection Plus, GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR and ARDBR (2009) are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB riders offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset and the GMIB Plus with Annual Reset (2009) are the GMIB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPA — The guaranteed principal access rider offered with this contract.

GPP — The guaranteed principal protection rider offered with this contract.

Form 8504	5

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios or in one of the Asset Allocation Models accumulate at with the earnings base of the ARDBR (2009) or the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the Joint GLWB (2011) and Joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 8504	6

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

Surrender Charge (also called a Contingent Deferred Sales Charge)	None
Transfer Fee (currently no charge for the first 12 transfers each contract year)	$10
Withdrawal Fee (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	0.50%
Account Expense Charge	0.15%

Total Separate Account Annual Expenses (without optional added benefits)	0.65%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Annual Stepped-Up Death Benefit(1)	0.25% of the optional death benefit amounts
Premium Protection death benefit at issue ages through 70 (currently 0.10%)	0.25% of the optional death benefit amount (maximum charge)
Premium Protection death benefit at issue ages 71 through 75 (currently 0.25%)	0.50% of the optional death benefit amount (maximum charge)
Joint Premium Protection death benefit at issue ages through 70 (currently 0.10%)	0.25% of the optional death benefit amount (maximum charge)
Joint Premium Protection death benefit at issue ages 71 through 75 (currently 0.25%)	0.50% of the optional death benefit amount (maximum charge)
Premium Protection Plus death benefit (currently 0.45%)	0.90% of the optional death benefit amount (maximum charge)
Joint Premium Protection Plus death benefit (currently 0.45%)	0.90% of the optional death benefit amount (maximum charge)
5% GMDBR80 Plus	0.45% of the optional death benefit amounts
GEB at issue ages through 70	0.15% of your Contract Value on the contract anniversary
GEB at issue ages 71 through 75	0.30% of your Contract Value on the contract anniversary
GEB “Plus” at issue ages through 70	0.30% of your Contract Value on the contract anniversary
GEB “Plus” at issue ages 71 through 75	0.60% of your Contract Value on the contract anniversary
GLWB (2011) (currently 0.95%)	2.00% of the GLWB Base (maximum charge)
Joint GLWB (2011) (currently 1.20%)	2.40% of the GLWB Base (maximum charge)

Form 8504	7

GLWB (currently 0.95%)	2.00% of the GLWB base (maximum charge)
Joint GLWB (currently 1.05%)	2.00% of the GLWB base (maximum charge)

GPP(2)	0.55% of your average annual guaranteed principal amount

GMDBR80 Plus(3)* (currently 0.25%)	0.30% of the optional death benefit amounts (maximum charge)
GMDBR85 Plus(3)*	0.45% of the optional death benefit amounts
5% GMDBR85 Plus(3)*	0.70% of the optional death benefit amounts
ARDBR(4)*	0.60% of the optional death benefit amounts
ARDBR (2009)(4)* (currently 0.85%)	1.40% of the optional death benefit amounts (maximum charge)
GMIB(4)*	0.45% of your guaranteed income base
GMIB Plus(4)*	0.55% of your guaranteed income base
GMIB Plus with Five Year Reset(3)*	0.55% of your guaranteed income base
GMIB Plus with Annual Reset(3)*	0.70% of your guaranteed income base
GMIB Plus with Annual Reset (2009)(4)* (currently 0.95%)	1.50% of the guaranteed income base (maximum charge)
GPA (7% guaranteed annual withdrawal)(3)*	0.40% of your eligible Contract Value
GPA (8% guaranteed annual withdrawal)(3)*	0.50% of your eligible Contract Value

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	0.50%
Account Expense Charge	0.15%

Subtotal	0.65%
Joint Premium Protection Plus death benefit	0.90%
Joint GLWB (2011)	2.40%

Maximum Possible Total Separate Account Expenses:	3.95	%(5)

(1)	In those states where permitted, rider charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, rider charge is 0.10%. See your representative for more information.
(2)	In those states where permitted, rider charge is 0.55% for riders applied for on or after May 15, 2009. For other riders, rider charge is 0.25%. See your representative for more information.
(3)	No longer available for purchase. See Appendix C for details.
(4)	No longer available for purchase. Last available purchase date depends on state of contract issue. See your representative for more information. See Appendix C for details.
(5)

Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP	GPA or any GLWB
GPA	GPP, any GMIB, or any GLWB
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Any ARDBR
One of the GMIB riders	Any other GMIB rider or GPA
GLWB or Joint GLWB riders	Any other rider except the annual stepped-up death benefit
GLWB (2011) or Joint GLWB (2011)	Any other rider except the annual stepped-up death benefit, Premium Protection, or Premium Protection Plus

Furthermore, if you have an ARDBR, you must also have the comparable GMIB Plus with Annual Reset. Please carefully review the rider descriptions later in this prospectus.

Form 8504	8

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2010 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.38%	3.84%

(1)

Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$809	$2,566	$4,517	$10,327

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$809	$2,566	$4,517	$10,327

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$463	$1,519	$2,762	$6,807

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$463	$1,519	$2,762	$6,807

Form 8504	9

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on September 15, 2006. Since then, the following changes have been made to available Funds:

May 1, 2007	Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008	Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added. Franklin Templeton Variable Insurance Products Trust (Class 4) Franklin Income Securities Fund, Franklin Flex Cap Fund and Templeton Foreign Securities Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Class 2 shares were discontinued for such contracts. Goldman Sachs Variable Insurance Trust (Service Shares) Goldman Sachs Growth and Income Fund, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Capital Growth Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Institutional Shares were discontinued for such contracts.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

October 1, 2008	Ivy Variable Insurance Portfolios, Inc. and PIMCO CommodityRealReturn® Strategy Portfolio added.

April 24, 2009	J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009	Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010	Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

Form 8504	10

June 3, 2010	The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

February 28, 2011	The Dow® Target Variable Fund portfolios were closed to new investors.

April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.

April 29, 2011	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Moregan Stanley UIF Growth Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $29.6 billion and equity of approximately $1.6 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the

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commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAA or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your Contract Values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

We may, but are not obligated to, offer a Fixed Accumulation Account as a rider to your contract. The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.

The Fixed Accumulation Account is a subset of our general account. The general account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

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We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

•	interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals and transfers from the guaranteed values, minus

•	state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Certain Funds may pay our distributor “12b-1 fees.” These fees are deducted from the assets of the Funds and are paid pursuant to a distribution (and/or shareholder servicing) plan adopted by the Funds under Rule 12b-1 of the 1940 Act. Please see the Funds’ prospectuses for more information about these fees. These payments decrease the Funds’ investment return.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-888-925-6446.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchase, or to be purchase in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become

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inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. The GPP and GPA riders require all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GMIB Plus with Annual Reset (2009), GLWB (2011), Joint GLWB (2011), GLWB and Joint GLWB riders require all your variable account values to be in Asset Allocation Models 2, 3 or 4 or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Until the investment advisory agreement is executed and received by ONII, your investments will not be automatically updated in accordance with any changes that ONII may periodically make to the Models. Upon receipt of the executed investment advisory agreement, your investments will be updated in accordance with any changes that ONII may make to the Models. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model.

If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your Contract Values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your Contract Values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GMIB Plus with Annual Reset (2009), GLWB (2011), Joint GLWB (2011), GLWB and Joint GLWB riders, which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios. ONII does not receive a fee for managing the Models themselves.

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We have retained a third-party consultant to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. Ohio National Life, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. We reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•	Model 1: Conservative (investment objective — preservation of capital)

•	Model 2: Moderately Conservative (investment objective — moderate growth)

•	Model 3: Balanced (investment objective — steady growth in asset values)

•	Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

•	Model 5: Growth (investment objective — high growth in asset values)

Please contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) or Guaranteed Principal Access (“GPA”) rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP or GPA is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may limit the availability of an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your Contract Value will continue to be allocated in the unavailable Asset Allocation Model.

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your Contract Value to an available Asset Allocation Model.

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP or GPA and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model.

Currently, if you own the GMIB Plus with Annual Reset (2009), GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB you can only be in Asset Allocation Model 2, 3, or 4 or comply with alternative investment restrictions, described below. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under those riders and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

•	We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

•	ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do no opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

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•

We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your Contract Value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your Contract Value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

•

ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, you opt out by the deadline and do not move to another Asset Allocation Model. If you do not transfer your Contract Value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Investment Restrictions for Certain Optional Riders

If you selected the GMIB Plus with Annual Reset (2009) or select GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

(1)

Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account, if available. The Fixed Accumulation Account is not an available investment option with the GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB rider. See “Fixed Accumulation Account” for more details about the Fixed Accumulation Account.

(2)	Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a)

100% must be allocated to one of Asset Allocation Models 2, 3 or 4. See “Optional Asset Allocation Models” for more details. Please contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

or

(b)	(i)	at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

	(ii)	no more than 70% may be allocated to investment options included in Category 2;

	(iii)	no more than 25% may be allocated to investment options included in Category 3; and

	(iv)	no more than 15% may be allocated to investment options included in Category 4.

The investment options available in each Category are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio PIMCO Variable Insurance Trust Real Return Portfolio Total Return Portfolio	The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

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CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Income Opportunity Portfolio

U.S. Equity Portfolio

Target VIP Portfolio

Target Equity/Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio

VIP Growth Portfolio

VIP Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund

Franklin Flex Cap Growth Securities Fund

Franklin Templeton VIP Founding Funds Allocation Fund

Templeton Foreign Securities Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs Structured U.S. Equity Fund

Goldman Sachs Strategic Growth Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Legg Mason Partners Variable Equity Trust

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio

Legg Mason ClearBridge Variable Equity Income Builder Portfolio

Legg Mason ClearBridge Variable Large Cap Value Portfolio

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series

MFS® Total Return Series

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

Janus Aspen Series

Overseas Portfolio

Worldwide Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Stock Series

Neuberger Berman Advisers Management Trust

AMT Regency Portfolio

CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

Millennium Portfolio

Capital Growth Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

Fidelity® Variable Insurance Products

VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

CommodityRealReturnTM Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

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With the GMIB Plus with Annual Reset (2009), you may allocate purchase payments to the Fixed Accumulation Account as part of a dollar-cost averaging (“DCA”) program, including the Enhanced DCA, and transfer amounts out of the dollar cost averaging account (“DCA Account”) in accordance with the restrictions described above. With the GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB, you may allocate purchase payments to the Enhanced DCA account as part of a DCA program and transfer amounts out of the Enhanced DCA account in accordance with the restrictions. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the DCA Account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with (2)(a) or (2)(b) described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your Contract Value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your Contract Value to an Asset Allocation Model that is available under your rider.

Rebalancing. If you choose to allocate your purchase payments to an available Asset Allocation Model according to option (2)(a) described above in this section, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you choose to allocate your purchase payments according to option (2)(b) described above in this section, you must provide us with rebalance allocation instructions that comply with option (2)(b). On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

•

If you have purchased the GMIB Plus with Annual Reset (2009), your rider will be cancelled if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2009), it will be cancelled.

•	If you have purchased the GLWB or Joint GLWB, your rider will be cancelled if you violate the restrictions.

•

If you have purchased the GLWB (2011), your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Premium Protection death benefit rider or Premium Protection Plus death benefit rider, it will also be cancelled.

•

If you have purchased the Joint GLWB (2011), your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Joint Premium Protection death benefit rider or the Joint Premium Protection Plus death benefit rider, it will also be cancelled.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see “Optional Death Benefit Riders,” “Optional Guaranteed Minimum Income Benefit (GMIB) Riders” and “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders” for details.

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Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of Ohio National Life. We will provide you notice of any contract change and amend this prospectus as applicable.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of the Annual Contract Fee after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Lifetime

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Annuity Period” provision in the “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders” section later in this prospectus for more information.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 1.00% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. Any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Sales Charge

No deduction is made for sales expense.

Withdrawal Fee

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. This charge is to reimburse us for administrative processing expenses associated with a withdrawal. We are not currently charging the fee. We will provide 30 days notice prior to assessing a withdrawal fee.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.15% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.50% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 0.50% on an annual basis. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.30% for

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mortality risk, and 0.20% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit*	0.25%
Premium Protection death benefit at issue ages through 70 (currently 0.10%)	0.25% (maximum charge)
Premium Protection death benefit at issue ages 71 through 75 (currently 0.25%)	0.50% (maximum charge)
Joint Premium Protection death benefit at issue ages through 70 (currently 0.10%)	0.25% (maximum charge)
Joint Premium Protection death benefit at issue ages 71 through 75 (currently 0.25%)	0.50% (maximum charge)
Premium Protection Plus death benefit (currently 0.45%)	0.90% (maximum charge)
Joint Premium Protection Plus death benefit (currently 0.45%)	0.90% (maximum charge)
5% GMDBR80 Plus	0.45%
GMDBR80 Plus (No longer available for purchase.) (currently 0.25%)	0.30% (maximum charge)
GMDBR85 Plus (No longer available for purchase.)	0.45%
5% GMDBR85 Plus (No longer available for purchase.)	0.70%
ARDBR (No longer available for purchase.)	0.60%
ARDBR (2009) (No longer available for purchase.) (currently 0.85%)	1.40% (maximum charge)

*	In those states where permitted, charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.10%. See your representative for more information.

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70	0.15%

GEB at issue ages 71 through 75	0.30%

GEB “Plus” at issue ages through 70	0.30%

GEB “Plus” at issue ages 71 through 75	0.60%

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset, the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset (2009) riders the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB (No longer available for purchase.)	0.45%

GMIB Plus (No longer available for purchase.)	0.55%

GMIB Plus with Five Year Reset (No longer available for purchase.)	0.55%

GMIB Plus with Annual Reset (No longer available for purchase.)	0.70%

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GMIB Plus with Annual Reset (2009) (No longer available for purchase.) (currently 0.95%)	1.50% (maximum charge)

If you choose the GPA, the annual charge is the following percentage of your eligible Contract Value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:”

For the 7% guaranteed annual withdrawal (No longer available for purchase.)	0.40%

For the 8% guaranteed annual withdrawal (No longer available for purchase.)	0.50%

If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount*	0.55%

*	In those states where permitted, charge is 0.55% for riders applied for on or after May 15, 2009. For other riders, charge is 0.20%. See your representative for more information.

If you choose the GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB (2011) (currently 0.95%)	2.00% (maximum charge)
Joint GLWB (2011) (currently 1.20%)	2.40% (maximum charge)
GLWB (currently 0.95%)	2.00% (maximum charge)
Joint GLWB (currently 1.05%)	2.00% (maximum charge)

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

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Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the Contract Value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period. In some states, we are required to return the greater of purchase payments received during the free-look period or Contract Value as of the Valuation Period the request for free-look is received by our Home Office. For contracts issued in such states, we reserve the right to allocate all purchase payments received during the free-look period to the Money Market Portfolio. On the next Valuation Period after the expiration of the free-look period, we will allocate your assets in the Monday Market Portfolio to your requested investment options. We are currently not allocating purchase payments to the Money Market Portfolio during the free-look period, but reserve the right to do so with prior notice provided to contract owners. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and you do not elect to receive a return of your purchase payment, you will receive a refund of your Contract Value if you exercise your free look. For IRAs, you may get a refund of the greater of your purchase payments or the current Contract Value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $10,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans).

The following purchase payment limitations apply in most states. In some states, the date the limitations start varies so check with your registered representative for details.

For all contracts applied for on or after May 1, 2010, we currently limit your total purchase payments to $3,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)	for any one contract, the lesser of 150% of your initial purchase payment (for example, $15,000 if your initial purchase payment was $10,000) or $1,000,000; and

(b)	for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

For contracts applied for on or after January 12, 2010 through April 30, 2010, we limit your total purchase payments to the lesser of the following:

(a)	for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)	for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

If you applied for your contract before January 12, 2010, we limit your total purchase payments covering the life of the annuitant to $1,500,000.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, GLWB (2011) or Joint GLWB (2011). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

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Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our home office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAA and to the Fixed Accumulation Account (if your contract includes the Fixed Accumulation Account rider which we may offer). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit

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values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a)	is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $500). You must make all surrender or withdrawal requests by providing Notice to us.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2)

for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Lifetime Annuity Period” provision in the “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders” section later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

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Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of Contract Values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

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We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-888-925-6446, or by accessing our web site at www.ohionational.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

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DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account. We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the guaranteed minimum interest rate for the Fixed Accumulation Account. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the

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calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

Generally, for contracts applied for on or after May 15, 2008 and for contracts applied for between January 1, 2001 and May 15, 2008 where the contract owner accepted a one-time offer from us to amend the contract, the Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death. For all contracts applied for before January 1, 2001 and for contracts applied for between January 1, 2001 and May 15, 2008, where the contract owner did not accept our offer to amend the contract, the Death Benefit Adjustment is calculated as of the date of death. (The specific date this provision applies may vary by state. Please see your representative for more information.) For purposes of this section, “applied for” means the date when the application for the annuity is signed or the electronic order is submitted to us.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Money Market Portfolio.

What are the consequences of any change in the Contract Value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the Contract Value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in Contract Value will have an impact on the Death Benefit Adjustment amount when it is calculated. If the Death Benefit Adjustment is calculated as of the date of death, the beneficiary cannot change subaccount allocations before the Death Benefit Adjustment is calculated since the beneficiary does not have the right to change subaccount allocations before the annuitant’s death.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 1-888-925-6446 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide 30 days written notice to their last known address stating that the Proceeds will be equally distributed to the other beneficiaries.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

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(1)

Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2)

Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3)	Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4)	Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAA are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. In those states where permitted, for contracts applied for on or after May 15, 2009, there is an annual rider charge of 0.25% of the optional death benefit amount. The charge for other contracts is 0.10%. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Premium Protection Riders.

In those states where permitted, we may offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB (2011) rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB (2011). You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under the GLWB (2011) rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

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If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the GLWB (2011) (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB (2011) rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2011) rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB (2011) rider when the annuitant reaches 59 1/2, so any withdrawal before the annuitant is 59  1/2 is an excess withdrawal for the Premium Protection rider as well as for the GLWB (2011) rider.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under the GLWB (2011) rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB (2011) rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB (2011) rider begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount (which may be increased to no more than 0.25% on contracts issued in the future). For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25% (which may be increased to no more than 0.50% on contracts issued in the future). We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of the GLWB (2011), or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

•	your contract terminates according to its terms (unless otherwise provided in this rider);

•	your GMDB amount is reduced to zero;

•	your Contract Value goes to zero because of an excess withdrawal;

•	the GLWB (2011) rider terminates;

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•	you annuitize your contract;

•	the annuitant dies, except in the case of spousal continuation; or

•	you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation.

Since you may have the Premium Protection rider only if you have the GLWB (2011) rider, any termination of the GLWB (2011) rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of the GLWB (2011), both the GLWB (2011) rider and the Premium Protection rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under the GLWB (2011) rider. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals.

You may elect RMD treatment on or after January 1 of the first calendar year after your contract was issued by providing Notice to us. You will not receive RMD treatment without providing Notice to us. You may take your RMD payments on a non-systematic basis or you may elect to receive monthly payments. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes RMD treatment, any withdrawal that exceeds the maximum annual withdrawal will be an excess withdrawal. If your spouse revokes RMD treatment, he or she may elect RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for RMD treatment and does not revoke RMD treatment, he or she will continue to receive RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

In those states where permitted, we may also offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with the Joint GLWB (2011) described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB (2011).

Allowable annual withdrawals begin under the Joint GLWB (2011) rider when the youngest Participating Spouse reaches 59 1/2, so any withdrawal before the youngest Participating Spouse is 59 1/2 (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB (2011) are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59 1/2 years old. (Please see the description of the Joint GLWB (2011) later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In those states where permitted, we may offer the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract is issued. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a

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dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB (2011) rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB (2011). You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under the GLWB (2011) rider until the contract anniversary after the annuitant turns 85 without the reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under the GLWB (2011) rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB (2011) rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2011) rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB (2011) rider when the annuitant reaches 59 1/2, so any withdrawal before the annuitant is 59 1/2 is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under the GLWB (2011) rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB (2011) rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB (2011) rider begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a

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rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of the GLWB (2011), or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

•	your contract terminates according to its terms (unless otherwise provided in this rider);

•	your GMDB amount is reduced to zero;

•	your Contract Value goes to zero because of an excess withdrawal;

•	you enter the Lifetime Annuity Period under the GLWB (2011) rider because your Contract Value is reduced to zero (other than by an excess withdrawal);

•	the GLWB (2011) rider terminates;

•	you annuitize your contract;

•	the annuitant dies, except in the case of spousal continuation; or

•	you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation.

Since you may have the Premium Protection Plus rider only if you have the GLWB (2011) rider, any termination of the GLWB (2011) rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of the GLWB (2011), both the GLWB (2011) rider and the Premium Protection Plus rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under the GLWB (2011) rider. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals.

You may elect RMD treatment on or after January 1 of the first calendar year after your contract was issued by providing Notice to us. You will not receive RMD treatment without providing Notice to us. You may take your RMD payments on a non-systematic basis or you may elect to receive monthly payments. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes RMD treatment, any withdrawal that exceeds the maximum annual withdrawal will be an excess withdrawal. If your spouse revokes RMD treatment, he or she may elect RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for RMD treatment and does not revoke RMD treatment, he or she will continue to receive RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

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We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In those states where permitted, we may also offer a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB (2011) described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB (2011).

Allowable annual withdrawals begin under the Joint GLWB (2011) rider when the youngest Participating Spouse reaches 59 1/2, so any withdrawal before the youngest Participating Spouse is 59 1/2 (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB (2011) are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59 1/2 years old. (Please see the description of the Joint GLWB (2011) later in this prospectus for more details on the Participating Spouse.)

5% GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, we may offer the 5% GMDBR80 Plus at the time the contract is issued. In the past, we offered the 5% GMDBR85 Plus. You cannot purchase either of these riders once the annuitant is 76 years old.

With the 5% GMDBR80 Plus and the 5% GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for 5% GMDBR85 Plus), at an effective annual rate of 5% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 5% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the 5% GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount or 0.70% for the 5% GMDBR85 Plus amount.

The only differences between the 5% GMDBR80 Plus and 5% GMDBR85 Plus are that the 5% GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.70% instead of 0.45% and there is no maximum benefit for the 5% GMDBR85 Plus.

Guaranteed Enhancement Benefit.

In those states where permitted, we may offer Guaranteed Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

•

40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the

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Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above. See Appendix C for a description of the optional death benefit riders that we offered in the past.

Optional Rider	Features	Who may want to consider the Rider	Charge

Annual Stepped-Up Death Benefit

•   Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

•   Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

•   Stops accumulating at contract anniversary after annuitant’s 85th birthday.

•   Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)

Premium Protection (Single Life)

•   Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

•   Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB (2011).

•   Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB (2011).

•   Continues if Contract Value is reduced to zero.

•   Cannot purchase once the annuitant is 76.

•   Sold only in conjunction with GLWB (2011).

		Those who want to ensure, through the GLWB (2011) and this rider, the return of their original principal.	For issues ages through 70: 0.25% (maximum) 0.10% (current) For issue ages 71-75: 0.50% (maximum) 0.25% (current)

Premium Protection (Joint Lives)	• Like Premium Protection except for the following: • Sold only in conjunction with Joint GLWB (2011).	Those who want to ensure, through the Joint GLWB (2011) and this rider, the return of their original principal	For issues ages through 70: 0.25% (maximum) 0.10% (current) For issue ages 71-75: 0.50% (maximum) 0.25% (current)

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Premium Protection Plus (Single Life)

•   Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

•   Not reduced for annual withdrawals that do not exceed the allowable withdrawals under the GLWB (2011) until the contract anniversary after the annuitant is 85; reduced dollar for dollar thereafter.

•   Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB (2011).

•   Steps up to Contract Value, if higher, on the seventh contract anniversary.

•   Cannot purchase once the annuitant is 71.

•   Sold only in conjunction with GLWB (2011).

		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.90% (maximum) 0.45% (current)

Premium Protection Plus (Joint Lives)	• Like Premium Protection Plus except for the following: • Sold only in conjunction with Joint GLWB (2011).	Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.90% (maximum) 0.45% (current)

5% GMDBR80 Plus

•   Guarantees 5% annual rate of return on the death benefit, up to two times the purchase payments.

•   Accumulates purchase payments at 5% (except values allocated to the Fixed Accumulation Account or Money Market Portfolio which are not in an Asset Allocation Model may accumulate at less than 5%).

•   Adjusted dollar-for-dollar on annual withdrawals up to 5% of the guaranteed minimum death benefit amount.

•   Stops accumulating at contract anniversary after annuitant’s 80(th) birthday.

•   Cannot purchase once the annuitant is 76.

		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.45% (maximum and current)

GEB

•   Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

•   Benefit will never exceed $1,000,000.

•   Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)

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GEB Plus

•   Pays an additional death benefit of 40% of the lesser of (a) 2 1/2 times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

•   Benefit will never exceed $1,000,000.

•   Cannot purchase once the annuitant is 76 years old.

	Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

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Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $100, we may change the frequency of payments so that the first payment is at least $100.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2010 under Scale G (which is a method of projecting individual annuity valuation mortality tables based on industry best practices) with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are

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changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes the optional GPA, GLWB (2011), Joint GLWB (2011), GLWB or Joint GLWB riders.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a)	as of the first day of the rider’s term or

(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c)	reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPP, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

If you choose GPP, you must allocate all variable Contract Values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

In those states where permitted, for riders applied for on or after May 15, 2009, the charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. (The charge for other riders is 0.25%.) This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

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Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we may offer. Not all of the riders may be available in all states. Once the GLWB (2011) or Joint GLWB (2011) is available for issue, the GLWB and Joint GLWB are not available. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59 1/2. The GLWB riders may help protect you from the risk that you may outlive your income.

GLWB (2011)

In those states where permitted, we may offer the GLWB (2011) rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB (2011) rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, or Premium Protection Plus death benefit on your contract. You may not purchase this rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB (2011) rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2011) rider, you may take annual withdrawals regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59 1/2 or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value and the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2011).

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2011) will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2011) rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2011), there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any

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withdrawals. (The 8% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a)	the GLWB base as of the prior contract anniversary, plus

(b)	net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c)	8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Deferral Credit.

If you take no withdrawals in the first ten contract years the GLWB (2011) rider is in effect, we guarantee that your GLWB base on your tenth GLWB (2011) rider anniversary will be at least:

(a)	200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b)	any net purchase payments made in the second through tenth years; plus

(c)	any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2011) rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

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Because the allowable annual withdrawals under this rider begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may annually withdraw under the GLWB (2011) rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59 1/2 to 64	4%
65 to 74	5%
75 to 79	5.5%
80 to 84	6%
85+	6.5%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above. You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59 1/2 is an excess withdrawal and reduces the GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59 1/2.

We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2011) (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2011) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual

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Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2011) rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2011) rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59 1/2 years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving a lifetime annuity on the first day of the month following the contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59 1/2 years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59 1/2. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and

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then determine the effect of an excess withdrawal on Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

With the GLWB (2011) rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2011) rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB (2011) rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB (2011) rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2011) rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB (2011) rider, you must allocate your purchase payments and Contract Value (a) to one of Asset Allocation Models 2, 3, or 4 or (b) in accordance with the Fund Category requirements described in “Investments

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Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB (2011) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2011) rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base.

You may elect RMD treatment on or after January 1 of the first calendar year after your contract was issued by providing Notice to us. You will not receive RMD treatment without providing Notice to us. You may take your RMD payments on a non-systematic basis or you may elect to receive monthly payments. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes RMD treatment, any withdrawal that exceeds the maximum annual withdrawal will be an excess withdrawal. If your spouse revokes RMD treatment, he or she may elect RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for RMD treatment and does not revoke RMD treatment, he or she will continue to receive RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2011).

Termination.

The GLWB (2011) rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in this rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2011) rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB rider. If you choose the GLWB (2011), it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2011) rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59 1/2 or after age 59 1/2 but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59 1/2 and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59 1/2.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2011)

In those states where permitted, we may offer a Guaranteed Lifetime Withdrawal Benefit rider (Joint Life) (“Joint GLWB (2011)”) at the time the contract is issued. The Joint GLWB (2011) differs from the GLWB (2011) since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she

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was in Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2011) rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59 1/2 for the lifetime of you and your spouse. The Joint GLWB (2011) rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2011) differs from electing spousal continuation under the GLWB (2011) because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2011). The Joint GLWB (2011) has a higher charge than the GLWB (2011).

We may, at our sole option, offer the Joint GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB (2011) rider is the same as the GLWB (2011) rider except as described below.

The Joint GLWB (2011) rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•	when a Participating Spouse dies;

•	when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

•	if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

•	if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will still be charged for the Joint GLWB (2011) rider.

Under the Joint GLWB (2011) rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59 1/2 years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2011) rider until the youngest Participating Spouse becomes 59 1/2. Please carefully consider whether the Joint GLWB (2011) is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB (2011) rider, there is an annual charge of 1.20% of the GLWB base. We may increase the charge for the Joint GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.40% of the GLWB base.

If we are required by state law, we will allow legally married same sex couples or civil union partners to purchase the Joint GLWB (2011) rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such couples or partners from buying the Joint GLWB (2011) rider versus the GLWB (2011) rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions or same-sex marriages.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59 1/2 years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59 1/2 years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59 1/2. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59 1/2. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2011) rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

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In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2 and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Other GLWB Versions

In those states where permitted, we may offer an earlier version of the GLWB rider when you apply for the contract. If you choose the GLWB rider, you may not have any other rider available under this contract except for the annual stepped-up death benefit. In the future we may, at our sole option, offer the GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB rider if you have any rider, other than the annual stepped-up death benefit, on your contract. If the GLWB (2011) rider is available, you may not purchase the GLWB rider. You may not purchase this rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

With the GLWB rider, you may take annual withdrawals regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated annually, so the amount you may withdraw can change every year. Certain of your actions can increase or decrease the GLWB base, which would affect the annual amount you may withdraw. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59 1/2 or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial purchase payment if the rider is added at issue. The GLWB base is increased dollar for dollar by purchase payments when made and decreased pro-rata for “excess withdrawals” as described below. Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value and possibly the Death Benefit.

On each contract anniversary, the GLWB base is reset to the greater of (a) the GLWB base as of the previous anniversary plus subsequent purchase payments, adjusted for any excess withdrawals, (b) the then-current Contract Value (also called the “step-up base”) or (c) the “annual credit base” described below.

If you take no withdrawals in the first ten contract years the GLWB rider is in effect, we guarantee that your GLWB base on your tenth GLWB rider anniversary will be at least:

(a)	200% of an amount equal to your initial GLWB base plus total subsequent purchase payments made in the first contract year the rider is in effect, plus

(b)	any purchase payments made in the second through tenth years.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $450,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three.

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The GLWB base is used solely for the purpose of calculating benefits under the GLWB rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base at the end of the contract year is equal to:

(a)	the GLWB base as of the prior contract anniversary, plus

(b)	purchase payments made during the current contract year, plus

(c)	8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Excess withdrawals.

The GLWB base is reduced pro-rata by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume you may withdraw $5,000 annually under the GLWB rider and in one contract year you withdraw $6,000. $1,000 would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the same percentage the excess withdrawal reduces your Contract Value.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal that is allowed, $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base pro rata. Your GLWB base will be reduced to $98,824, i.e. $100,000 — ([$1,000/$85,000] x $100,000) and your Contract Value is $84,000.

Because the allowable annual withdrawals under this rider begin when the annuitant is 59 1/2, any withdrawal under the contract prior to the annuitant reaching age 59 1/2 is an excess withdrawal. Since excess withdrawals reduce your GLWB base pro-rata, any withdrawals you take before the annuitant is 59 1/2 may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The amount you may annually withdraw under the GLWB rider is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %

59 1/2 to 64	4%
65 to 79	5%
80+	6%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase based on the annuitant’s then current age on a contract anniversary when the GLWB base has been increased to the step-up base as described above. Any withdrawal you take before the annuitant is 59 1/2 is an excess withdrawal and

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reduces the GLWB base pro-rata. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59 1/2.

We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in year one or two and the market was flat, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base and GLWB base are $108,000 after year one.

Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, after year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040. Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 – [($39,040/$168,040) x $219,200]. Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, after year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base after year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat,

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your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Lifetime Annuity Period.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59 1/2 years old and (b) (i) your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59 1/2 years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59  1/2. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline —$5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, the contract will only provide the benefits under the GLWB rider.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the GLWB rider multiplied by the multiplier specified below:

Annuitant’s Age Nearest Birthday	Multiplier

60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

You may elect the underwritten lump sum settlement option if a licensed physician attests that the annuitant is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the annuitant.

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In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your Contract Value at that time.

Whether you should elect the lifetime annuity payout option or the lump sum settlement option depends upon your personal circumstances and risk tolerance. The lifetime annuity payout option provides a guaranteed stream of payments over the remainder of your life and, as such, protects you against the risk that you could outlive your available income. However, if you elect the lifetime annuity payout option, you will not have the ability to receive any payment from your annuity other than the income stream provided by the lifetime annuity payout option. In contrast, if you elect the lump sum settlement option, you will have access immediately to the proceeds to invest, save or spend as you choose, but you will have no guarantee of future payments. In that case, you assume the risk that you might outlive your available funds and have no proceeds or stream of income available from this annuity in the future.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate annuity options under the contract or that we might have generally available for sale at that time. It is possible that one of those alternative annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate annuity option you choose. We will not assess a surrender charge if you choose an alternative annuity option if one of the following is true:

(1)	If the withdrawal for the alternative annuity option is before the end of the second contract year, the annuity income must be payable for the lifetime of the annuitant and joint annuitant, if any;

(2)

If the withdrawal for the alternative annuity option is during the third through fifth contract years, the annuity income must be payable over a period of not less than ten years or payable over the lifetime of the annuitant and joint annuitant, if any; or

(3)

If the withdrawal for the alternative annuity option is after the fifth contract year, the annuity income must be payable over a period of not less than five years or payable over the lifetime of the annuitant and joint annuitant, if any.

If you elect the lump sum payment option and you are in good health, you may wish to consider the underwritten lump sum settlement option. The underwritten lump sum settlement option is a benefit for you if your health is materially better than an average person your age. If you request the underwritten lump sum settlement option and we determine that your health is materially better than the average person your age, we may pay you a higher lump sum amount than you would have otherwise received under the appropriate table in your rider. Keep in mind that if you request an underwritten lump sum settlement, we have the right to gather whatever medical information we determine that we need to assess your health.

You should consult with your financial representative to determine which payout option is best for you.

Charge.

If you choose the GLWB rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider, and we guarantee that it will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

Death Benefit.

The GLWB rider provides for a death benefit upon the death of the annuitant. If the rider is added at issue, the initial GLWB death benefit is equal to your initial purchase payment. If we allow you to add the rider on a subsequent contract anniversary, the initial GLWB death benefit will be equal to the then current Contract Value. The GLWB death benefit is increased for additional purchase payments and decreased dollar for dollar by withdrawals up to your maximum annual withdrawal amounts. Any excess withdrawals will decrease the GLWB death benefit pro-rata. Because this death benefit is determined by your purchase payments and is reduced by withdrawals, if your total withdrawals over the life of the contract exceed your purchase payments, you will not have any death benefit under this rider. The GLWB death benefit

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is no longer in effect if you choose a lump sum settlement option in lieu of annual payments upon entering the Lifetime Annuity Period or if you elect to annuitize based upon your Contract Value.

The death benefit is used to calculate the death benefit adjustment which affects the amount of proceeds received by the beneficiary. Please see the “Death Benefit” section earlier in this prospectus for more details.

Investment Restrictions.

In order to have the GLWB rider, you must allocate your purchase payments and Contract Value (a) to one of Asset Allocation Models 2, 3, or 4 or (b) in accordance with the Fund Category requirements described in “Investments Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions.

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) even if it exceeds your maximum annual withdrawal under the GLWB rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base pro-rata. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB.

Termination.

If you choose the GLWB rider, you cannot later discontinue it unless we otherwise agree. The GLWB rider will terminate if your Contract Value goes to zero because of an excess withdrawal. The GLWB rider will also terminate if you annuitize your contract or if the annuitant dies, except in the case of spousal continuation.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59 1/2 or after age 59 1/2 but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59 1/2 and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any death benefit adjustments) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. The death benefit under this rider will be reset to the current Contract Value (after applying any death benefit adjustment) if that amount is greater than the then current death benefit under this rider.

Guaranteed Lifetime Withdrawal Benefit (Joint Life)

In those states where permitted, we may offer a guaranteed lifetime withdrawal benefit rider (joint life) (“Joint GLWB”) at the time the contract is issued. Subject to the conditions described, the Joint GLWB rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59 1/2, for the lifetime of you and your spouse. The Joint GLWB rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB differs from electing spousal continuation under the GLWB because you have the potential to have a higher GLWB base upon the death of the first spouse with the Joint GLWB. The Joint GLWB has a higher charge than the GLWB.

We may, at our sole option, offer the Joint GLWB rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB rider is the same as the GLWB rider except as described below.

The Joint GLWB rider is available to two people who are legally married at the time the rider is added. We refer to these people as “participating spouses.” A participating spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two participating spouses must be joint owners and one must be the annuitant or (b) one participating spouse is the owner and annuitant and the other is the

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sole beneficiary. No one can be added as a participating spouse after the rider is added to the contract, and once someone loses his or her status as a participating spouse, it cannot be regained. Status as a participating spouse will be lost in the following situations:

•	when a participating spouse dies;

•	when a sole owner participating spouse requests that the other participating spouse be removed;

•	if one participating spouse is the sole owner and the participating spouses divorce, the non-owner spouse will cease to be a participating spouse;

•	if the participating spouses are joint owners and they divorce, the non-annuitant will cease to be a participating spouse.

Please note that if one of the spouses ceases to be a participating spouse, you will still be charged for the Joint GLWB rider.

Under the Joint GLWB rider, the amount you may withdraw under the rider is based upon the youngest participating spouse’s age. Therefore, if the youngest participating spouse is younger than 59 1/2 years old, any withdrawals under the contract will be excess withdrawals under the Joint GLWB rider until the youngest participating spouse becomes 59 1/2.

If you choose the Joint GLWB rider, there is an annual charge of 1.05% of the GLWB base. We may increase the charge for the Joint GLWB rider on any contract anniversary that your GLWB base is reset to the step-up base once the surrender charge period ends for your contract. The new charge will not be higher than the then current charge for new issues of the rider, and we guarantee that the charge will not exceed 2.00% of the GLWB base.

If required by state law, we will allow legally married same sex couples or civil union partners to purchase the Joint GLWB rider in certain states and receive the same benefits as a participating spouse while both participating spouses are living. Please note that because legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code, there may be adverse tax consequences with withdrawals and other transactions upon the death of the first spouse or partner. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions or same-sex marriages.

You will enter the Lifetime Annuity Period when (a) the youngest participating spouse is at least 59 1/2 years old, and (b) (i) your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) your contract reaches the annuity payout date. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest participating spouse is 59 1/2 years old, the Lifetime Annuity Period is deferred until the youngest participating spouse reaches age 59 1/2. In that scenario, we will make the first payment immediately upon the youngest participating spouse reaching age 59 1/2. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB rider (as based on the youngest participating spouse’s age) for the lifetime of the annuitant.

In lieu of this annual payout for the lifetime of the annuitant, you may elect to receive an age-based lump sum or an underwritten lump sum settlement option. Under the age-based lump sum settlement option if there is only one surviving participating spouse, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below:

Participating Spouse’s Age Nearest Birthday	Multiplier

60-64	6.7
65-69	5.7
70-74	4.7
75-79	3.7
80-84	2.7
85-89	2.0
90+	1.4

Under the age-based lump sum settlement option if there are two surviving participating spouses, you will receive an amount equal to the then current maximum annual withdrawal amount you may take under the Joint GLWB rider multiplied by the multiplier specified below, based on the youngest participating spouse:

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Youngest Participating Spouse’s Age Nearest Birthday	Multiplier

60-64	8.4
65-69	7.5
70-74	6.5
75-79	5.2
80-84	4.0
85-89	2.9
90+	2.0

You may elect the underwritten lump sum settlement option if a licensed physician attests that the youngest participating spouse is in good health and has a life expectancy that is in line with that of the average purchaser of annuity products at that age. The amount you may receive under this option will be determined based on age and sex, taking into account health information on the youngest participating spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving participating spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your participating spouse will be eligible to take withdrawals under this rider when he or she reaches age 59 1/2, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that legally married same sex couples and civil union partners are not eligible for spousal continuation under the Code.

The death benefit under the Joint GLWB rider ceases after the death benefit adjustment, if any, for the second participating spouse.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above. See Appendix C for a description of the optional living benefit riders that we offered in the past.

Optional Rider	Features		Who may want to consider the Rider	Charge

Guaranteed Principal Protection (“GPP”) rider	•	Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.	Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.55% (maximum and current)

	•	If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

	•	The guaranteed principal amount is adjusted pro-rata for any withdrawals.

	•	Investment restrictions.

	•	Cannot purchase once the annuitant is 80.

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Guaranteed Lifetime Withdrawal Benefit (“GLWB”)	•	Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59 1/2 for the lifetime of the annuitant.	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 0.95% (current)
	•	Excess withdrawals reduce the GLWB base on a pro rata basis.

	•	GLWB base steps-up to current Contract Value each contract anniversary, if higher.

	•	8% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

	•	GLWB base is guaranteed to be at least 200% of first year’s purchase payments if no withdrawals in the first ten years.

	•	Lump sum settlement option available in lieu of lifetime annual payout.

	•	Investment restrictions.

	•	Cannot purchase once the annuitant is 86.

	•	Cannot purchase if the GLWB (2011) or Joint GLWB (2011) is available.

Joint GLWB	•	Like the GLWB except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59 1/2 for the lifetime of the annuitant and the surviving spouse.	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.00% (maximum) 1.05% (current)

	•	Differs from spousal continuation under the GLWB because of a higher potential GLWB base upon the death of the first spouse.

	•	Available to two people who are legally married at the time the rider is issued.

	•	Investment restrictions.

	•	Cannot purchase once either spouse is 86.

	•	Cannot purchase if the GLWB (2011) or Joint GLWB (2011) is available.

GLWB (2011)	•	Like GLWB except for the following:	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 0.95% (current)
• Excess withdrawals reduce the GLWB base by the greater of a pro rata reduction or the dollar amount of the excess withdrawal.

• Must annuitize or enter the Lifetime Annuity Period on the contract anniversary after the annuitant turns 95.

• Additional age brackets for maximum annual withdrawals.

• Additional purchase payments may be restricted.

• Terminates if the contract is assigned

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or transferred other than for a spousal continuation.

• Lump sum distribution in lieu of a lifetime annuity when the annuitant enters the Lifetime Annuity Period is not available.

Joint GLWB (2011)	•	Like the GLWB (2011) except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59 1/2 for the lifetime of the annuitant and the surviving spouse.	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.40% (maximum) 1.20% (current)

	•	Available to two people who are legally married at the time the rider is issued.

	•	Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

	•	Cannot purchase once either spouse is 86.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•

the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

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Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-888-925-6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge. The deduction of a contract administration charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and

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amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

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•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59  1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70  1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Form 8504	60

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Money Market Portfolio until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $56,000 in 2011, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $56,000 and $66,000. For married couples filing jointly, the applicable dollar limitation is $90,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $90,000-$110,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $66,000 for individuals and $110,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,000 in 2011 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2011. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $16,500 for 2011.

Form 8504	61

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $49,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $10,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $10,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Form 8504	62

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59  1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59  1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59  1/2 or are disabled.

Distribution at Retirement

Once you have attained age 59  1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70  1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $179,000 for married individuals filing jointly and less than $122,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $169,000 and $179,000 for married and between $107,000 and $122,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the

Form 8504	63

requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59  1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70  1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $11,500 in 2011. Employees age 50 and older may contribute an additional $2,500 in 2011. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8504	64

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution

1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed.

Form 8504	65

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Ohio National Fund, Inc.
Money Market Portfolio	2007	$10.07	$10.50	4,984
	2008	$10.50	$10.61	231,148
	2009	$10.61	$10.55	52,300
	2010	$10.55	$10.48	131,884

Equity Portfolio	2007	$10.46	$9.78	1,955
	2008	$9.78	$4.39	531
	2009	$4.39	$6.07	499
	2010	$6.07	$6.51	530

Bond Portfolio	2007	$10.05	$10.35	1,033
	2008	$10.35	$9.11	205
	2009	$9.11	$10.94	47,859
	2010	$10.94	$11.73	100,131

Omni Portfolio	2007	$10.35	$11.00	0
	2008	$11.00	$7.49	0
	2009	$7.49	$9.91	0
	2010	$9.91	$11.15	0

S&P 500® Index Portfolio	2007	$10.39	$10.85	0
	2008	$10.85	$6.76	0
	2009	$6.76	$8.45	305
	2010	$8.45	$9.60	314

International Portfolio	2007	$10.47	$11.39	2,540
	2008	$11.39	$6.10	689
	2009	$6.10	$8.38	715
	2010	$8.38	$9.72	703

International Small-Mid Company Portfolio	2007	$10.95	$12.78	4,307
	2008	$12.78	$6.18	6,696
	2009	$6.18	$8.97	11,693
	2010	$8.97	$10.67	13,972

Capital Appreciation Portfolio	2007	$10.48	$10.81	1,549
	2008	$10.81	$6.55	0
	2009	$6.55	$9.30	0
	2010	$9.30	$10.81	0

Form 8504	66

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Mid Cap Opportunity Portfolio	2007	$10.40	$12.18	3,664
	2008	$12.18	$5.89	4,655
	2009	$5.89	$8.23	2,225
	2010	$8.23	$9.78	1,871

Capital Growth Portfolio	2007	$10.53	$11.64	3,854
	2008	$11.64	$7.36	109
	2009	$7.36	$9.89	260
	2010	$9.89	$13.40	0

High Income Bond Portfolio	2007	$10.22	$10.51	191
	2008	$10.51	$7.81	10,084
	2009	$7.81	$11.57	24,445
	2010	$11.57	$13.11	40,271

Millennium Portfolio	2007	$10.52	$13.18	1,888
	2008	$13.18	$7.52	1,310
	2009	$7.52	$9.03	11,152
	2010	$9.03	$11.15	1,337

Strategic Value Portfolio	2007	$10.54	$9.55	0
	2008	$9.55	$6.81	0
	2009	$6.81	$7.55	250
	2010	$7.55	$8.39	1,436

Aggressive Growth Portfolio	2007	$10.37	$13.34	0
	2008	$13.34	$7.47	1,845
	2009	$7.47	$10.58	1,704
	2010	$10.58	$11.56	1,631

Small Cap Growth Portfolio	2007	$10.82	$12.32	0
	2008	$12.32	$6.40	0
	2009	$6.40	$9.59	2,480
	2010	$9.59	$12.39	3,223

Nasdaq-100 Index Portfolio	2007	$10.26	$12.09	0
	2008	$12.09	$6.97	0
	2009	$6.97	$10.64	7,897
	2010	$10.64	$12.62	7,560

Bristol Portfolio	2007	$10.45	$11.19	1,340
	2008	$11.19	$6.61	3,073
	2009	$6.61	$8.92	10,427
	2010	$8.92	$10.02	20,515

Bryton Growth Portfolio	2007	$10.63	$11.60	1,292
	2008	$11.60	$6.97	2,914
	2009	$6.97	$9.40	9,640
	2010	$9.40	$11.58	12,973

Balanced Portfolio	2007	$10.25	$11.44	0
	2008	$11.44	$8.30	0

Form 8504	67

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

	2009	$8.30	$10.30	0
	2010	$10.30	$11.03	0

U.S. Equity Portfolio	2007	$10.30	$11.59	0
	2008	$11.59	$5.99	0
	2009	$5.99	$6.94	0
	2010	$6.94	$7.75	0

Income Opportunity Portfolio	2007	$10.27	$11.05	0
	2008	$11.05	$8.69	0
	2009	$8.69	$9.77	0
	2010	$9.77	$10.40	0

Target VIP Portfolio	2007	$10.31	$11.24	0
	2008	$11.24	$6.33	0
	2009	$6.33	$7.22	0
	2010	$7.22	$8.57	0

Target Equity/Income Portfolio	2007	$10.27	$11.26	0
	2008	$11.26	$6.15	3,680
	2009	$6.15	$6.86	4,495
	2010	$6.86	$8.40	2,583

Bristol Growth Portfolio	2007	$10.00	$10.29	0
	2008	$10.29	$6.08	0
	2009	$6.08	$8.59	494
	2010	$8.59	$9.63	12,820

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Equity Fund (successor to Morgan Stanley UIF International Growth Equity Portfolio)	2007	$10.74	$12.19	1,869
	2008	$12.19	$6.23	12,018
	2009	$6.23	$8.46	31,561
	2010	$8.46	$9.23	1,621

Dreyfus Variable Investment Fund (Service Shares)

Appreciation Portfolio	2007	$10.42	$11.06	0
	2008	$11.06	$7.72	0
	2009	$7.72	$9.38	0
	2010	$9.38	$10.72	0

Federated Insurance Series (Service Shares)

Federated Kaufmann Fund II	2008	$10.00	$6.30	577
	2009	$6.30	$8.08	4,830
	2010	$8.08	$9.46	7,916

Form 8504	68

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Fidelity® Variable Insurance Products Funds (Service Class 2)

VIP Contrafund® Portfolio	2007	$10.34	$12.05	6,953
	2008	$12.05	$6.86	20,531
	2009	$6.86	$9.23	90,977
	2010	$9.23	$10.73	100,660

VIP Mid Cap Portfolio	2007	$10.36	$11.87	3,057
	2008	$11.87	$7.12	27,638
	2009	$7.12	$9.89	66,696
	2010	$9.89	$12.64	92,413

VIP Equity-Income Portfolio	2007	$10.46	$10.53	5,401
	2008	$10.53	$5.98	11,768
	2009	$5.98	$7.72	66,641
	2010	$7.72	$8.81	70,409

VIP Growth Portfolio	2007	$10.12	$12.74	0
	2008	$12.74	$6.67	0
	2009	$6.67	$8.48	3,497
	2010	$8.48	$10.43	21,880

VIP Real Estate Portfolio	2008	$10.00	$5.31	0
	2009	$5.31	$7.25	481
	2010	$7.25	$9.37	26,539

Franklin Templeton Variable Insurance Products Trust (Class 2)

Franklin Income Securities Fund	2007	$10.32	$10.63	3,133
	2008	$10.63	$7.43	3,154
	2009	$7.43	$10.01	2,897
	2010	$10.01	$11.21	2,683

Franklin Flex Cap Growth Securities Fund	2007	$10.26	$11.65	4,161
	2008	$11.65	$7.49	4,707
	2009	$7.49	$9.89	2,238
	2010	$9.89	$11.42	1,294

Templeton Foreign Securities Fund	2007	$10.57	$12.12	0
	2008	$12.12	$7.18	5,009
	2009	$7.18	$9.77	17,920
	2010	$9.77	$10.53	10,645

Franklin Templeton Variable Insurance Products Trust (Class 4)

Franklin Income Securities Fund	2008	$10.00	$6.94	0
	2009	$6.94	$9.33	3,917
	2010	$9.33	$10.43	6,269

Form 8504	69

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Franklin Flex Cap Growth Securities Fund	2008	$10.00	$6.69	6,140
	2009	$6.69	$8.82	39,650
	2010	$8.82	$10.17	56,717

Templeton Foreign Securities Fund	2008	$10.00	$6.22	0
	2009	$6.22	$8.46	25,851
	2010	$8.46	$9.11	66,071

Franklin Templeton VIP Founding Funds Allocation Fund	2008	$10.00	$6.64	1,135
	2009	$6.64	$8.58	2,302
	2010	$8.58	$9.39	7,724

Goldman Sachs Variable Insurance Trust (Institutional Shares)

Goldman Sachs Large Cap Value Fund	2007	$10.43	$10.52	5,603
	2008	$10.52	$6.84	5,536
	2009	$6.84	$8.04	4,040
	2010	$8.04	$8.89	4,255

Goldman Sachs Structured U.S. Equity Fund	2007	$10.34	$10.11	0
	2008	$10.11	$6.33	0
	2009	$6.33	$7.61	0
	2010	$7.61	$8.54	0

Goldman Sachs Strategic Growth Fund	2007	$10.26	$11.23	0
	2008	$11.23	$6.50	0
	2009	$6.50	$9.54	0
	2010	$9.54	$10.49	0

Goldman Sachs Variable Insurance Trust (Service Shares)

Goldman Sachs Large Cap Value Fund	2008	$10.00	$6.58	6,909
	2009	$6.58	$7.71	81,731
	2010	$7.71	$8.50	147,681

Goldman Sachs Structured U.S. Equity Fund	2008	$10.00	$6.58	0
	2009	$6.58	$7.90	0
	2010	$7.90	$8.84	0

Goldman Sachs Strategic Growth Fund	2008	$10.00	$5.94	0
	2009	$5.94	$8.71	0

Form 8504	70

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

	2010	$8.71	$9.56	1,001

Ivy Funds Variable Insurance Portfolios, Inc.

Ivy Funds VIP Asset Strategy	2008	$10.00	$9.12	0
	2009	$9.12	$11.33	71,694
	2010	$11.33	$12.24	81,509

Ivy Funds Global Natural Resources	2008	$10.00	$6.05	0
	2009	$6.05	$10.45	35,513
	2010	$10.45	$12.15	46,992

Ivy Funds VIP Science and Technology	2008	$10.00	$8.23	0
	2009	$8.23	$11.77	23,483
	2010	$11.77	$13.18	15,553

Janus Aspen Series (Service Shares)

Janus Portfolio	2007	$10.35	$11.81	0
	2008	$11.81	$7.06	0
	2009	$7.06	$9.53	0
	2010	$9.53	$10.82	0

Overseas Portfolio	2007	$10.89	$13.84	8,395
	2008	$13.84	$6.57	30,014
	2009	$6.57	$11.69	38,402
	2010	$11.69	$14.52	48,835

Worldwide Portfolio	2007	$10.58	$11.49	767
	2008	$11.49	$6.30	0
	2009	$6.30	$8.60	1,680
	2010	$8.60	$9.88	1,878

Balanced Portfolio	2007	$10.20	$11.17	0
	2008	$11.17	$9.32	0
	2009	$9.32	$11.62	1,965
	2010	$11.62	$12.49	5,987

Lazard Retirement Series, Inc. (Service Shares)

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2007	$10.54	$9.72	0
	2008	$9.72	$6.13	0
	2009	$6.13	$9.30	10,078
	2010	$9.30	$11.43	13,220

Lazard Retirement Emerging Markets Equity Portfolio	2007	$10.92	$14.47	3,371
	2008	$14.47	$7.37	28,896
	2009	$7.37	$12.44	72,746

Form 8504	71

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

	2010	$12.44	$15.16	60,545

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$10.50	$10.33	0
	2008	$10.33	$6.64	0
	2009	$6.64	$8.37	0
	2010	$8.37	$9.38	0

Lazard Retirement International Equity Portfolio	2007	$10.52	$11.58	4,319
	2008	$11.58	$7.25	13,323
	2009	$7.25	$8.74	37,679
	2010	$8.74	$9.27	69,957

Legg Mason Partners Variable Equity Trust (Class I Shares)

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	2007	$10.53	$10.58	0
	2008	$10.58	$6.67	779
	2009	$6.67	$8.57	2,171
	2010	$8.57	$9.93	3,576

Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2007	$10.29	$10.70	0
	2008	$10.70	$6.90	0
	2009	$6.90	$8.43	0
	2010	$8.43	$9.40	0

Legg Mason ClearBridge Variable Large Cap Value Portfolio	2007	$10.45	$10.79	0
	2008	$10.79	$6.90	0
	2009	$6.90	$8.53	280
	2010	$8.53	$9.28	8,419

MFS® Variable Insurance Trust (Service Class)

MFS® Investors Growth Stock Series	2007	$10.33	$11.39	0
	2008	$11.39	$7.13	0
	2009	$7.13	$9.86	0
	2010	$9.86	$10.98	0

MFS® Mid Cap Growth Series	2007	$10.51	$11.43	176
	2008	$11.43	$5.50	255
	2009	$5.50	$7.71	1,356
	2010	$7.71	$9.90	1,181

MFS® New Discovery Series	2007	$10.49	$10.65	0
	2008	$10.65	$6.40	0
	2009	$6.40	$10.36	0
	2010	$10.36	$13.99	0

Form 8504	72

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

MFS® Total Return Series	2007	$10.30	$10.63	0
	2008	$10.63	$8.21	1,441
	2009	$8.21	$9.60	1,681
	2010	$9.60	$10.46	2,495

Neuberger Berman Advisers Management Trust (S Class Shares)

AMT Regency Portfolio	2007	$10.68	$10.93	2,433
	2008	$10.93	$5.87	5,607
	2009	$5.87	$8.53	40,820
	2010	$8.53	$10.67	2,796

PIMCO Variable Insurance Trust (Administrative Share Class)

Real Return Portfolio	2007	$9.88	$10.87	1,571
	2008	$10.87	$10.04	9,807
	2009	$10.04	$11.80	41,625
	2010	$11.80	$12.68	60,686

Total Return Portfolio	2007	$10.01	$10.82	8,794
	2008	$10.82	$11.26	13,528
	2009	$11.26	$12.76	81,734
	2010	$12.76	$13.71	159,605

Global Bond Portfolio (Unhedged)	2007	$10.03	$10.93	493
	2008	$10.93	$10.77	9,958
	2009	$10.77	$12.50	70,946
	2010	$12.50	$13.87	30,663

CommodityRealReturn® Strategy Portfolio	2008	$10.00	$6.26	0
	2009	$6.26	$8.80	8,046
	2010	$8.80	$10.89	13,299

The Prudential Series Fund, Inc. (Class II Shares)

Jennison Portfolio	2007	$10.31	$11.42	0
	2008	$11.42	$7.09	96
	2009	$7.09	$10.04	12,461
	2010	$10.04	$11.12	1,100

Jennison 20/20 Focus Portfolio	2007	$10.47	$11.45	5,994
	2008	$11.45	$6.89	13,488
	2009	$6.89	$10.78	28,579
	2010	$10.78	$11.50	64,655

Royce Capital Fund (Investment Class Shares)

Small Cap Portfolio	2007	$10.54	$10.25	1,401

Form 8504	73

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

	2008	$10.25	$7.42	11,362
	2009	$7.42	$9.96	63,627
	2010	$9.96	$11.93	71,382

Micro-Cap Portfolio	2007	$10.70	$11.05	379
	2008	$11.05	$6.23	7,503
	2009	$6.23	$9.78	19,177.00
	2010	$9.78	$12.63	38,117.00

The Universal Institutional Funds, Inc. (Class II)

Morgan Stanley UIF Core Plus Fixed Income Portfolio	2007	$10.03	$10.49	3,048
	2008	$10.49	$9.33	5,314
	2009	$9.33	$10.14	473
	2010	$10.14	$10.77	2,576

Morgan Stanley UIF U.S. Real Estate Portfolio	2007	$10.73	$8.82	2,057
	2008	$8.82	$5.43	23,662
	2009	$5.43	$6.93	31,979
	2010	$6.93	$8.90	20,022

Morgan Stanley UIF Growth Portfolio	2007	$10.25	$12.28	3,229
	2008	$12.28	$6.24	0
	2009	$6.24	$10.23	3,031.00
	2010	$10.23	$12.47	2672

Form 8504	74

Appendix C

Riders No Longer Available for Purchase

This Appendix describes optional death benefit and living benefit riders that are no longer available for purchase. Not all of the riders may have been available in all states.

Optional Death Benefit Riders

GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we may have offered the GMDBR80 Plus or GMDBR85 Plus at the time the contract was issued. You could not purchase either of these riders once the annuitant was 76 years old.

With the GMDBR80 Plus and GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 6%. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount (which rate may be increased to no more than 0.30% on contracts issued in the future), or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

Annual Reset Death Benefit Rider.

The following describes the optional Annual Reset Death Benefit riders (“ARDBR”) that we offered in the past. Not all of the riders may have been available in all states. You may only have one of the ARDBR riders on your contract. The ARDBR riders we have offered in the past are referred to as the “ARDBR” and “ARDBR (2009)”. Generally, the ARDBR riders provide a death benefit equal to the greater of the “earnings base” or the “step-up base” as described below. The ARDBR riders allow you to reset the earnings base each contract year.

ARDBR (2009)

In those states where permitted, we offered the ARBDR (2009) at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. If the ARDBR (2009) was available, you could not purchase the ARDBR. You could not purchase the ARDBR (2009) before the annuitant was 45 years old or once the annuitant was 76 years old. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2009) is the greater of the (a) “earnings base” or (b) “step-up base.”

Earnings Base The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract

Form 8504	75

anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for ARDBR (2009) is 5%.

The earnings base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. The ARDBR withdrawal amount is determined by multiplying the ARDBR withdrawal percentage by the earnings base as of the beginning of the contract year. The ARDBR withdrawal percentage for ARDBR (2009) is 5%. For example, if the earnings base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the earnings base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than ARDBR withdrawal amount will not reduce the earnings base.

If you take withdrawals before the end of the year, there is a risk that the amount of your earnings base at the beginning of the next contract year will be less than the earnings base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the earnings base at the beginning of the next contract year so that it equals the earnings base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the ARDBR withdrawal amount will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will be reduced by the same percentage the withdrawal in excess of the ARDBR withdrawal amount reduces your Contract Value. If your Contract Value is lower than your earnings base, a pro rata reduction will reduce your earnings base by a greater amount than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $100,000, your earnings base is $110,000 and you withdraw another $1,000, your earnings base will be reduced to $108,900, i.e. $110,000 – ([$1,000/$100,000] x $110,000). If your Contract Value is higher than your earnings base, a pro rata reduction will reduce your earnings base less than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $110,000, your earnings base is $100,000 and you withdraw another $1,000, your earnings base will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

The earnings base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the total death benefit amount with this rider will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the maximum earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the ARDBR withdrawal amount will reduce the maximum earnings base pro rata.

Step-Up Base. At contract issue, the step-up base equals net purchase payments. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Resets. On any contract anniversary, you may elect to reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. On reset, the ARDBR (2009) earnings base and the GMIB Plus with Annual Reset (2009) rider guaranteed earnings income base will both be reset to the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2009) and income benefit under the GMIB Plus with Annual Reset (2009) rider will increase. If you reset, the ARDBR maximum earnings base will be reset to 15 times the then-current Contract Value. Because you may only reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) and because you may decline an increase in charge for the GMIB Plus with Annual Reset (2009) by refusing such reset, please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing the reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Charge. There is an additional annual charge for the ARDBR (2009) of 0.85% of your death benefit amount. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the ARDBR (2009), which we guarantee will not exceed 1.40%. The ARDBR (2009) is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009).

Form 8504	76

Termination. Since you may only have the ARDBR (2009) if you have the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

You may cancel the ARDBR (2009) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR

If the ARDBR (2009) was not available, in those states where permitted, we offered the ARDBR at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset described later in this prospectus. You could not purchase the ARDBR after the annuitant was age 75. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR is the greater of the (i) “earnings base” or (ii) “step-up base”.

Earnings Base. The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. However, Contract Values allocated in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will earn the rate of return being earned in those accounts. The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the Contract Value that resulted from the withdrawal in excess of 6%.

Step-Up Base. At contract issue, the step-up base equals net purchase payments. Each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

Resets. On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR earnings base and the GMIB Plus with Annual Reset’s guaranteed earnings income base will both equal the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase.

Charge. There is an additional annual charge for the ARDBR of 0.60% of your death benefit amount.

Termination. You may cancel the ARDBR as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we offered in the past. Not all of the riders may have been available in all states. You may only have one of the GMIB riders on your contract. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB riders we offered in the past are the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset, GMIB Plus and GMIB. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA such as those associated with the GMIB riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

Form 8504	77

GMIB Plus with Annual Reset (2009)

In those states where permitted, we offered the GMIB Plus with Annual Reset (2009) rider at the time the contract is issued. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GMIB Plus with Annual Reset (2009) was available, you could not purchase the GMIB Plus with Annual Reset. If the GLWB or Joint GLWB was available, you could not purchase the GMIB Plus with Annual Reset (2009).

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your Contract Value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may begin to receive the guaranteed minimum income benefit payments described in this rider. You may choose to receive annuity payments as provided in your contract during the 10 year period, but your GMIB Plus with Annual Reset (2009) rider will then be of no further value to you. Your GMIB payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your Contract Value, and withdrawals. Your step-up base is an amount that takes into account any increases to your Contract Value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

Guaranteed earnings income base.

The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with the Annual Reset (2009) is 5%. For example, if the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your Contract Value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your Contract Value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000

Form 8504	78

($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your Contract Value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking into account that portion of the withdrawal, your Contract Value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 – ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.

At contract issue, the step-up base equals net purchase payments. The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the Contract Value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Annuitization.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

In those states where permitted, you may qualify for guaranteed minimum annual annuitization levels if you meet the conditions described below. The guaranteed minimum annual annuitization levels equal the percentages specified below of the guaranteed income base if you take no withdrawals before the contract anniversary immediately prior to the corresponding annuitant’s birthday specified below and your Contract Value is reduced to zero on or after the contract anniversary immediately prior to the annuitant’s birthday specified below.

Annuitant’s Birthday	Minimum Annuitization Level

60th	5%
65th	5.5%
70th	6%

These guaranteed minimum annuitization levels only apply if (i) after you begin withdrawals on or after the ages specified above, you have never withdrawn in any one contract year more than 5% of the guaranteed earnings income base and (ii) you select annuity option 1, life annuity with period certain, paid in monthly installments, under the rider. The effect of these guaranteed annuitization levels is to allow you to continue to receive payments equal to or greater than what you were receiving prior to annuitization if you were withdrawing 5% of the guaranteed earnings income base at that time. For example, if you do not take any withdrawals until the annuitant is 65 and then only take withdrawals that are no more than 5% of the guaranteed earnings income base, you will receive payments of at least 5.5% when your

Form 8504	79

Contract Value is reduced to zero. This only applies if you select annuity option 1, life annuity with period certain, paid in monthly installments.

No Lapse.

With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your Contract Value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your Contract Value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

Investment Restrictions.

If you purchase the GMIB Plus with Annual Reset (2009) rider, you must abide by investment restrictions. You must allocate any variable account portion of your purchase payments and Contract Value to (a) one of Asset Allocation Models 2, 3 or 4 or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and Contract Value to the Fixed Accumulation Account, if available. The GMIB Plus with Annual Reset (2009) rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.

Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current Contract Value each and every contract anniversary prior to the annuitant’s 81st birthday. If the Contract Value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current Contract Value. The guaranteed earnings income base is not reset automatically to the current Contract Value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

Charge.

There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Form 8504	80

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and will not affect the amount you receive under this rider. In addition, the withdrawal fee will not be considered a withdrawal under the rider.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

Required Minimum Distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A —IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

Other Versions

This section describes the other optional GMIB riders that we offered in the past. Not all of the riders may have been available in all states.

GMIB

You may have added a GMIB rider to your contract at the time the contract was issued. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 6% or (b) your “step-up base,” which is your highest total Contract Value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. Except as described below, if you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The GMIB rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “ten year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider’s 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

Form 8504	81

GMIB Plus

In those states where permitted, we offered a GMIB “Plus” rider. The GMIB Plus rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these three differences:

(1)

For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings income base dollar for dollar.

(2)	The step-up income base is your highest total Contract Value as of any anniversary before the annuitant attains age 85, rather than 80.

(3)	The annual charge for GMIB Plus is 0.55% of the guaranteed income base.

GMIB Plus with Five Year Reset

In those states where permitted, we offered a GMIB Plus with Five Year Reset rider. The GMIB Plus with Five Year Reset was not available for purchase after May 15, 2009. The GMIB Plus with Five Year Reset was not available for purchase after the annuitant was age 79. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:

(1)	For the GMIB Plus with Five Year Reset you may reset the guaranteed earnings income base on the fifth contract anniversary and the annual charge is 0.55% of the guaranteed income base.

(2)	There is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the ten year annuitization waiting period.

With the “no-lapse” provision listed above, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings income base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 6% of the guaranteed earnings income base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your Contract Value at the time of reset is greater than the guaranteed income base.

GMIB Plus with Annual Reset

In those states where permitted, we offered a GMIB Plus with Annual Reset rider. You could not purchase the GMIB Plus with Annual Reset if the GMIB Plus with Annual Reset (2009), GLWB or Joint GLWB was available. You could purchase GMIB Plus with Annual Reset until the annuitant was age 75. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the guaranteed earnings income base on each contract anniversary and the annual charge is 0.70% of the guaranteed income base.

The effect of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset, and GMIB Plus with Annual Reset riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than 6% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 6% (4% for issue ages 76 or greater) of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, the GMIB’s pro rata deduction against the guaranteed earnings income base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.

Subject to certain limitations, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the guaranteed earnings income base to the then-current Contract Value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary prior to the annuitant’s 75th birthday. The GMIB Plus with Annual Reset rider allows you to reset each and every contract anniversary up to the later of the annuitant’s 75th birthday or the fifth rider anniversary, with a minimum opportunity of 5 annual resets. If the Contract Value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying the Company within 30 days after the contract anniversary date in

Form 8504	82

writing or other method the Company agrees to. If you elect to reset the guaranteed earnings income base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

In any event, resetting may not be elected after the annuitant’s 79th birthday. Because of this, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.

When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the ARDBR earnings base. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

Optional Guaranteed Principal Access (“GPA”)

In the past we offered a Guaranteed Principal Access (“GPA”) rider in those states where permitted. The GPA rider was not available for purchase after May 1, 2009. With certain restrictions, this rider guarantees:

i.

you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s beginning guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

ii.

we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is positive at the end of the ten year term. The eligible Contract Value is the Contract Value attributable to the beginning principal amount; and

iii.

we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is reduced to zero during the ten year term.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPA, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

The GPA is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in Contract Values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.

If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible Contract Value. If at the end of the rider term the variable Contract Value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. If you select the GPA rider, the variable portion of your Contract Values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset

Form 8504	83

Allocation Models”). You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual Contract Value for the 7% GPA rider and .50% of your eligible average annual Contract Value for the 8% GPA rider.

The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current Contract Value.

It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.

You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the Contract Value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total Contract Value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your Contract Value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.

If you terminate the rider, either by notifying us before the next contract anniversary date or by moving Contract Values out of the optional Asset Allocation Models, a full annual rider charge will be assessed without being prorated to the date of termination.

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total Contract Value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider based on rates applicable to new contracts. You may reset the rider more than once, but you must wait 5 years between resets.

If, during the course of the rider, your eligible Contract Value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire Contract Value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

Form 8504	84

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-134982

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Ohio National Variable Account A

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 1-888-925-6446

ONcore Wrap VA

Statement of Additional Information

May 1, 2011

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A (“VAA”) flexible purchase payment individual variable annuity contracts dated May  1, 2011. To get a free copy of the prospectus for VAA, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $29.6 billion and equity of approximately $1.6 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAA’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account A and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2010 consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January  1, 2009. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions

2010	$78,700,175	$15,846,834
2009	$124,029,575	$24,758,681
2008	$104,098,342	$19,487,825

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT
This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.
This Annual Report has four major sections:
Statements of Assets and Contract Owners’ Equity
These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.
Statements of Operations
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).
Statements of Changes in Contract Owners’ Equity
The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.
Notes to Financial Statements
The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments,	accumulation period	for contracts in	Total contract
	at fair value	(note 6)	payment period	owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount 8,407,314 Shares (Cost $193,338,987)	$165,792,228	$165,604,954	$187,274	$165,792,228
Money Market Subaccount 24,406,553 Shares (Cost $244,065,532)	244,065,532	244,045,346	20,186	244,065,532
Bond Subaccount 9,419,012 Shares (Cost $110,852,696)	124,425,152	124,387,095	38,057	124,425,152
Omni Subaccount 1,273,408 Shares (Cost $19,181,711)	20,476,397	20,451,606	24,791	20,476,397
International Subaccount 15,105,531 Shares (Cost $156,433,878)	184,287,483	184,263,103	24,380	184,287,483
Capital Appreciation Subaccount 4,792,025 Shares (Cost $76,481,281)	97,613,540	97,575,715	37,825	97,613,540
Millennium Subaccount 857,080 Shares (Cost $14,417,601)	18,590,068	18,587,089	2,979	18,590,068
International Small-Mid Company Subaccount 2,584,532 Shares (Cost $49,927,823)	60,064,517	60,061,880	2,637	60,064,517
Aggressive Growth Subaccount 2,289,155 Shares (Cost $17,053,535)	18,702,393	18,702,393	0	18,702,393
Small Cap Growth Subaccount 1,670,560 Shares (Cost $16,863,810)	21,483,396	21,472,873	10,523	21,483,396
Mid Cap Opportunity Subaccount 2,367,580 Shares (Cost $35,606,702)	43,634,496	43,610,808	23,688	43,634,496
S&P 500 Index Subaccount 8,980,542 Shares (Cost $102,716,175)	118,632,966	118,617,098	15,868	118,632,966
Strategic Value Subaccount 2,089,417 Shares (Cost $18,555,726)	19,556,942	19,555,673	1,269	19,556,942
High Income Bond Subaccount 20,502,161 Shares (Cost $210,460,209)	252,381,601	252,299,498	82,103	252,381,601
Capital Growth Subaccount 1,638,757 Shares (Cost $31,863,869)	45,360,803	45,360,803	0	45,360,803
Nasdaq-100 Index Subaccount 8,278,749 Shares (Cost $36,562,454)	47,106,083	47,101,155	4,928	47,106,083
Bristol Subaccount 13,751,185 Shares (Cost $148,720,992)	172,027,325	172,026,137	1,188	172,027,325
Bryton Growth Subaccount 9,454,679 Shares (Cost $99,997,833)	128,299,992	128,278,287	21,705	128,299,992
U.S. Equity Subaccount 1,317,020 Shares (Cost $14,413,078)	13,473,116	13,446,687	26,429	13,473,116
The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments,	accumulation period	for contracts in	Total contract
	at fair value	(note 6)	payment period	owners’ equity
Ohio National Fund, Inc.: (continued)
Balanced Subaccount 958,217 Shares (Cost $12,083,341)	$13,290,468	$13,214,377	$76,091	$13,290,468
Income Opportunity Subaccount 641,909 Shares (Cost $7,019,612)	7,696,485	7,696,485	0	7,696,485
Target VIP Subaccount 2,325,089 Shares (Cost $21,605,345)	21,181,558	21,181,558	0	21,181,558
Target Equity/Income Subaccount 2,841,227 Shares (Cost $25,290,111)	24,462,965	24,374,819	88,146	24,462,965
Bristol Growth Subaccount 8,215,759 Shares (Cost $66,971,206)	80,843,072	80,843,072	0	80,843,072
Dow Target 10 Portfolios:
First Quarter Subaccount 235,228 Shares (Cost $2,134,969)	2,349,927	2,349,927	0	2,349,927
Second Quarter Subaccount 223,918 Shares (Cost $2,223,409)	2,597,454	2,597,454	0	2,597,454
Third Quarter Subaccount 220,393 Shares (Cost $2,009,072)	2,032,028	2,032,028	0	2,032,028
Fourth Quarter Subaccount 222,875 Shares (Cost $2,413,920)	2,571,983	2,571,983	0	2,571,983
Dow Target 5 Portfolios:
First Quarter Subaccount 78,078 Shares (Cost $885,601)	764,385	764,385	0	764,385
Second Quarter Subaccount 74,248 Shares (Cost $733,230)	700,161	700,161	0	700,161
Third Quarter Subaccount 92,000 Shares (Cost $772,143)	545,562	545,562	0	545,562
Fourth Quarter Subaccount 72,159 Shares (Cost $743,767)	658,810	658,810	0	658,810
Fidelity Variable Insurance Products Fund — Initial Class:
VIP Growth Subaccount 27,487 Shares (Cost $1,046,059)	1,019,496	1,019,496	0	1,019,496
VIP Equity-Income Subaccount 42,045 Shares (Cost $972,292)	799,705	799,705	0	799,705
VIP High Income Subaccount 19,768 Shares (Cost $148,272)	110,109	110,109	0	110,109
The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments,	accumulation period	for contracts in	Total contract
	at fair value	(note 6)	payment period	owners’ equity
Janus Aspen Series — Institutional Shares:
Janus Subaccount 242,323 Shares (Cost $6,963,591)	$5,878,760	$5,873,209	$5,551	$5,878,760
Overseas Subaccount 81,027 Shares (Cost $2,951,743)	4,625,828	4,580,355	45,473	4,625,828
Worldwide Subaccount 104,653 Shares (Cost $3,446,703)	3,153,199	3,131,540	21,659	3,153,199
Balanced Subaccount 327,691 Shares (Cost $8,340,344)	9,273,660	9,228,479	45,181	9,273,660
Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount (a) 805,427 Shares (Cost $16,080,536)	15,850,795	15,850,795	0	15,850,795
Legg Mason ClearBridge Variable Equity Income Builder Subaccount 477,376 Shares (Cost $5,490,699)	4,778,537	4,778,537	0	4,778,537
Legg Mason ClearBridge Variable Large Cap Value Subaccount (a) 842,651 Shares (Cost $10,566,826)	11,122,994	11,122,994	0	11,122,994
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 281,293 Shares (Cost $5,651,877)	5,181,416	5,181,416	0	5,181,416
Small Cap Value Subaccount (b) 40,687 Shares (Cost $410,134)	367,407	367,407	0	367,407
Discovery Subaccount 281,731 Shares (Cost $3,513,502)	5,995,237	5,931,622	63,615	5,995,237
The Universal Institutional Funds, Inc. — Class I (Morgan Stanley UIF) (b):
Core Plus Fixed Income Subaccount 149,034 Shares (Cost $1,555,262)	1,491,833	1,491,833	0	1,491,833
U.S. Real Estate Subaccount 336,025 Shares (Cost $4,759,084)	4,338,085	4,313,270	24,815	4,338,085
Emerging Markets Debt Subaccount 945 Shares (Cost $7,378)	7,693	7,693	0	7,693
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. Value Series I Subaccount 3,765 Shares (Cost $30,912)	36,259	36,259	0	36,259
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Large Cap Value Subaccount (a) 34,522,859 Shares (Cost $369,574,045)	353,514,075	353,492,979	21,096	353,514,075
Structured U.S. Equity Subaccount 2,995,499 Shares (Cost $34,820,682)	31,662,423	31,646,871	15,552	31,662,423
Strategic Growth Subaccount (a) 942,368 Shares (Cost $9,741,513)	11,317,836	11,317,219	617	11,317,836
The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments,	accumulation period	for contracts in	Total contract
	at fair value	(note 6)	payment period	owners’ equity
Lazard Retirement Series, Inc. — Service Shares:
Emerging Markets Equity Subaccount 14,897,183 Shares (Cost $280,971,638)	$347,551,273	$347,415,232	$136,041	$347,551,273
U.S. Small-Mid Cap Equity Subaccount 11,097,931 Shares (Cost $100,314,604)	122,521,153	122,506,532	14,621	122,521,153
U.S. Strategic Equity Subaccount 346,779 Shares (Cost $2,761,772)	3,183,431	3,183,431	0	3,183,431
International Equity Subaccount 42,308,062 Shares (Cost $411,090,451)	434,926,882	434,888,063	38,819	434,926,882
The Prudential Series Fund, Inc. — Class II:
Jennison 20/20 Focus Subaccount 28,493,739 Shares (Cost $363,607,980)	436,239,151	436,199,017	40,134	436,239,151
Jennison Subaccount 610,358 Shares (Cost $11,597,454)	13,983,292	13,983,292	0	13,983,292
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 9,089,386 Shares (Cost $238,326,991)	292,041,961	291,946,014	95,947	292,041,961
VIP Contrafund Subaccount 16,382,326 Shares (Cost $365,061,960)	384,820,830	384,776,381	44,449	384,820,830
VIP Growth Subaccount 834,189 Shares (Cost $27,670,776)	30,631,421	30,630,083	1,338	30,631,421
VIP Equity-Income Subaccount 6,895,019 Shares (Cost $136,991,069)	129,281,598	129,281,598	0	129,281,598
VIP Real Estate Subaccount 6,728,738 Shares (Cost $78,737,184)	93,664,032	93,664,032	0	93,664,032
Janus Aspen Series — Service Shares:
Janus Subaccount 1,098,395 Shares (Cost $23,003,959)	26,394,429	26,388,380	6,049	26,394,429
Worldwide Subaccount 698,276 Shares (Cost $17,478,697)	20,808,627	20,808,627	0	20,808,627
Balanced Subaccount 3,847,381 Shares (Cost $102,125,516)	113,189,957	113,189,957	0	113,189,957
Overseas Subaccount 6,380,332 Shares (Cost $284,893,043)	357,553,819	357,539,519	14,300	357,553,819
J.P. Morgan Insurance Trust — Class I:
Small Cap Core Subaccount 1,064,662 Shares (Cost $10,842,016)	15,916,701	15,861,564	55,137	15,916,701
Mid Cap Value Subaccount 21,356,386 Shares (Cost $97,992,721)	145,223,424	145,170,835	52,589	145,223,424
The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments,	accumulation period	for contracts in	Total contract
	at fair value	(note 6)	payment period	owners’ equity
AllianceBernstein Variable Product Series Fund, Inc. — Class B:
Growth & Income Subaccount 8,080 Shares (Cost $173,176)	$137,445	$137,445	$0	$137,445
Small Cap Growth Subaccount 1,697 Shares (Cost $15,218)	27,051	27,051	0	27,051
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 907,231 Shares (Cost $12,307,983)	16,094,280	16,068,933	25,347	16,094,280
Investors Growth Stock Subaccount 709,865 Shares (Cost $6,458,119)	7,638,145	7,619,176	18,969	7,638,145
Mid Cap Growth Subaccount 4,037,323 Shares (Cost $22,036,658)	23,577,965	23,577,965	0	23,577,965
Total Return Subaccount 3,291,952 Shares (Cost $59,554,039)	60,835,274	60,833,173	2,101	60,835,274
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 39,883,768 Shares (Cost $504,960,197)	524,072,712	523,839,472	233,240	524,072,712
Total Return Subaccount 129,503,423 Shares (Cost $1,412,267,684)	1,434,897,924	1,434,640,762	257,162	1,434,897,924
Global Bond Subaccount 15,518,522 Shares (Cost $202,139,237)	209,344,867	209,234,170	110,697	209,344,867
CommodityRealReturn Strategy Subaccount 14,090,699 Shares (Cost $116,141,535)	126,957,200	126,952,301	4,899	126,957,200
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount (a) 13,338 Shares (Cost $199,239)	258,084	258,084	0	258,084
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 623,727 Shares (Cost $19,346,043)	21,973,886	21,973,886	0	21,973,886
Royce Capital Fund — Investment Class:
Small-Cap Subaccount 26,801,763 Shares (Cost $227,145,247)	280,078,423	279,977,830	100,593	280,078,423
Micro-Cap Subaccount 11,592,293 Shares (Cost $116,774,923)	141,194,126	141,166,720	27,406	141,194,126
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF) (b):
Core Plus Fixed Income Subaccount 2,319,037 Shares (Cost $23,162,313)	23,167,184	23,162,057	5,127	23,167,184
U.S. Real Estate Subaccount 7,864,377 Shares (Cost $90,768,260)	100,978,607	100,936,783	41,824	100,978,607
Capital Growth Subaccount 601,600 Shares (Cost $9,810,833)	12,266,626	12,246,417	20,209	12,266,626
The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments,	accumulation period	for contracts in	Total contract
	at fair value	(note 6)	payment period	owners’ equity
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount 2,154,291 Shares (Cost $15,977,331)	$19,625,587	$19,619,655	$5,932	$19,625,587
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 9,194,275 Shares (Cost $137,652,380)	136,259,151	136,259,151	0	136,259,151
Franklin Flex Cap Growth Securities Subaccount 10,319,037 Shares (Cost $116,062,475)	131,051,774	131,037,406	14,368	131,051,774
Templeton Foreign Securities Subaccount 12,933,573 Shares (Cost $171,113,863)	184,820,758	184,806,060	14,698	184,820,758
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 3,641,804 Shares (Cost $48,653,000)	60,417,523	60,415,794	1,729	60,417,523
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount 933,569 Shares (Cost $4,696,670)	4,341,094	4,341,094	0	4,341,094
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount 1,638,837 Shares (Cost $18,923,612)	24,140,073	24,140,073	0	24,140,073
Goldman Sachs Variable Insurance Trust — Service Shares:
Large Cap Value Subaccount (a) 46,577,669 Shares (Cost $406,305,690)	476,489,550	476,489,550	0	476,489,550
Structured U.S. Equity Subaccount 166,756 Shares (Cost $1,490,899)	1,764,275	1,764,275	0	1,764,275
Strategic Growth Subaccount (a) 537,794 Shares (Cost $5,447,341)	6,453,527	6,453,527	0	6,453,527
Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount 5,990,015 Shares (Cost $79,871,107)	90,089,821	90,089,821	0	90,089,821
Franklin Flex Cap Growth Securities Subaccount 19,969,437 Shares (Cost $197,907,780)	252,213,987	252,213,987	0	252,213,987
Templeton Foreign Securities Subaccount 19,238,807 Shares (Cost $231,634,915)	277,615,984	277,615,984	0	277,615,984
Franklin Templeton VIP Founding Funds Allocation Subaccount 3,875,199 Shares (Cost $25,570,552)	29,877,781	29,877,781	0	29,877,781
The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2010

	Assets	Contract owners’ equity
		Contracts in	Annuity reserves
	Investments,	accumulation period	for contracts in	Total contract
	at fair value	(note 6)	payment period	owners’ equity
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount 36,375,486 Shares (Cost $320,927,351)	$360,539,266	$360,539,266	$0	$360,539,266
VIP Global Natural Resources Subaccount 13,243,505 Shares (Cost $69,281,669)	89,111,570	89,111,570	0	89,111,570
VIP Science and Technology Subaccount 1,589,333 Shares (Cost $22,584,918)	26,588,595	26,588,595	0	26,588,595

Totals	$10,549,026,331	$10,546,708,980	$2,317,351	$10,549,026,331

(a)	Name change was effective April 30, 2010:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Fundamental Value
Legg Mason ClearBridge Variable Large Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Investors
Large Cap Value Subaccount formerly known as Growth and Income
Strategic Growth Subaccount formerly known as Capital Growth
VP SRI Equity Subaccount formerly known as Social Equity

(b)	Name change was effective May 1, 2010:
Small Cap Value Subaccount formerly known as Small/Mid Cap Value
The Universal Institutional Funds, Inc. (Morgan Stanley UIF) formerly known as Van Kampen Universal Institutional Funds
The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$321,789	$0	$0	$301,668	$0	$214,918	$0	$0
Risk and administrative expense (note 2)	(2,101,001)	(3,515,740)	(1,619,818)	(242,571)	(2,272,759)	(1,207,884)	(688,425)	(677,919)

Net investment activity	(1,779,212)	(3,515,740)	(1,619,818)	59,097	(2,272,759)	(992,966)	(688,425)	(677,919)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(8,913,978)	8,049	6,263,109	(34,852)	1,600,272	3,081,300	3,176,059	242,984
Unrealized gain (loss)	21,603,256	0	3,260,905	2,226,164	26,853,862	11,728,674	(1,788,333)	9,352,615

Net gain (loss) on investments	12,689,278	8,049	9,524,014	2,191,312	28,454,134	14,809,974	1,387,726	9,595,599

Net increase (decrease) in contract owners’ equity from operations	$10,910,066	$(3,507,691)	$7,904,196	$2,250,409	$26,181,375	$13,817,008	$699,301	$8,917,680

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$0	$0	$0	$1,482,278	$612,724	$0	$0	$135,923
Risk and administrative expense (note 2)	(202,004)	(192,150)	(498,659)	(1,350,501)	(227,716)	(2,654,183)	(450,979)	(498,108)

Net investment activity	(202,004)	(192,150)	(498,659)	131,777	385,008	(2,654,183)	(450,979)	(362,185)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,941	584,406	632,752	1,435,253	135,542	10,691,751	1,775,836	2,976,144
Unrealized gain (loss)	1,478,575	3,775,598	6,543,953	12,027,369	1,316,556	17,153,971	9,678,391	3,937,750

Net gain (loss) on investments	1,482,516	4,360,004	7,176,705	13,462,622	1,452,098	27,845,722	11,454,227	6,913,894

Net increase (decrease) in contract owners’ equity from operations	$1,280,512	$4,167,854	$6,678,046	$13,594,399	$1,837,106	$25,191,539	$11,003,248	$6,551,709

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

	Ohio National Fund, Inc.
		Bryton			Income		Target	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	Target VIP	Equity/Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$938,689	$0	$91,873	$258,797	$0	$258,005	$280,894	$245,794
Risk and administrative expense (note 2)	(1,918,202)	(1,466,998)	(159,145)	(155,202)	(77,144)	(256,454)	(279,109)	(489,250)

Net investment activity	(979,513)	(1,466,998)	(67,272)	103,595	(77,144)	1,551	1,785	(243,456)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,963,378	3,775,997	(723,018)	166,827	72,681	(823,643)	(1,464,983)	1,071,499
Unrealized gain (loss)	18,604,404	21,532,954	2,150,665	510,473	382,567	4,120,166	5,843,028	13,645,428

Net gain (loss) on investments	20,567,782	25,308,951	1,427,647	677,300	455,248	3,296,523	4,378,045	14,716,927

Net increase (decrease) in contract owners’ equity from operations	$19,588,269	$23,841,953	$1,360,375	$780,895	$378,104	$3,298,074	$4,379,830	$14,473,471

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First	Second	Third	Fourth	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(27,427)	(29,149)	(23,341)	(25,205)	(9,742)	(8,672)	(6,619)	(8,365)

Net investment activity	(27,427)	(29,149)	(23,341)	(25,205)	(9,742)	(8,672)	(6,619)	(8,365)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(12,368)	5,486	(73,943)	(17,666)	(40,562)	(29,712)	(67,521)	(63,813)
Unrealized gain (loss)	381,834	489,326	443,997	405,547	126,855	121,523	169,915	144,275

Net gain (loss) on investments	369,466	494,812	370,054	387,881	86,293	91,811	102,394	80,462

Net increase (decrease) in contract owners’ equity from operations	$342,039	$465,663	$346,713	$362,676	$76,551	$83,139	$95,775	$72,097

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

	Fidelity Variable Insurance Products
	Fund — Initial Class			Janus Aspen Series — Institutional Shares
		VIP Equity-	VIP High
	VIP Growth	Income	Income	Janus	Overseas	Worldwide	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$2,527	$13,799	$8,199	$63,212	$29,559	$18,331	$271,870
Risk and administrative expense (note 2)	(12,342)	(9,909)	(1,608)	(74,645)	(56,504)	(39,211)	(125,417)

Net investment activity	(9,815)	3,890	6,591	(11,433)	(26,945)	(20,880)	146,453

Reinvested capital gains	3,177	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(54,712)	(44,630)	(13,092)	(377,087)	263,595	(126,857)	218,430
Unrealized gain (loss)	253,151	138,410	20,742	1,095,011	667,113	552,890	296,071

Net gain (loss) on investments	198,439	93,780	7,650	717,924	930,708	426,033	514,501

Net increase (decrease) in contract owners’ equity from operations	$191,801	$97,670	$14,241	$706,491	$903,763	$405,153	$660,954

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

	Legg Mason Partners Variable			Wells Fargo Advantage Variable
	Equity Trust — Class I			Trust Funds
	Legg Mason	Legg Mason	Legg Mason
	ClearBridge	ClearBridge	ClearBridge
	Variable	Variable	Variable
	Fundamental	Equity Income	Large Cap		Small Cap
	All Cap Value	Builder	Value	Opportunity	Value	Discovery
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$249,217	$163,588	$295,304	$37,602	$5,676	$0
Risk and administrative expense (note 2)	(184,989)	(50,041)	(117,484)	(63,458)	(6,134)	(71,820)

Net investment activity	64,228	113,547	177,820	(25,856)	(458)	(71,820)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(416,562)	(408,301)	(44,951)	(247,253)	(70,797)	332,030
Unrealized gain (loss)	2,399,751	716,176	658,903	1,269,122	123,344	1,351,622

Net gain (loss) on investments	1,983,189	307,875	613,952	1,021,869	52,547	1,683,652

Net increase (decrease) in contract owners’ equity from operations	$2,047,417	$421,422	$791,772	$996,013	$52,089	$1,611,832

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

					AIM Variable
					Insurance Funds
	The Universal Institutional Funds, Inc. — Class I				(Invesco Variable	Goldman Sachs Variable
	(Morgan Stanley UIF)				Insurance Funds)	Insurance Trust — Institutional Shares
					Invesco Van
					Kampen V.I.
	Core Plus	U.S. Real	Value	Emerging	Value Series I	Large Cap	Structured	Strategic
	Fixed Income	Estate	Subaccount	Markets Debt	Subaccount	Value	U.S. Equity	Growth
	Subaccount	Subaccount	(note 4)	Subaccount	(note 4)	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$108,408	$107,642	$486	$308	$0	$2,759,392	$452,213	$46,429
Risk and administrative expense (note 2)	(21,881)	(58,712)	(127)	(105)	(191)	(4,259,465)	(404,177)	(147,245)

Net investment activity	86,527	48,930	359	203	(191)	(1,500,073)	48,036	(100,816)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(44,136)	(692,595)	(12,031)	4	16	(9,738,015)	(1,364,192)	277,950
Unrealized gain (loss)	53,432	1,740,699	11,131	379	5,347	45,615,015	4,853,313	802,357

Net gain (loss) on investments	9,296	1,048,104	(900)	383	5,363	35,877,000	3,489,121	1,080,307

Net increase (decrease) in contract owners’ equity from operations	$95,823	$1,097,034	$(541)	$586	$5,172	$34,376,927	$3,537,157	$979,491

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

					The Prudential Series
	Lazard Retirement Series, Inc. — Service Shares				Fund, Inc. — Class II
	Emerging	U.S.	U.S.
	Markets	Small-Mid	Strategic	International	Jennison
	Equity	Cap Equity	Equity	Equity	20/20 Focus	Jennison
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$3,710,477	$342,978	$20,200	$5,401,039	$0	$2,066
Risk and administrative expense (note 2)	(3,667,928)	(1,552,299)	(37,326)	(4,648,399)	(4,181,094)	(164,559)

Net investment activity	42,549	(1,209,321)	(17,126)	752,640	(4,181,094)	(162,493)

Reinvested capital gains	0	9,740,344	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,664,307	7,319,718	51,921	(1,267,600)	6,415,657	259,073
Unrealized gain (loss)	49,552,421	5,482,704	302,479	27,571,008	42,421,714	1,225,790

Net gain (loss) on investments	57,216,728	12,802,422	354,400	26,303,408	48,837,371	1,484,863

Net increase (decrease) in contract owners’ equity from operations	$57,259,277	$21,333,445	$337,274	$27,056,048	$44,656,277	$1,322,370

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

	Fidelity Variable Insurance Products Fund —
	Service Class 2
	VIP	VIP	VIP	VIP Equity-	VIP Real
	Mid Cap	Contrafund	Growth	Income	Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$314,559	$3,555,796	$8,299	$1,960,646	$946,468
Risk and administrative expense (note 2)	(3,203,757)	(4,369,282)	(349,787)	(1,515,666)	(581,917)

Net investment activity	(2,889,198)	(813,486)	(341,488)	444,980	364,551

Reinvested capital gains	806,366	162,262	92,349	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,808,322	(4,590,766)	(331,529)	(4,491,796)	1,888,651
Unrealized gain (loss)	57,675,744	56,284,992	6,037,448	19,767,990	13,425,864

Net gain (loss) on investments	61,484,066	51,694,226	5,705,919	15,276,194	15,314,515

Net increase (decrease) in contract owners’ equity from operations	$59,401,234	$51,043,002	$5,456,780	$15,721,174	$15,679,066

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

							AllianceBernstein
					J.P. Morgan Insurance		Variable Product
	Janus Aspen Series — Service Shares				Trust — Class I		Series Fund, Inc. — Class B
					Small	Mid Cap	Growth &	Small Cap
	Janus	Worldwide	Balanced	Overseas	Cap Core	Value	Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$91,329	$92,444	$2,694,580	$1,693,570	$0	$1,568,011	$0	$0
Risk and administrative expense (note 2)	(324,866)	(243,284)	(1,318,126)	(4,057,059)	(189,216)	(1,719,554)	(2,172)	(308)

Net investment activity	(233,537)	(150,840)	1,376,454	(2,363,489)	(189,216)	(151,543)	(2,172)	(308)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	201,140	631,066	1,829,915	7,926,657	1,518,235	8,666,076	(33,352)	101
Unrealized gain (loss)	3,089,203	2,023,311	3,776,059	60,194,242	1,949,213	18,324,277	48,364	7,178

Net gain (loss) on investments	3,290,343	2,654,377	5,605,974	68,120,899	3,467,448	26,990,353	15,012	7,279

Net increase (decrease) in contract owners’ equity from operations	$3,056,806	$2,503,537	$6,982,428	$65,757,410	$3,278,232	$26,838,810	$12,840	$6,971

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

					PIMCO Variable Insurance Trust —
	MFS Variable Insurance Trust — Service Class				Administrative Shares
								Commodity
	New	Investors	Mid Cap	Total	Real	Total	Global	RealReturn
	Discovery	Growth Stock	Growth	Return	Return	Return	Bond	Strategy
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$0	$21,891	$0	$1,572,805	$6,240,227	$30,340,688	$6,498,713	$15,527,677
Risk and administrative expense (note 2)	(141,422)	(96,244)	(271,645)	(779,103)	(5,680,538)	(16,257,320)	(3,103,730)	(1,275,639)

Net investment activity	(141,422)	(74,353)	(271,645)	793,702	559,689	14,083,368	3,394,983	14,252,038

Reinvested capital gains	0	0	0	0	4,384,057	40,799,124	4,748,304	2,088,959

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	713,775	215,862	(631,925)	(568,401)	4,692,277	14,952,869	1,427,080	254,971
Unrealized gain (loss)	2,798,382	639,699	6,177,424	4,504,893	16,929,579	7,238,029	10,046,551	7,323,790

Net gain (loss) on investments	3,512,157	855,561	5,545,499	3,936,492	21,621,856	22,190,898	11,473,631	7,578,761

Net increase (decrease) in contract owners’ equity from operations	$3,370,735	$781,208	$5,273,854	$4,730,194	$26,565,602	$77,073,390	$19,616,918	$23,919,758

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

		Dreyfus
		Variable
	Calvert	Investment
	Variable	Fund — Service	Royce Capital Fund —		The Universal Institutional Funds, Inc. — Class II
	Series, Inc.	Shares	Investment Class		(Morgan Stanley UIF)
							International
	VP SRI				Core Plus	U.S. Real	Growth Equity	Capital
	Equity	Appreciation	Small-Cap	Micro-Cap	Fixed Income	Estate	Subaccount	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	(note 4)	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$137	$339,297	$302,652	$2,275,639	$1,056,509	$3,652,091	$3,831,639	$0
Risk and administrative expense (note 2)	(3,024)	(242,808)	(2,960,562)	(1,495,235)	(264,837)	(1,764,408)	(1,321,887)	(146,790)

Net investment activity	(2,887)	96,489	(2,657,910)	780,404	791,672	1,887,683	2,509,752	(146,790)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,591	111,283	5,267,208	585,554	(33,979)	(9,379,128)	(23,911,966)	858,166
Unrealized gain (loss)	33,077	2,361,931	40,796,814	28,755,869	284,057	34,786,433	(12,668,552)	1,180,847

Net gain (loss) on investments	38,668	2,473,214	46,064,022	29,341,423	250,078	25,407,305	(36,580,518)	2,039,013

Net increase (decrease) in contract owners’ equity from operations	$35,781	$2,569,703	$43,406,112	$30,121,827	$1,041,750	$27,294,988	$(34,070,766)	$1,892,223

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

					Neuberger	ALPS
	AIM Variable				Berman	Variable
	Insurance Funds	Franklin Templeton			Advisers	Insurance
	(Invesco Variable	Variable Insurance			Management	Trust —
	Insurance Funds)	Products Trust — Class 2			Trust — S Class	Class II
	Invesco Van
	Kampen V.I.		Franklin
	Intl. Growth	Franklin	Flex Cap	Templeton		AVS Listed
	Equity Series II	Income	Growth	Foreign	AMT	Private
	Subaccount	Securities	Securities	Securities	Regency	Equity
	(note 4)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$0	$8,593,312	$0	$1,330,599	$184,778	$1,393,002
Risk and administrative expense (note 2)	(422,879)	(1,685,822)	(1,799,166)	(1,586,390)	(736,530)	(108,936)

Net investment activity	(422,879)	6,907,490	(1,799,166)	(255,791)	(551,752)	1,284,066

Reinvested capital gains	0	0	0	0	0	783,114

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,099,680	(2,199,107)	(3,106,188)	(2,477,654)	1,707,848	754,915
Unrealized gain (loss)	3,648,256	9,125,381	19,475,768	28,047,583	11,805,420	(876,292)

Net gain (loss) on investments	7,747,936	6,926,274	16,369,580	25,569,929	13,513,268	(121,377)

Net increase (decrease) in contract owners’ equity from operations	$7,325,057	$13,833,764	$14,570,414	$25,314,138	$12,961,516	$1,945,803

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

	Federated
	Insurance
	Series -
	Service	Goldman Sachs Variable				Franklin Templeton Variable
	Shares	Insurance Trust — Service Shares				Insurance Products Trust — Class 4
								Franklin
					Franklin	Franklin Flex	Templeton	Templeton VIP
	Kaufmann	Large Cap	Structured	Strategic	Income	Cap Growth	Foreign	Founding Funds
	Fund II	Value	U.S. Equity	Growth	Securities	Securities	Securities	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$0	$2,834,865	$21,129	$11,801	$4,769,253	$0	$820,046	$604,319
Risk and administrative expense (note 2)	(277,829)	(4,860,636)	(20,395)	(73,158)	(959,677)	(2,926,626)	(1,849,227)	(338,961)

Net investment activity	(277,829)	(2,025,771)	734	(61,357)	3,809,576	(2,926,626)	(1,029,181)	265,358

Reinvested capital gains	0	0	0	0	0	0	0	2,280

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	785,503	7,407,459	36,473	271,786	1,811,685	8,752,084	3,051,834	618,819
Unrealized gain (loss)	2,679,111	38,786,331	135,792	400,169	2,614,765	21,753,952	40,598,944	1,488,639

Net gain (loss) on investments	3,464,614	46,193,790	172,265	671,955	4,426,450	30,506,036	43,650,778	2,107,458

Net increase (decrease) in contract owners’ equity from operations	$3,186,785	$44,168,019	$172,999	$610,598	$8,236,026	$27,579,410	$42,621,597	$2,375,096

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2010

	Ivy Funds Variable Insurance
	Portfolios, Inc.
		VIP Global	VIP
	VIP Asset	Natural	Science and
	Strategy	Resources	Technology	Total
	Subaccount	Subaccount	Subaccount	Subaccounts
	2010	2010	2010	2010
Investment activity:
Reinvested dividends	$2,998,579	$0	$0	$127,401,224
Risk and administrative expense (note 2)	(3,771,905)	(890,346)	(306,553)	(119,592,733)

Net investment activity	(773,326)	(890,346)	(306,553)	7,808,491

Reinvested capital gains	0	0	744,132	64,354,468

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,925,804	2,412,312	1,228,061	74,940,368
Unrealized gain (loss)	22,059,689	9,759,748	731,783	993,430,105

Net gain (loss) on investments	24,985,493	12,172,060	1,959,844	1,068,370,473

Net increase (decrease) in contract owners’ equity from operations	$24,212,167	$11,281,714	$2,397,423	$1,140,533,432

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,779,212)	$(1,597,121)	$(3,515,740)	$(3,955,381)	$(1,619,818)	$(1,265,312)	$59,097	$138,722
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(8,913,978)	(25,857,074)	8,049	46,079	6,263,109	419,306	(34,852)	(802,833)
Unrealized gain (loss)	21,603,256	76,707,419	0	0	3,260,905	17,435,858	2,226,164	5,620,196

Net increase (decrease) in contract owners’ equity from operations	10,910,066	49,253,224	(3,507,691)	(3,909,302)	7,904,196	16,589,852	2,250,409	4,956,085

Equity transactions:
Contract purchase payments (note 1)	3,504,803	2,693,643	20,681,782	50,714,476	7,299,055	7,025,102	439,247	837,765
Extra credit fund deposit (note 1)	11,251	16,519	64,183	226,052	24,449	13,957	940	4,841
Transfers (to) and from other subaccounts	(4,213,219)	(15,682,009)	4,300,655	(13,794,592)	5,081,937	5,575,457	(333,103)	(290,280)
Transfers (to) and from fixed dollar contract	120,121	(256,780)	(4,948,943)	(1,510,509)	3,960,706	3,501,490	263,151	(76,765)
Withdrawals and surrenders	(10,723,670)	(6,508,298)	(42,570,390)	(53,567,224)	(8,783,074)	(5,006,881)	(2,104,775)	(1,206,342)
Surrender charges (note 2)	(77,339)	(91,046)	(497,236)	(694,270)	(69,097)	(77,390)	(10,249)	(13,784)
Annual contract charges (note 2)	(1,185,252)	(1,226,307)	(2,520,945)	(2,436,326)	(931,032)	(663,143)	(81,047)	(70,915)
Annuity and death benefit payments	(4,019,680)	(3,212,662)	(13,860,060)	(18,545,855)	(3,679,115)	(2,723,846)	(433,228)	(426,418)

Net equity transactions	(16,582,985)	(24,266,940)	(39,350,954)	(39,608,248)	2,903,829	7,644,746	(2,259,064)	(1,241,898)

Net change in contract owners’ equity	(5,672,919)	24,986,284	(42,858,645)	(43,517,550)	10,808,025	24,234,598	(8,655)	3,714,187
Contract owners’ equity:
Beginning of period	171,465,147	146,478,863	286,924,177	330,441,727	113,617,127	89,382,529	20,485,052	16,770,865

End of period	$165,792,228	$171,465,147	$244,065,532	$286,924,177	$124,425,152	$113,617,127	$20,476,397	$20,485,052

Change in units:
Beginning units	21,921,406	25,810,255	23,299,397	26,452,604	7,427,076	6,937,720	1,601,910	1,658,118

Units purchased	2,143,521	2,301,981	20,898,952	25,082,522	3,309,959	2,496,395	168,225	223,813
Units redeemed	(4,097,260)	(6,190,830)	(24,044,228)	(28,235,729)	(3,037,565)	(2,007,039)	(308,718)	(280,021)

Ending units	19,967,667	21,921,406	20,154,121	23,299,397	7,699,470	7,427,076	1,461,417	1,601,910

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
							International
	International		Capital Appreciation		Millennium		Small-Mid Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,272,759)	$(2,095,638)	$(992,966)	$(37,353)	$(688,425)	$(560,762)	$(677,919)	$(565,619)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,600,272	(11,526,886)	3,081,300	(2,401,874)	3,176,059	(1,305,690)	242,984	(4,537,217)
Unrealized gain (loss)	26,853,862	66,552,455	11,728,674	30,834,277	(1,788,333)	13,716,857	9,352,615	21,771,885

Net increase (decrease) in contract owners’ equity from operations	26,181,375	52,929,931	13,817,008	28,395,050	699,301	11,850,405	8,917,680	16,669,049

Equity transactions:
Contract purchase payments (note 1)	3,604,459	3,757,571	3,117,654	3,448,777	8,398,525	10,410,414	1,740,838	4,116,305
Extra credit fund deposit (note 1)	23,134	15,480	26,994	18,943	21,292	35,845	11,769	18,517
Transfers (to) and from other subaccounts	(11,516,529)	(19,762,224)	(5,504,759)	(8,061,948)	(78,801,340)	48,176,805	(1,795,755)	(4,628,376)
Transfers (to) and from fixed dollar contract	179,799	(489,554)	46,661	298,713	4,083,829	5,327,939	541,108	1,453,480
Withdrawals and surrenders	(10,122,123)	(5,680,779)	(6,010,483)	(3,773,643)	(2,049,490)	(1,402,450)	(1,516,406)	(1,128,446)
Surrender charges (note 2)	(96,480)	(111,214)	(52,756)	(50,358)	(31,382)	(24,075)	(18,566)	(19,569)
Annual contract charges (note 2)	(1,577,692)	(1,598,603)	(662,516)	(624,982)	(506,499)	(348,103)	(491,772)	(457,700)
Annuity and death benefit payments	(4,659,178)	(4,053,939)	(2,526,989)	(1,951,019)	(892,246)	(758,270)	(912,243)	(980,599)

Net equity transactions	(24,164,610)	(27,923,262)	(11,566,194)	(10,695,517)	(69,777,311)	61,418,105	(2,441,027)	(1,626,388)

Net change in contract owners’ equity	2,016,765	25,006,669	2,250,814	17,699,533	(69,078,010)	73,268,510	6,476,653	15,042,661
Contract owners’ equity:
Beginning of period	182,270,718	157,264,049	95,362,726	77,663,193	87,668,078	14,399,568	53,587,864	38,545,203

End of period	$184,287,483	$182,270,718	$97,613,540	$95,362,726	$18,590,068	$87,668,078	$60,064,517	$53,587,864

Change in units:
Beginning units	19,004,938	22,399,421	5,408,800	6,211,352	12,698,371	1,828,483	3,712,387	3,827,339

Units purchased	2,237,169	2,353,877	557,270	614,235	2,458,558	11,989,210	631,852	1,134,944
Units redeemed	(4,557,887)	(5,748,360)	(1,161,923)	(1,416,787)	(13,432,552)	(1,119,322)	(813,989)	(1,249,896)

Ending units	16,684,220	19,004,938	4,804,147	5,408,800	1,724,377	12,698,371	3,530,250	3,712,387

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(202,004)	$(164,035)	$(192,150)	$(114,078)	$(498,659)	$(672,178)	$131,777	$321,510
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,941	(1,264,879)	584,406	(514,341)	632,752	(18,009,594)	1,435,253	(3,467,247)
Unrealized gain (loss)	1,478,575	5,926,980	3,775,598	4,380,377	6,543,953	33,455,094	12,027,369	23,721,065

Net increase (decrease) in contract owners’ equity from operations	1,280,512	4,498,066	4,167,854	3,751,958	6,678,046	14,773,322	13,594,399	20,575,328

Equity transactions:
Contract purchase payments (note 1)	1,172,354	2,264,600	1,208,005	2,009,082	2,460,692	16,318,731	7,459,266	21,369,819
Extra credit fund deposit (note 1)	6,065	3,367	6,884	2,343	4,808	47,576	25,310	20,075
Transfers (to) and from other subaccounts	(85,157)	(527,953)	2,591,365	1,313,693	(1,015,732)	(58,322,454)	(1,338,196)	621,201
Transfers (to) and from fixed dollar contract	845,736	832,793	614,064	937,831	675,699	6,020,073	3,348,675	8,409,430
Withdrawals and surrenders	(524,257)	(289,391)	(452,879)	(257,234)	(2,517,411)	(1,905,063)	(5,334,028)	(2,807,757)
Surrender charges (note 2)	(5,398)	(4,409)	(6,416)	(4,980)	(19,553)	(33,275)	(34,669)	(20,464)
Annual contract charges (note 2)	(147,097)	(123,107)	(152,072)	(79,871)	(258,337)	(400,115)	(806,590)	(459,107)
Annuity and death benefit payments	(348,701)	(254,759)	(194,671)	(118,441)	(691,008)	(1,104,603)	(1,531,058)	(1,065,583)

Net equity transactions	913,545	1,901,141	3,614,280	3,802,423	(1,360,842)	(39,379,130)	1,788,710	26,067,614

Net change in contract owners’ equity	2,194,057	6,399,207	7,782,134	7,554,381	5,317,204	(24,605,808)	15,383,109	46,642,942
Contract owners’ equity:
Beginning of period	16,508,336	10,109,129	13,701,262	6,146,881	38,317,292	62,923,100	103,249,857	56,606,915

End of period	$18,702,393	$16,508,336	$21,483,396	$13,701,262	$43,634,496	$38,317,292	$118,632,966	$103,249,857

Change in units:
Beginning units	2,726,046	2,356,447	2,208,128	1,410,063	2,823,665	6,694,741	9,588,836	6,370,745

Units purchased	1,088,925	1,321,141	1,393,344	1,197,858	464,042	2,898,307	2,301,736	5,758,701
Units redeemed	(971,460)	(951,542)	(861,062)	(399,793)	(536,177)	(6,769,383)	(2,074,465)	(2,540,610)

Ending units	2,843,511	2,726,046	2,740,410	2,208,128	2,751,530	2,823,665	9,816,107	9,588,836

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$385,008	$291,721	$(2,654,183)	$(1,322,856)	$(450,979)	$(326,884)	$(362,185)	$(397,497)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	135,542	(608,352)	10,691,751	1,684,382	1,775,836	(640,870)	2,976,144	(847,870)
Unrealized gain (loss)	1,316,556	1,901,292	17,153,971	37,143,802	9,678,391	8,942,969	3,937,750	14,029,242

Net increase (decrease) in contract owners’ equity from operations	1,837,106	1,584,661	25,191,539	37,505,328	11,003,248	7,975,215	6,551,709	12,783,875

Equity transactions:
Contract purchase payments (note 1)	1,195,967	3,109,142	24,904,358	22,242,130	1,564,691	3,780,825	2,640,914	4,874,952
Extra credit fund deposit (note 1)	1,045	2,839	50,164	60,223	1,703	7,991	3,697	10,763
Transfers (to) and from other subaccounts	1,686,184	2,048,796	57,377,405	16,230,719	3,500,509	(1,644,998)	(1,334,278)	(786,555)
Transfers (to) and from fixed dollar contract	457,993	634,647	13,445,693	13,782,701	431,679	1,854,119	1,400,258	2,058,088
Withdrawals and surrenders	(637,920)	(673,557)	(7,308,088)	(2,993,931)	(1,415,335)	(1,148,170)	(1,363,652)	(1,080,079)
Surrender charges (note 2)	(4,374)	(4,216)	(94,620)	(52,658)	(19,287)	(15,113)	(12,593)	(11,718)
Annual contract charges (note 2)	(157,246)	(56,287)	(2,005,330)	(814,559)	(290,932)	(212,501)	(314,371)	(250,352)
Annuity and death benefit payments	(406,254)	(306,173)	(4,527,478)	(2,406,340)	(537,418)	(407,525)	(768,978)	(538,740)

Net equity transactions	2,135,395	4,755,191	81,842,104	46,048,285	3,235,610	2,214,628	250,997	4,276,359

Net change in contract owners’ equity	3,972,501	6,339,852	107,033,643	83,553,613	14,238,858	10,189,843	6,802,706	17,060,234
Contract owners’ equity:
Beginning of period	15,584,441	9,244,589	145,347,958	61,794,345	31,121,945	20,932,102	40,303,377	23,243,143

End of period	$19,556,942	$15,584,441	$252,381,601	$145,347,958	$45,360,803	$31,121,945	$47,106,083	$40,303,377

Change in units:
Beginning units	1,744,313	1,138,041	9,278,190	5,801,723	1,638,437	1,474,268	9,531,577	8,365,592

Units purchased	856,999	969,363	8,975,540	6,063,754	538,988	603,477	3,496,283	4,284,828
Units redeemed	(618,157)	(363,091)	(3,817,768)	(2,587,287)	(406,468)	(439,308)	(3,655,643)	(3,118,843)

Ending units	1,983,155	1,744,313	14,435,962	9,278,190	1,770,957	1,638,437	9,372,217	9,531,577

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(979,513)	$(614,661)	$(1,466,998)	$(988,073)	$(67,272)	$(67,141)	$103,595	$137,527
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,963,378	(4,210,071)	3,775,997	(2,842,093)	(723,018)	(1,651,717)	166,827	(218,388)
Unrealized gain (loss)	18,604,404	35,167,217	21,532,954	28,035,162	2,150,665	3,577,874	510,473	2,432,778

Net increase (decrease) in contract owners’ equity from operations	19,588,269	30,342,485	23,841,953	24,204,996	1,360,375	1,859,016	780,895	2,351,917

Equity transactions:
Contract purchase payments (note 1)	18,985,993	26,124,245	16,352,571	22,355,346	581,138	720,915	682,624	1,560,948
Extra credit fund deposit (note 1)	41,712	89,254	36,520	65,698	958	1,242	1,992	1,528
Transfers (to) and from other subaccounts	(534,649)	(6,524,873)	(19,746,931)	(4,091,662)	(1,456,372)	(788,600)	(443,830)	(250,605)
Transfers (to) and from fixed dollar contract	8,467,922	12,366,521	7,175,406	11,161,231	526,600	857,361	553,607	885,270
Withdrawals and surrenders	(3,440,680)	(2,049,129)	(2,016,492)	(1,228,050)	(780,851)	(314,140)	(359,332)	(185,025)
Surrender charges (note 2)	(56,713)	(56,525)	(39,001)	(38,957)	(10,926)	(11,718)	(2,214)	(1,720)
Annual contract charges (note 2)	(1,538,307)	(1,006,523)	(1,221,437)	(773,021)	(101,062)	(105,233)	(111,667)	(90,459)
Annuity and death benefit payments	(3,087,021)	(2,307,932)	(2,194,542)	(1,664,822)	(262,061)	(851,588)	(535,124)	(504,771)

Net equity transactions	18,838,257	26,635,038	(1,653,906)	25,785,763	(1,502,576)	(491,761)	(213,944)	1,415,166

Net change in contract owners’ equity	38,426,526	56,977,523	22,188,047	49,990,759	(142,201)	1,367,255	566,951	3,767,083
Contract owners’ equity:
Beginning of period	133,600,799	76,623,276	106,111,945	56,121,186	13,615,317	12,248,062	12,723,517	8,956,434

End of period	$172,027,325	$133,600,799	$128,299,992	$106,111,945	$13,473,116	$13,615,317	$13,290,468	$12,723,517

Change in units:
Beginning units	11,449,119	8,799,825	10,634,211	7,539,477	1,553,589	1,606,966	1,001,326	870,839

Units purchased	4,273,134	4,728,282	3,485,568	5,026,900	189,607	379,756	203,292	357,889
Units redeemed	(2,487,719)	(2,078,988)	(3,625,574)	(1,932,166)	(358,797)	(433,133)	(221,130)	(227,402)

Ending units	13,234,534	11,449,119	10,494,205	10,634,211	1,384,399	1,553,589	983,488	1,001,326

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ohio National Fund, Inc.
	Income Opportunity		Target VIP		Target Equity/Income		Bristol Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(77,144)	$(55,538)	$1,551	$2,973	$1,785	$113,911	$(243,456)	$(22,179)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	72,681	(242,846)	(823,643)	(2,799,429)	(1,464,983)	(5,523,646)	1,071,499	(80,753)
Unrealized gain (loss)	382,567	756,306	4,120,166	5,389,405	5,843,028	7,644,149	13,645,428	660,895

Net increase (decrease) in contract owners’ equity from operations	378,104	457,922	3,298,074	2,592,949	4,379,830	2,234,414	14,473,471	557,963

Equity transactions:
Contract purchase payments (note 1)	1,048,670	1,102,781	518,848	2,422,684	1,505,694	2,155,479	6,136,636	487,790
Extra credit fund deposit (note 1)	5,570	9,578	1,622	9,328	15,038	4,092	14,461	1,803
Transfers (to) and from other subaccounts	1,018,225	(548,312)	(1,880,578)	(2,088,589)	(1,542,081)	(4,768,447)	56,973,759	442,831
Transfers (to) and from fixed dollar contract	213,973	182,056	425,955	1,047,024	416,198	871,176	2,389,095	177,111
Withdrawals and surrenders	(179,811)	(77,625)	(570,558)	(899,229)	(559,704)	(1,065,987)	(529,461)	(8,383)
Surrender charges (note 2)	(3,417)	(637)	(19,042)	(15,958)	(14,242)	(12,496)	(11,005)	(271)
Annual contract charges (note 2)	(42,543)	(28,548)	(279,122)	(281,544)	(251,975)	(262,405)	(393,837)	(19,839)
Annuity and death benefit payments	(98,227)	(190,673)	(497,496)	(483,089)	(637,147)	(552,052)	(711,556)	(42,535)

Net equity transactions	1,962,440	448,620	(2,300,371)	(289,373)	(1,068,219)	(3,630,640)	63,868,092	1,038,507

Net change in contract owners’ equity	2,340,544	906,542	997,703	2,303,576	3,311,611	(1,396,226)	78,341,563	1,596,470
Contract owners’ equity:
Beginning of period	5,355,941	4,449,399	20,183,855	17,880,279	21,151,354	22,547,580	2,501,509	905,039

End of period	$7,696,485	$5,355,941	$21,181,558	$20,183,855	$24,462,965	$21,151,354	$80,843,072	$2,501,509

Change in units:
Beginning units	514,922	477,359	2,662,821	2,671,966	2,951,808	3,495,439	296,643	150,630

Units purchased	303,922	230,904	315,820	906,379	758,294	960,842	9,194,119	232,046
Units redeemed	(118,602)	(193,341)	(608,358)	(915,524)	(901,061)	(1,504,473)	(921,051)	(86,033)

Ending units	700,242	514,922	2,370,283	2,662,821	2,809,041	2,951,808	8,569,711	296,643

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(27,427)	$(22,941)	$(29,149)	$(25,095)	$(23,341)	$(21,394)	$(25,205)	$(22,725)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(12,368)	(135,164)	5,486	(256,560)	(73,943)	(271,713)	(17,666)	(206,156)
Unrealized gain (loss)	381,834	504,826	489,326	832,356	443,997	430,018	405,547	432,289

Net increase (decrease) in contract owners’ equity from operations	342,039	346,721	465,663	550,701	346,713	136,911	362,676	203,408

Equity transactions:
Contract purchase payments (note 1)	26,404	188,218	34,362	342,688	9,728	82,145	36,383	15,115
Extra credit fund deposit (note 1)	21	20	50	925	11	321	70	111
Transfers (to) and from other subaccounts	23,135	(147,618)	(178,850)	(314,384)	(34,875)	(94,692)	279,058	(260,191)
Transfers (to) and from fixed dollar contract	68,802	106,204	14,448	120,566	7,927	98,162	5,052	88,858
Withdrawals and surrenders	(54,467)	(81,581)	(92,605)	(166,629)	(137,460)	(305,997)	(85,639)	(87,889)
Surrender charges (note 2)	(1,522)	(1,250)	(414)	(465)	(4,582)	(5,108)	(735)	(713)
Annual contract charges (note 2)	(17,849)	(14,069)	(17,064)	(14,387)	(13,899)	(12,377)	(17,898)	(17,778)
Annuity and death benefit payments	(41,528)	(41,072)	(29,034)	(27,994)	(18,974)	(38,610)	(59,893)	(49,063)

Net equity transactions	2,996	8,852	(269,107)	(59,680)	(192,124)	(276,156)	156,398	(311,550)

Net change in contract owners’ equity	345,035	355,573	196,556	491,021	154,589	(139,245)	519,074	(108,142)
Contract owners’ equity:
Beginning of period	2,004,892	1,649,319	2,400,898	1,909,877	1,877,439	2,016,684	2,052,909	2,161,051

End of period	$2,349,927	$2,004,892	$2,597,454	$2,400,898	$2,032,028	$1,877,439	$2,571,983	$2,052,909

Change in units:
Beginning units	224,184	211,163	239,776	240,854	242,351	280,868	212,432	251,913

Units purchased	38,638	62,178	15,978	73,983	32,651	38,212	46,939	30,185
Units redeemed	(37,153)	(49,157)	(40,953)	(75,061)	(55,097)	(76,729)	(35,406)	(69,666)

Ending units	225,669	224,184	214,801	239,776	219,905	242,351	223,965	212,432

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Dow Target 5 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,742)	$(12,312)	$(8,672)	$(8,477)	$(6,619)	$(6,067)	$(8,365)	$(9,692)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(40,562)	(374,109)	(29,712)	(195,107)	(67,521)	(213,932)	(63,813)	(219,155)
Unrealized gain (loss)	126,855	566,439	121,523	332,900	169,915	133,250	144,275	225,205

Net increase (decrease) in contract owners’ equity from operations	76,551	180,018	83,139	129,316	95,775	(86,749)	72,097	(3,642)

Equity transactions:
Contract purchase payments (note 1)	11,461	51,718	6,633	127,847	488	105,820	1,970	649
Extra credit fund deposit (note 1)	364	22	189	923	0	0	22	0
Transfers (to) and from other subaccounts	(38,888)	(493,395)	(51,201)	(223,107)	(29,859)	(139,682)	(71,679)	(290,234)
Transfers (to) and from fixed dollar contract	19,761	32,560	9,962	37,055	10,805	46,792	8,983	32,384
Withdrawals and surrenders	(33,626)	(29,728)	(13,367)	(12,972)	(7,567)	(4,816)	(56,183)	(7,692)
Surrender charges (note 2)	(555)	(1,014)	(46)	(16)	(39)	(15)	(236)	(60)
Annual contract charges (note 2)	(7,782)	(15,727)	(7,653)	(8,331)	(6,435)	(5,893)	(6,643)	(8,203)
Annuity and death benefit payments	(20,488)	(17,573)	(21,236)	(16,995)	(26,318)	(14,751)	(19,208)	(14,929)

Net equity transactions	(69,753)	(473,137)	(76,719)	(95,596)	(58,925)	(12,545)	(142,974)	(288,085)

Net change in contract owners’ equity	6,798	(293,119)	6,420	33,720	36,850	(99,294)	(70,877)	(291,727)
Contract owners’ equity:
Beginning of period	757,587	1,050,706	693,741	660,021	508,712	608,006	729,687	1,021,414

End of period	$764,385	$757,587	$700,161	$693,741	$545,562	$508,712	$658,810	$729,687

Change in units:
Beginning units	78,675	128,259	67,367	75,955	92,207	95,709	89,821	131,447

Units purchased	9,533	28,072	9,582	26,918	6,472	32,779	10,067	9,669
Units redeemed	(14,574)	(77,656)	(14,712)	(35,506)	(16,338)	(36,281)	(26,579)	(51,295)

Ending units	73,634	78,675	62,237	67,367	82,341	92,207	73,309	89,821

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Fidelity Variable Insurance Products Fund — Initial Class
	VIP Growth		VIP Equity-Income		VIP High Income
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,815)	$(7,824)	$3,890	$6,795	$6,591	$7,904
Reinvested capital gains	3,177	805	0	0	0	0
Realized gain (loss)	(54,712)	(87,679)	(44,630)	(80,909)	(13,092)	(7,414)
Unrealized gain (loss)	253,151	320,893	138,410	259,749	20,742	39,217

Net increase (decrease) in contract owners’ equity from operations	191,801	226,195	97,670	185,635	14,241	39,707

Equity transactions:
Contract purchase payments (note 1)	11,651	19,120	11,408	19,410	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(108,201)	29,954	(13,094)	(14,597)	0	0
Transfers (to) and from fixed dollar contract	0	0	0	(441)	0	0
Withdrawals and surrenders	(107,815)	(132,728)	(90,004)	(80,244)	(32,818)	(5,907)
Surrender charges (note 2)	(419)	(503)	(736)	(484)	0	(28)
Annual contract charges (note 2)	(1,775)	(1,969)	(1,098)	(1,277)	(234)	(241)
Annuity and death benefit payments	(1,845)	(1,740)	(8,792)	(15,780)	(2,551)	(1,989)

Net equity transactions	(208,404)	(87,866)	(102,316)	(93,413)	(35,603)	(8,165)

Net change in contract owners’ equity	(16,603)	138,329	(4,646)	92,222	(21,362)	31,542
Contract owners’ equity:
Beginning of period	1,036,099	897,770	804,351	712,129	131,471	99,929

End of period	$1,019,496	$1,036,099	$799,705	$804,351	$110,109	$131,471

Change in units:
Beginning units	73,851	81,039	52,739	60,017	10,134	10,946

Units purchased	790	5,490	735	1,616	0	0
Units redeemed	(15,360)	(12,678)	(7,346)	(8,894)	(2,580)	(812)

Ending units	59,281	73,851	46,128	52,739	7,554	10,134

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Janus Aspen Series — Institutional Shares
	Janus		Overseas		Worldwide		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,433)	$(40,086)	$(26,945)	$(26,185)	$(20,880)	$4,297	$146,453	$175,389
Reinvested capital gains	0	0	0	104,368	0	0	0	383,160
Realized gain (loss)	(377,087)	(477,887)	263,595	(7,549)	(126,857)	(265,007)	218,430	(106,234)
Unrealized gain (loss)	1,095,011	2,158,760	667,113	1,960,950	552,890	1,134,110	296,071	1,764,113

Net increase (decrease) in contract owners’ equity from operations	706,491	1,640,787	903,763	2,031,584	405,153	873,400	660,954	2,216,428

Equity transactions:
Contract purchase payments (note 1)	21,600	17,825	25,633	9,124	20,845	18,456	53,276	43,506
Extra credit fund deposit (note 1)	32	32	21	41	16	16	24	24
Transfers (to) and from other subaccounts	(295,373)	40,380	(44,280)	(52,901)	(43,638)	(23,078)	(176,055)	235,997
Transfers (to) and from fixed dollar contract	(52,931)	(39,046)	(201,092)	(61,396)	(23,739)	(38,022)	(111,972)	(205,478)
Withdrawals and surrenders	(606,412)	(350,869)	(382,838)	(305,292)	(330,021)	(230,453)	(1,581,381)	(775,854)
Surrender charges (note 2)	(1,392)	(1,169)	(895)	(352)	(2,247)	(1,360)	(7,696)	(4,079)
Annual contract charges (note 2)	(15,902)	(16,887)	(10,354)	(9,775)	(7,457)	(7,855)	(15,857)	(18,008)
Annuity and death benefit payments	(122,683)	(117,813)	(85,009)	(71,214)	(80,228)	(49,273)	(533,532)	(334,724)

Net equity transactions	(1,073,061)	(467,547)	(698,814)	(491,765)	(466,469)	(331,569)	(2,373,193)	(1,058,616)

Net change in contract owners’ equity	(366,570)	1,173,240	204,949	1,539,819	(61,316)	541,831	(1,712,239)	1,157,812
Contract owners’ equity:
Beginning of period	6,245,330	5,072,090	4,420,879	2,881,060	3,214,515	2,672,684	10,985,899	9,828,087

End of period	$5,878,760	$6,245,330	$4,625,828	$4,420,879	$3,153,199	$3,214,515	$9,273,660	$10,985,899

Change in units:
Beginning units	649,397	707,789	169,611	196,434	344,224	390,947	615,151	681,272

Units purchased	2,972	19,508	7,862	15,408	5,550	10,184	20,715	48,682
Units redeemed	(113,680)	(77,900)	(34,308)	(42,231)	(55,266)	(56,907)	(151,106)	(114,803)

Ending units	538,689	649,397	143,165	169,611	294,508	344,224	484,760	615,151

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Legg Mason Partners Variable Equity Trust — Class I
	Legg Mason		Legg Mason		Legg Mason
	ClearBridge Variable		ClearBridge Variable		ClearBridge Variable
	Fundamental All Cap Value		Equity Income Builder		Large Cap Value
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$64,228	$12,148	$113,547	$69,729	$177,820	$55,269
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(416,562)	(1,543,256)	(408,301)	(610,147)	(44,951)	(461,818)
Unrealized gain (loss)	2,399,751	4,562,412	716,176	1,223,195	658,903	2,104,032

Net increase (decrease) in contract owners’ equity from operations	2,047,417	3,031,304	421,422	682,777	791,772	1,697,483

Equity transactions:
Contract purchase payments (note 1)	667,411	1,204,985	570,031	105,130	879,282	1,081,606
Extra credit fund deposit (note 1)	1,606	5,256	1,376	861	2,247	2,351
Transfers (to) and from other subaccounts	(113,881)	(934,149)	449,843	36,555	324,079	424,468
Transfers (to) and from fixed dollar contract	295,961	425,008	67,499	4,616	457,056	180,965
Withdrawals and surrenders	(862,214)	(537,178)	(357,721)	(286,904)	(413,404)	(236,821)
Surrender charges (note 2)	(6,572)	(4,186)	(1,407)	(2,648)	(1,355)	(1,320)
Annual contract charges (note 2)	(119,147)	(94,434)	(22,845)	(19,348)	(75,811)	(53,781)
Annuity and death benefit payments	(224,854)	(181,029)	(201,410)	(122,698)	(191,656)	(129,211)

Net equity transactions	(361,690)	(115,727)	505,366	(284,436)	980,438	1,268,257

Net change in contract owners’ equity	1,685,727	2,915,577	926,788	398,341	1,772,210	2,965,740
Contract owners’ equity:
Beginning of period	14,165,068	11,249,491	3,851,749	3,453,408	9,350,784	6,385,044

End of period	$15,850,795	$14,165,068	$4,778,537	$3,851,749	$11,122,994	$9,350,784

Change in units:
Beginning units	909,513	919,735	362,614	394,239	726,884	610,206

Units purchased	142,173	201,053	156,391	62,437	279,124	298,470
Units redeemed	(164,752)	(211,275)	(113,560)	(94,062)	(207,237)	(181,792)

Ending units	886,934	909,513	405,445	362,614	798,771	726,884

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Small Cap Value		Discovery
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(25,856)	$(59,425)	$(458)	$(653)	$(71,820)	$(62,569)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(247,253)	(815,007)	(70,797)	(52,468)	332,030	5,953
Unrealized gain (loss)	1,269,122	2,645,816	123,344	269,648	1,351,622	1,632,086

Net increase (decrease) in contract owners’ equity from operations	996,013	1,771,384	52,089	216,527	1,611,832	1,575,470

Equity transactions:
Contract purchase payments (note 1)	514	0	284	0	777	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(199,735)	(495,047)	(19,483)	0	(176,388)	(119,542)
Transfers (to) and from fixed dollar contract	(46,650)	(39,569)	(23,548)	(14,718)	(73,862)	(97,278)
Withdrawals and surrenders	(566,721)	(440,626)	(49,842)	(17,090)	(618,209)	(358,292)
Surrender charges (note 2)	(923)	(2,356)	(28)	(210)	(715)	(1,356)
Annual contract charges (note 2)	(8,222)	(9,175)	(836)	(896)	(10,036)	(10,494)
Annuity and death benefit payments	(81,614)	(126,406)	(156,920)	(27,472)	(154,353)	(115,030)

Net equity transactions	(903,351)	(1,113,179)	(250,373)	(60,386)	(1,032,786)	(701,992)

Net change in contract owners’ equity	92,662	658,205	(198,284)	156,141	579,046	873,478
Contract owners’ equity:
Beginning of period	5,088,754	4,430,549	565,691	409,550	5,416,191	4,542,713

End of period	$5,181,416	$5,088,754	$367,407	$565,691	$5,995,237	$5,416,191

Change in units:
Beginning units	331,903	420,631	43,418	49,584	417,772	485,603

Units purchased	34	0	23	0	60	0
Units redeemed	(55,745)	(88,728)	(19,119)	(6,166)	(72,045)	(67,831)

Ending units	276,192	331,903	24,322	43,418	345,787	417,772

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	The Universal Institutional Funds, Inc. — Class I (Morgan Stanley UIF)
	Core Plus Fixed Income		U.S. Real Estate		Value		Emerging Markets Debt
	Subaccount		Subaccount		Subaccount (note 4)		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$86,527	$121,809	$48,930	$91,147	$359	$627	$203	$419
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(44,136)	(176,074)	(692,595)	(2,084,596)	(12,031)	(1,144)	4	(9)
Unrealized gain (loss)	53,432	258,658	1,740,699	3,106,466	11,131	7,831	379	1,165

Net increase (decrease) in contract owners’ equity from operations	95,823	204,393	1,097,034	1,113,017	(541)	7,314	586	1,575

Equity transactions:
Contract purchase payments (note 1)	1,265	1,986	38,308	52,455	0	0	0	0
Extra credit fund deposit (note 1)	0	10	268	280	0	0	0	0
Transfers (to) and from other subaccounts	162,952	(1,470,653)	(710,772)	(699,340)	(31,153)	0	0	0
Transfers (to) and from fixed dollar contract	0	(68,806)	(57,240)	(105,375)	0	0	0	0
Withdrawals and surrenders	(425,836)	(323,906)	(825,585)	(415,654)	0	(1,362)	0	0
Surrender charges (note 2)	(1,630)	(661)	(2,195)	(2,234)	0	(7)	0	0
Annual contract charges (note 2)	(2,644)	(4,867)	(9,974)	(10,213)	(1)	(66)	(7)	(7)
Annuity and death benefit payments	(49,858)	(147,068)	(160,437)	(98,768)	0	(35)	0	0

Net equity transactions	(315,751)	(2,013,965)	(1,727,627)	(1,278,849)	(31,154)	(1,470)	(7)	(7)

Net change in contract owners’ equity	(219,928)	(1,809,572)	(630,593)	(165,832)	(31,695)	5,844	579	1,568
Contract owners’ equity:
Beginning of period	1,711,761	3,521,333	4,968,678	5,134,510	31,695	25,851	7,114	5,546

End of period	$1,491,833	$1,711,761	$4,338,085	$4,968,678	$0	$31,695	$7,693	$7,114

Change in units:
Beginning units	120,799	268,954	222,432	291,059	2,603	2,761	345	345

Units purchased	27,609	66,544	26,191	52,491	0	0	0	0
Units redeemed	(48,744)	(214,699)	(99,135)	(121,118)	(2,603)	(158)	0	0

Ending units	99,664	120,799	149,488	222,432	0	2,603	345	345

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	AIM Variable
	Insurance Funds
	(Invesco Variable
	Insurance Funds)	Goldman Sachs Variable Insurance Trust — Institutional Shares
	Invesco Van Kampen
	V.I. Value Series I	Large Cap Value		Structured U.S. Equity		Strategic Growth
	Subaccount (note 4)	Subaccount		Subaccount		Subaccount
	2010	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(191)	$(1,500,073)	$1,773,152	$48,036	$216,655	$(100,816)	$(81,635)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	16	(9,738,015)	(21,367,358)	(1,364,192)	(3,633,386)	277,950	(642,145)
Unrealized gain (loss)	5,347	45,615,015	69,215,157	4,853,313	8,890,479	802,357	4,439,728

Net increase (decrease) in contract owners’ equity from operations	5,172	34,376,927	49,620,951	3,537,157	5,473,748	979,491	3,715,948

Equity transactions:
Contract purchase payments (note 1)	0	4,864,559	3,003,547	377,691	293,886	131,135	176,575
Extra credit fund deposit (note 1)	0	14,946	10,538	1,824	1,414	2,692	3,231
Transfers (to) and from other subaccounts	31,153	8,232,293	52,830,474	(1,552,695)	(2,046,713)	(609,190)	588,990
Transfers (to) and from fixed dollar contract	0	2,110,706	1,103,248	(69,069)	(98,173)	(75,316)	(66,906)
Withdrawals and surrenders	0	(9,670,301)	(5,431,223)	(2,001,650)	(1,196,398)	(890,104)	(723,523)
Surrender charges (note 2)	0	(124,781)	(139,016)	(15,616)	(17,829)	(8,170)	(9,377)
Annual contract charges (note 2)	(66)	(3,727,080)	(3,280,333)	(253,559)	(276,967)	(89,715)	(82,277)
Annuity and death benefit payments	0	(8,798,838)	(6,956,336)	(890,209)	(797,870)	(322,580)	(206,359)

Net equity transactions	31,087	(7,098,496)	41,140,899	(4,403,283)	(4,138,650)	(1,861,248)	(319,646)

Net change in contract owners’ equity	36,259	27,278,431	90,761,850	(866,126)	1,335,098	(881,757)	3,396,302
Contract owners’ equity:
Beginning of period	0	326,235,644	235,473,794	32,528,549	31,193,451	12,199,593	8,803,291

End of period	$36,259	$353,514,075	$326,235,644	$31,662,423	$32,528,549	$11,317,836	$12,199,593

Change in units:
Beginning units	0	35,556,713	29,972,161	3,550,196	4,075,127	1,171,449	1,230,152

Units purchased	2,603	6,303,423	11,207,129	244,327	365,483	213,281	311,510
Units redeemed	(5)	(6,714,103)	(5,622,577)	(693,389)	(890,414)	(390,001)	(370,213)

Ending units	2,598	35,146,033	35,556,713	3,101,134	3,550,196	994,729	1,171,449

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Lazard Retirement Series, Inc. — Service Shares
	Emerging Markets Equity		U.S. Small-Mid Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$42,549	$3,559,595	$(1,209,321)	$(823,655)	$(17,126)	$(4,363)	$752,640	$4,041,761
Reinvested capital gains	0	0	9,740,344	0	0	0	0	0
Realized gain (loss)	7,664,307	(14,665,959)	7,319,718	(1,069,866)	51,921	(257,465)	(1,267,600)	(15,602,190)
Unrealized gain (loss)	49,552,421	102,606,644	5,482,704	33,494,594	302,479	743,709	27,571,008	64,654,159

Net increase (decrease) in contract owners’ equity from operations	57,259,277	91,500,280	21,333,445	31,601,073	337,274	481,881	27,056,048	53,093,730

Equity transactions:
Contract purchase payments (note 1)	32,580,686	47,487,622	17,193,743	14,700,132	192,974	734,411	60,887,370	88,780,505
Extra credit fund deposit (note 1)	77,204	124,019	36,506	43,024	672	1,557	109,639	236,129
Transfers (to) and from other subaccounts	2,701,378	(13,300,366)	(37,578,177)	51,256,043	230,570	(31,850)	19,935,279	(22,200,724)
Transfers (to) and from fixed dollar contract	13,446,236	18,690,595	7,116,594	6,673,780	148,639	113,387	26,824,410	42,123,691
Withdrawals and surrenders	(6,041,880)	(4,165,162)	(3,156,880)	(1,413,211)	(316,593)	(24,031)	(5,047,370)	(2,948,058)
Surrender charges (note 2)	(96,324)	(81,710)	(45,096)	(24,099)	(1,681)	(543)	(118,136)	(98,669)
Annual contract charges (note 2)	(2,745,305)	(1,641,058)	(1,198,237)	(541,647)	(25,494)	(14,079)	(3,892,206)	(2,188,545)
Annuity and death benefit payments	(4,110,438)	(3,195,401)	(2,224,990)	(1,272,944)	(22,855)	(29,548)	(6,554,705)	(4,873,424)

Net equity transactions	35,811,557	43,918,539	(19,856,537)	69,421,078	206,232	749,304	92,144,281	98,830,905

Net change in contract owners’ equity	93,070,834	135,418,819	1,476,908	101,022,151	543,506	1,231,185	119,200,329	151,924,635
Contract owners’ equity:
Beginning of period	254,480,439	119,061,620	121,044,245	20,022,094	2,639,925	1,408,740	315,726,553	163,801,918

End of period	$347,551,273	$254,480,439	$122,521,153	$121,044,245	$3,183,431	$2,639,925	$434,926,882	$315,726,553

Change in units:
Beginning units	8,888,289	6,934,099	7,327,499	1,821,966	275,609	184,066	28,025,757	17,427,391

Units purchased	3,469,365	4,675,161	2,135,322	6,783,861	87,895	200,848	14,145,801	18,001,276
Units redeemed	(2,217,214)	(2,720,971)	(3,331,064)	(1,278,328)	(64,875)	(109,305)	(5,493,271)	(7,402,910)

Ending units	10,140,440	8,888,289	6,131,757	7,327,499	298,629	275,609	36,678,287	28,025,757

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

					UBS Series	Fidelity Variable Insurance
					Trust	Products Fund -
	The Prudential Series Fund, Inc. — Class II				Class I	Service Class 2
	Jennison 20/20 Focus		Jennison		U.S. Allocation	VIP Mid Cap
	Subaccount		Subaccount		Subaccount	Subaccount
	2010	2009	2010	2009	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,181,094)	$(2,368,763)	$(162,493)	$(85,931)	$77,136	$(2,889,198)	$(1,464,994)
Reinvested capital gains	0	0	0	0	0	806,366	990,917
Realized gain (loss)	6,415,657	(10,801,264)	259,073	(275,745)	(1,389,458)	3,808,322	(10,905,123)
Unrealized gain (loss)	42,421,714	96,684,356	1,225,790	3,412,647	1,152,072	57,675,744	68,937,264

Net increase (decrease) in contract owners’ equity from operations	44,656,277	83,514,329	1,322,370	3,050,971	(160,250)	59,401,234	57,558,064

Equity transactions:
Contract purchase payments (note 1)	46,263,471	57,113,484	1,021,423	2,997,210	0	20,407,780	27,979,167
Extra credit fund deposit (note 1)	110,110	153,711	163	1,055	0	72,997	85,124
Transfers (to) and from other subaccounts	99,159,726	(43,182,288)	(82,434)	88,107	(2,626,188)	3,209,577	(10,025,555)
Transfers (to) and from fixed dollar contract	17,825,771	24,719,687	256,674	342,038	(27,914)	5,975,434	12,952,692
Withdrawals and surrenders	(6,154,797)	(3,670,118)	(306,453)	(365,085)	(56,698)	(8,203,170)	(5,374,562)
Surrender charges (note 2)	(112,760)	(83,172)	(1,899)	(2,408)	(258)	(99,000)	(72,268)
Annual contract charges (note 2)	(3,300,367)	(1,703,659)	(107,314)	(54,712)	(3,194)	(2,087,949)	(1,504,508)
Annuity and death benefit payments	(5,858,461)	(3,776,604)	(231,747)	(168,155)	(12,255)	(5,450,667)	(3,313,965)

Net equity transactions	147,932,693	29,571,041	548,413	2,838,050	(2,726,507)	13,825,002	20,726,125

Net change in contract owners’ equity	192,588,970	113,085,370	1,870,783	5,889,021	(2,886,757)	73,226,236	78,284,189
Contract owners’ equity:
Beginning of period	243,650,181	130,564,811	12,112,509	6,223,488	2,886,757	218,815,725	140,531,536

End of period	$436,239,151	$243,650,181	$13,983,292	$12,112,509	$0	$292,041,961	$218,815,725

Change in units:
Beginning units	17,117,109	14,250,178	1,727,780	1,256,315	429,475	11,484,715	10,147,808

Units purchased	16,373,684	9,771,965	423,009	771,222	0	3,151,190	3,761,153
Units redeemed	(4,447,858)	(6,905,034)	(340,816)	(299,757)	(429,475)	(2,480,869)	(2,424,246)

Ending units	29,042,935	17,117,109	1,809,973	1,727,780	0	12,155,036	11,484,715

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Fidelity Variable Insurance Products Fund — Service Class 2
	VIP Contrafund		VIP Growth		VIP Equity-Income		VIP Real Estate
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(813,486)	$(121,116)	$(341,488)	$(259,186)	$444,980	$772,627	$364,551	$73,617
Reinvested capital gains	162,262	79,824	92,349	20,372	0	0	0	0
Realized gain (loss)	(4,590,766)	(29,454,746)	(331,529)	(3,406,725)	(4,491,796)	(18,436,037)	1,888,651	788,232
Unrealized gain (loss)	56,284,992	110,623,580	6,037,448	9,347,202	19,767,990	44,422,880	13,425,864	1,760,742

Net increase (decrease) in contract owners’ equity from operations	51,043,002	81,127,542	5,456,780	5,701,663	15,721,174	26,759,470	15,679,066	2,622,591

Equity transactions:
Contract purchase payments (note 1)	26,551,941	47,497,155	1,442,865	2,404,442	8,018,815	10,919,684	7,688,956	1,927,182
Extra credit fund deposit (note 1)	83,857	109,537	3,810	3,368	36,632	34,131	18,273	5,332
Transfers (to) and from other subaccounts	(9,386,435)	(20,197,287)	(386,032)	(2,705,954)	(4,315,217)	(14,237,013)	62,506,418	247,392
Transfers (to) and from fixed dollar contract	8,942,171	20,726,173	337,779	940,368	2,548,237	2,865,076	2,831,858	1,264,058
Withdrawals and surrenders	(10,715,252)	(6,773,291)	(1,740,593)	(854,726)	(3,590,128)	(2,320,123)	(768,195)	(124,523)
Surrender charges (note 2)	(147,632)	(129,746)	(13,988)	(10,773)	(53,734)	(56,353)	(13,995)	(1,965)
Annual contract charges (note 2)	(3,036,705)	(2,276,451)	(197,665)	(179,082)	(1,198,443)	(1,101,562)	(460,899)	(27,825)
Annuity and death benefit payments	(6,008,923)	(4,583,425)	(456,070)	(396,732)	(2,596,910)	(2,505,201)	(838,856)	(51,211)

Net equity transactions	6,283,022	34,372,665	(1,009,894)	(799,089)	(1,150,748)	(6,401,361)	70,963,560	3,238,440

Net change in contract owners’ equity	57,326,024	115,500,207	4,446,886	4,902,574	14,570,426	20,358,109	86,642,626	5,861,031
Contract owners’ equity:
Beginning of period	327,494,806	211,994,599	26,184,535	21,281,961	114,711,172	94,353,063	7,021,406	1,160,375

End of period	$384,820,830	$327,494,806	$30,631,421	$26,184,535	$129,281,598	$114,711,172	$93,664,032	$7,021,406

Change in units:
Beginning units	28,853,925	24,956,365	4,640,543	4,769,142	10,879,255	11,417,909	979,626	219,437

Units purchased	5,518,598	10,790,438	871,308	1,722,585	2,151,402	3,022,348	10,709,505	1,523,153
Units redeemed	(4,971,518)	(6,892,878)	(1,090,226)	(1,851,184)	(2,170,541)	(3,561,002)	(1,552,171)	(762,964)

Ending units	29,401,005	28,853,925	4,421,625	4,640,543	10,860,116	10,879,255	10,136,960	979,626

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Janus Aspen Series — Service Shares
	Janus		Worldwide		Balanced		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(233,537)	$(180,364)	$(150,840)	$7,092	$1,376,454	$1,142,173	$(2,363,489)	$(2,009,088)
Reinvested capital gains	0	0	0	0	0	2,546,627	0	6,378,469
Realized gain (loss)	201,140	(2,032,417)	631,066	(486,980)	1,829,915	(474,509)	7,926,657	(22,213,905)
Unrealized gain (loss)	3,089,203	8,378,456	2,023,311	4,787,905	3,776,059	12,653,707	60,194,242	139,903,245

Net increase (decrease) in contract owners’ equity from operations	3,056,806	6,165,675	2,503,537	4,308,017	6,982,428	15,867,998	65,757,410	122,058,721

Equity transactions:
Contract purchase payments (note 1)	1,706,720	5,154,627	2,349,481	2,919,272	8,630,760	15,094,302	23,857,577	32,247,714
Extra credit fund deposit (note 1)	6,579	7,724	9,283	5,415	36,971	69,311	97,848	86,264
Transfers (to) and from other subaccounts	(939,429)	(3,181,689)	(1,849,230)	(817,826)	9,075,787	6,130,219	(12,768,125)	(27,616,793)
Transfers (to) and from fixed dollar contract	583,567	1,824,971	1,047,166	2,663,004	3,571,047	6,522,179	7,913,436	10,864,011
Withdrawals and surrenders	(1,092,320)	(894,653)	(749,581)	(555,822)	(5,031,089)	(3,329,997)	(8,665,362)	(5,239,685)
Surrender charges (note 2)	(9,735)	(9,002)	(8,299)	(6,140)	(36,483)	(29,981)	(120,137)	(118,631)
Annual contract charges (note 2)	(203,814)	(112,321)	(154,111)	(82,602)	(756,983)	(399,288)	(3,002,520)	(2,346,801)
Annuity and death benefit payments	(695,538)	(472,008)	(269,050)	(257,679)	(1,969,772)	(1,457,244)	(5,700,810)	(4,925,864)

Net equity transactions	(643,970)	2,317,649	375,659	3,867,622	13,520,238	22,599,501	1,611,907	2,950,215

Net change in contract owners’ equity	2,412,836	8,483,324	2,879,196	8,175,639	20,502,666	38,467,499	67,369,317	125,008,936
Contract owners’ equity:
Beginning of period	23,981,593	15,498,269	17,929,431	9,753,792	92,687,291	54,219,792	290,184,502	165,175,566

End of period	$26,394,429	$23,981,593	$20,808,627	$17,929,431	$113,189,957	$92,687,291	$357,553,819	$290,184,502

Change in units:
Beginning units	4,084,057	3,539,532	3,289,126	2,424,258	7,095,139	5,149,346	21,409,601	21,523,694

Units purchased	690,758	2,169,158	1,161,021	1,753,566	2,592,415	3,428,707	5,150,859	7,105,029
Units redeemed	(791,059)	(1,624,633)	(1,134,043)	(888,698)	(1,560,348)	(1,482,914)	(5,163,927)	(7,219,122)

Ending units	3,983,756	4,084,057	3,316,104	3,289,126	8,127,206	7,095,139	21,396,533	21,409,601

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	J.P. Morgan Series
	Trust II (note 4)		J.P. Morgan Insurance Trust — Class I (note 4)
	Small	Mid
	Company	Cap Value	Small Cap Core		Mid Cap Value
	Subaccount	Subaccount	Subaccount		Subaccount
	2009	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$22,026	$2,216,901	$(189,216)	$(84,471)	$(151,543)	$(1,098,960)
Reinvested capital gains	192,455	236,875	0	0	0	0
Realized gain (loss)	(6,547,646)	(52,241,829)	1,518,235	278,940	8,666,076	3,231,987
Unrealized gain (loss)	5,627,453	46,022,356	1,949,213	3,125,473	18,324,277	28,906,426

Net increase (decrease) in contract owners’ equity from operations	(705,712)	(3,765,697)	3,278,232	3,319,942	26,838,810	31,039,453

Equity transactions:
Contract purchase payments (note 1)	344,019	3,620,639	462,148	539,912	5,047,980	8,641,476
Extra credit fund deposit (note 1)	1,470	5,040	5,175	1,437	11,263	13,859
Transfers (to) and from other subaccounts	(10,901,289)	(108,785,500)	(712,727)	10,736,400	(12,488,710)	93,927,885
Transfers (to) and from fixed dollar contract	(8,138)	1,155,208	96,419	161,230	2,214,833	4,731,458
Withdrawals and surrenders	(187,773)	(908,016)	(858,408)	(343,171)	(5,052,657)	(2,244,898)
Surrender charges (note 2)	(2,917)	(24,355)	(5,321)	(4,488)	(47,010)	(31,953)
Annual contract charges (note 2)	(26,790)	(337,307)	(107,670)	(67,276)	(1,227,207)	(763,822)
Annuity and death benefit payments	(68,186)	(669,667)	(402,063)	(183,070)	(3,713,865)	(1,673,471)

Net equity transactions	(10,849,604)	(105,943,958)	(1,522,447)	10,840,974	(15,255,373)	102,600,534

Net change in contract owners’ equity	(11,555,316)	(109,709,655)	1,755,785	14,160,916	11,583,437	133,639,987
Contract owners’ equity:
Beginning of period	11,555,316	109,709,655	14,160,916	0	133,639,987	0

End of period	$0	$0	$15,916,701	$14,160,916	$145,223,424	$133,639,987

Change in units:
Beginning units	1,295,512	7,942,270	1,307,460	0	7,738,677	0

Units purchased	141,270	806,604	362,028	1,506,990	952,858	9,216,261
Units redeemed	(1,436,782)	(8,748,874)	(498,962)	(199,530)	(1,787,947)	(1,477,584)

Ending units	0	0	1,170,526	1,307,460	6,903,588	7,738,677

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	AllianceBernstein Variable
	Product Series Fund, Inc. — Class B
	Growth & Income		Small Cap Growth
	Subaccount		Subaccount
	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,172)	$4,074	$(308)	$(231)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	(33,352)	(11,904)	101	16
Unrealized gain (loss)	48,364	40,389	7,178	5,891

Net increase (decrease) in contract owners’ equity from operations	12,840	32,559	6,971	5,676

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0
Transfers (to) and from other subaccounts	(33,134)	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0
Withdrawals and surrenders	(41,235)	(15,462)	0	0
Surrender charges (note 2)	(15)	(9)	0	0
Annual contract charges (note 2)	(200)	(204)	(18)	(22)
Annuity and death benefit payments	(459)	(1,885)	0	0

Net equity transactions	(75,043)	(17,560)	(18)	(22)

Net change in contract owners’ equity	(62,203)	14,999	6,953	5,654
Contract owners’ equity:
Beginning of period	199,648	184,649	20,098	14,444

End of period	$137,445	$199,648	$27,051	$20,098

Change in units:
Beginning units	21,914	24,055	1,667	1,670

Units purchased	0	0	0	0
Units redeemed	(8,352)	(2,141)	(1)	(3)

Ending units	13,562	21,914	1,666	1,667

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(141,422)	$(72,105)	$(74,353)	$(46,634)	$(271,645)	$(216,933)	$793,702	$1,100,788
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	713,775	(209,979)	215,862	(204,934)	(631,925)	(2,935,143)	(568,401)	(3,207,273)
Unrealized gain (loss)	2,798,382	2,989,689	639,699	1,971,405	6,177,424	8,725,504	4,504,893	10,303,460

Net increase (decrease) in contract owners’ equity from operations	3,370,735	2,707,605	781,208	1,719,837	5,273,854	5,573,428	4,730,194	8,196,975

Equity transactions:
Contract purchase payments (note 1)	687,403	1,283,179	1,055,375	931,349	1,371,303	1,628,613	2,911,371	5,965,687
Extra credit fund deposit (note 1)	2,195	3,377	4,889	3,751	1,543	2,690	1,875	12,543
Transfers (to) and from other subaccounts	2,524,671	2,884,074	(1,156,684)	482,470	(1,842,598)	(1,305,119)	(2,484,574)	(2,534,093)
Transfers (to) and from fixed dollar contract	290,196	415,068	90,427	406,853	200,493	553,673	1,398,161	1,096,736
Withdrawals and surrenders	(478,891)	(172,388)	(270,230)	(186,425)	(637,321)	(457,389)	(3,535,423)	(2,742,813)
Surrender charges (note 2)	(9,196)	(2,814)	(2,518)	(2,461)	(8,973)	(12,766)	(33,039)	(35,680)
Annual contract charges (note 2)	(113,077)	(49,477)	(64,273)	(40,103)	(235,123)	(199,083)	(395,531)	(330,295)
Annuity and death benefit payments	(190,111)	(110,326)	(144,072)	(91,313)	(517,434)	(455,288)	(1,988,920)	(1,586,110)

Net equity transactions	2,713,190	4,250,693	(487,086)	1,504,121	(1,668,110)	(244,669)	(4,126,080)	(154,025)

Net change in contract owners’ equity	6,083,925	6,958,298	294,122	3,223,958	3,605,744	5,328,759	604,114	8,042,950
Contract owners’ equity:
Beginning of period	10,010,355	3,052,057	7,344,023	4,120,065	19,972,221	14,643,462	60,231,160	52,188,210

End of period	$16,094,280	$10,010,355	$7,638,145	$7,344,023	$23,577,965	$19,972,221	$60,835,274	$60,231,160

Change in units:
Beginning units	827,778	405,764	721,039	554,395	2,864,639	2,932,900	4,909,856	4,940,387

Units purchased	542,162	594,384	226,415	290,687	606,705	705,926	731,520	1,241,940
Units redeemed	(374,035)	(172,370)	(269,705)	(124,043)	(824,927)	(774,187)	(1,053,009)	(1,272,471)

Ending units	995,905	827,778	677,749	721,039	2,646,417	2,864,639	4,588,367	4,909,856

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	PIMCO Variable Insurance Trust — Administrative Shares
							Commodity
	Real Return		Total Return		Global Bond		RealReturn Strategy
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$559,689	$4,765,623	$14,083,368	$26,499,512	$3,394,983	$3,111,213	$14,252,038	$2,871,816
Reinvested capital gains	4,384,057	13,034,227	40,799,124	30,519,430	4,748,304	21,856,080	2,088,959	6,859,444
Realized gain (loss)	4,692,277	(1,441,473)	14,952,869	6,897,729	1,427,080	464,801	254,971	706,364
Unrealized gain (loss)	16,929,579	24,355,791	7,238,029	15,339,118	10,046,551	1,368,500	7,323,790	3,795,646

Net increase (decrease) in contract owners’ equity from operations	26,565,602	40,714,168	77,073,390	79,255,789	19,616,918	26,800,594	23,919,758	14,233,270

Equity transactions:
Contract purchase payments (note 1)	57,946,572	68,568,155	182,319,912	218,331,686	37,215,471	49,940,106	15,651,141	12,813,643
Extra credit fund deposit (note 1)	172,109	194,201	450,246	574,015	76,021	139,208	29,837	36,025
Transfers (to) and from other subaccounts	79,655,488	22,175,072	98,769,526	209,006,305	(122,995,701)	67,170,512	(1,015,420)	46,518,101
Transfers (to) and from fixed dollar contract	31,630,051	36,246,965	93,338,382	120,567,298	19,422,364	30,233,438	8,850,687	10,065,192
Withdrawals and surrenders	(15,243,286)	(8,366,790)	(30,742,468)	(17,750,728)	(5,924,742)	(2,862,142)	(1,431,170)	(395,097)
Surrender charges (note 2)	(218,562)	(146,490)	(531,162)	(381,449)	(88,144)	(77,371)	(36,759)	(11,940)
Annual contract charges (note 2)	(4,077,770)	(2,122,966)	(13,096,460)	(6,372,476)	(2,416,618)	(1,517,776)	(1,058,031)	(308,092)
Annuity and death benefit payments	(9,934,663)	(6,729,551)	(25,593,668)	(16,101,189)	(4,488,209)	(3,194,814)	(1,710,770)	(610,888)

Net equity transactions	139,929,939	109,818,596	304,914,308	507,873,462	(79,199,558)	139,831,161	19,279,515	68,106,944

Net change in contract owners’ equity	166,495,541	150,532,764	381,987,698	587,129,251	(59,582,640)	166,631,755	43,199,273	82,340,214
Contract owners’ equity:
Beginning of period	357,577,171	207,044,407	1,052,910,226	465,780,975	268,927,507	102,295,752	83,757,927	1,417,713

End of period	$524,072,712	$357,577,171	$1,434,897,924	$1,052,910,226	$209,344,867	$268,927,507	$126,957,200	$83,757,927

Change in units:
Beginning units	24,728,496	16,710,368	72,649,542	36,170,311	17,543,781	7,688,924	9,591,976	226,935

Units purchased	16,014,333	14,165,569	41,145,817	50,801,987	6,520,586	12,331,138	5,163,307	10,521,041
Units redeemed	(6,609,357)	(6,147,441)	(20,565,226)	(14,322,756)	(11,600,635)	(2,476,281)	(2,955,885)	(1,156,000)

Ending units	34,133,472	24,728,496	93,230,133	72,649,542	12,463,732	17,543,781	11,799,398	9,591,976

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

			Dreyfus Variable
	Calvert Variable		Investment Fund -
	Series, Inc.		Service Shares		Royce Capital Fund — Investment Class
	VP SRI Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,887)	$(1,831)	$96,489	$82,462	$(2,657,910)	$(1,940,934)	$780,404	$(1,026,325)
Reinvested capital gains	0	12,444	0	834,889	0	0	0	0
Realized gain (loss)	5,591	(3,400)	111,283	(549,641)	5,267,208	(7,224,676)	585,554	(8,737,564)
Unrealized gain (loss)	33,077	58,986	2,361,931	2,647,300	40,796,814	57,388,834	28,755,869	45,743,603

Net increase (decrease) in contract
owners’ equity from operations	35,781	66,199	2,569,703	3,015,010	43,406,112	48,223,224	30,121,827	35,979,714

Equity transactions:
Contract purchase payments (note 1)	3,191	10,245	1,570,463	4,025,644	25,574,675	39,600,727	7,283,360	9,905,970
Extra credit fund deposit (note 1)	0	0	871	2,345	57,121	109,261	33,948	29,917
Transfers (to) and from other subaccounts	1,113	(5,143)	872,301	925,138	14,321,943	(10,221,670)	468,634	63,684
Transfers (to) and from fixed dollar contract	(6,330)	(18,308)	618,625	1,314,978	9,681,720	16,988,529	2,435,337	6,685,583
Withdrawals and surrenders	(35,677)	(14,575)	(550,875)	(274,468)	(5,670,222)	(3,158,405)	(2,805,585)	(1,594,317)
Surrender charges (note 2)	(1,433)	(137)	(4,271)	(4,335)	(84,163)	(66,871)	(40,893)	(27,202)
Annual contract charges (note 2)	(536)	(625)	(171,594)	(98,176)	(2,115,905)	(1,258,897)	(1,070,185)	(760,299)
Annuity and death benefit payments	(979)	(981)	(328,895)	(207,332)	(5,049,357)	(2,716,279)	(2,959,163)	(1,482,657)

Net equity transactions	(40,651)	(29,524)	2,006,625	5,683,794	36,715,812	39,276,395	3,345,453	12,820,679

Net change in contract owners’ equity	(4,870)	36,675	4,576,328	8,698,804	80,121,924	87,499,619	33,467,280	48,800,393
Contract owners’ equity:
Beginning of period	262,954	226,279	17,397,558	8,698,754	199,956,499	112,456,880	107,726,846	58,926,453

End of period	$258,084	$262,954	$21,973,886	$17,397,558	$280,078,423	$199,956,499	$141,194,126	$107,726,846

Change in units:
Beginning units	35,022	40,054	1,382,187	835,769	10,295,119	7,690,095	5,560,538	4,721,918

Units purchased	551	1,717	364,184	829,482	4,064,227	4,871,509	1,433,497	2,070,348
Units redeemed	(5,908)	(6,749)	(209,655)	(283,064)	(2,135,592)	(2,266,485)	(1,265,255)	(1,231,728)

Ending units	29,665	35,022	1,536,716	1,382,187	12,223,754	10,295,119	5,728,780	5,560,538

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF)
					International
	Core Plus Fixed Income		U.S. Real Estate		Growth Equity		Capital Growth
	Subaccount		Subaccount		Subaccount (note 4)		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$791,672	$686,440	$1,887,683	$2,237,791	$2,509,752	$(972,412)	$(146,790)	$(80,226)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(33,979)	(2,726,021)	(9,379,128)	(26,077,865)	(23,911,966)	(16,088,288)	858,166	(132,931)
Unrealized gain (loss)	284,057	6,638,520	34,786,433	68,222,954	(12,668,552)	80,894,154	1,180,847	2,874,127

Net increase (decrease) in contract owners’ equity from operations	1,041,750	4,598,939	27,294,988	44,382,880	(34,070,766)	63,833,454	1,892,223	2,660,970

Equity transactions:
Contract purchase payments (note 1)	4,394,962	33,309,720	12,643,764	24,088,538	21,647,154	72,691,978	1,833,527	1,472,692
Extra credit fund deposit (note 1)	8,880	85,874	30,923	69,633	38,517	200,197	27,807	16,692
Transfers (to) and from other subaccounts	600,724	(128,405,870)	(103,166,963)	(1,696,995)	(240,194,390)	(53,170,000)	(4,005,794)	6,144,295
Transfers (to) and from fixed dollar contract	990,603	16,837,227	5,313,076	12,846,151	10,344,163	35,216,545	287,420	465,274
Withdrawals and surrenders	(363,024)	(1,333,151)	(4,379,871)	(2,197,623)	(1,283,426)	(2,225,315)	(277,959)	(83,262)
Surrender charges (note 2)	(5,281)	(38,601)	(88,245)	(60,413)	(34,886)	(83,900)	(7,939)	(2,088)
Annual contract charges (note 2)	(207,242)	(580,072)	(1,391,377)	(1,204,795)	(1,153,161)	(1,824,452)	(129,209)	(58,433)
Annuity and death benefit payments	(344,056)	(1,498,426)	(2,699,789)	(2,617,581)	(1,907,621)	(3,806,012)	(187,491)	(132,851)

Net equity transactions	5,075,566	(81,623,299)	(93,738,482)	29,226,915	(212,543,650)	46,999,041	(2,459,638)	7,822,319

Net change in contract owners’ equity	6,117,316	(77,024,360)	(66,443,494)	73,609,795	(246,614,416)	110,832,495	(567,415)	10,483,289
Contract owners’ equity:
Beginning of period	17,049,868	94,074,228	167,422,101	93,812,306	246,614,416	135,781,921	12,834,041	2,350,752

End of period	$23,167,184	$17,049,868	$100,978,607	$167,422,101	$0	$246,614,416	$12,266,626	$12,834,041

Change in units:
Beginning units	1,386,239	8,255,729	9,882,435	6,995,586	29,629,485	21,994,261	1,279,528	380,473

Units purchased	1,164,500	5,573,883	1,677,617	6,038,533	5,612,756	19,814,734	516,449	1,115,460
Units redeemed	(760,734)	(12,443,373)	(6,825,235)	(3,151,684)	(35,242,241)	(12,179,510)	(786,695)	(216,405)

Ending units	1,790,005	1,386,239	4,734,817	9,882,435	0	29,629,485	1,009,282	1,279,528

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	AIM Variable
	Insurance Funds
	(Invesco Variable
	Insurance Funds)	Franklin Templeton Variable Insurance Products Trust — Class 2
	Invesco Van Kampen
	V.I. Intl. Growth	Franklin Income		Franklin Flex Cap		Templeton Foreign
	Equity Series II	Securities		Growth Securities		Securities
	Subaccount (note 4)	Subaccount		Subaccount		Subaccount
	2010	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(422,879)	$6,907,490	$8,215,346	$(1,799,166)	$(1,783,709)	$(255,791)	$1,388,629
Reinvested capital gains	0	0	0	0	0	0	2,762,802
Realized gain (loss)	4,099,680	(2,199,107)	(11,861,531)	(3,106,188)	(9,758,859)	(2,477,654)	(9,744,436)
Unrealized gain (loss)	3,648,256	9,125,381	38,789,206	19,475,768	49,787,167	28,047,583	25,852,974

Net increase (decrease) in contract owners’ equity from operations	7,325,057	13,833,764	35,143,021	14,570,414	38,244,599	25,314,138	20,259,969

Equity transactions:
Contract purchase payments (note 1)	3,734,525	1,530,498	1,264,368	2,024,046	1,694,681	1,984,834	599,807
Extra credit fund deposit (note 1)	5,262	2,441	4,916	4,198	7,251	6,894	3,360
Transfers (to) and from other subaccounts	7,462,886	(4,685,740)	(7,880,359)	(34,397,343)	(10,502,688)	90,031,291	(5,801,547)
Transfers (to) and from fixed dollar contract	2,457,786	1,369,954	586,820	1,223,517	1,445,058	790,422	(12,666)
Withdrawals and surrenders	(428,041)	(4,619,153)	(3,519,146)	(2,958,921)	(1,916,131)	(3,109,850)	(1,271,508)
Surrender charges (note 2)	(10,791)	(51,267)	(71,821)	(52,757)	(58,131)	(36,814)	(19,617)
Annual contract charges (note 2)	(374,289)	(1,199,730)	(1,227,911)	(1,640,114)	(1,827,925)	(1,370,534)	(761,693)
Annuity and death benefit payments	(546,808)	(3,609,163)	(3,727,769)	(3,641,641)	(3,387,611)	(3,321,253)	(1,458,264)

Net equity transactions	12,300,530	(11,262,160)	(14,570,902)	(39,439,015)	(14,545,496)	84,974,990	(8,722,128)

Net change in contract owners’ equity	19,625,587	2,571,604	20,572,119	(24,868,601)	23,699,103	110,289,128	11,537,841
Contract owners’ equity:
Beginning of period	0	133,687,547	113,115,428	155,920,375	132,221,272	74,531,630	62,993,789

End of period	$19,625,587	$136,259,151	$133,687,547	$131,051,774	$155,920,375	$184,820,758	$74,531,630

Change in units:
Beginning units	0	11,617,566	13,142,269	14,250,752	15,857,156	6,136,748	7,007,069

Units purchased	34,738,908	1,608,543	2,523,439	1,498,841	2,197,938	10,384,824	937,262
Units redeemed	(32,566,135)	(2,564,809)	(4,048,142)	(5,294,533)	(3,804,342)	(2,279,964)	(1,807,583)

Ending units	2,172,773	10,661,300	11,617,566	10,455,060	14,250,752	14,241,608	6,136,748

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Neuberger Berman
	Advisers Management		ALPS Variable Insurance		Federated Insurance
	Trust — S Class		Trust — Class II		Series — Service Shares
			AVS Listed
	AMT Regency		Private Equity		Kaufmann Fund II
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(551,752)	$(632,363)	$1,284,066	$(21,993)	$(277,829)	$(148,290)
Reinvested capital gains	0	675,069	783,114	0	0	0
Realized gain (loss)	1,707,848	(38,186,670)	754,915	(192,231)	785,503	19,235
Unrealized gain (loss)	11,805,420	64,367,288	(876,292)	1,430,455	2,679,111	3,601,790

Net increase (decrease) in contract owners’ equity from operations	12,961,516	26,223,324	1,945,803	1,216,231	3,186,785	3,472,735

Equity transactions:
Contract purchase payments (note 1)	1,791,037	20,797,368	1,447,412	1,101,515	3,280,342	6,467,828
Extra credit fund deposit (note 1)	4,415	48,798	5,050	1,898	2,542	6,584
Transfers (to) and from other subaccounts	(7,375,606)	(99,050,668)	(6,551,227)	2,970,674	(3,348,338)	2,730,139
Transfers (to) and from fixed dollar contract	691,204	8,494,135	295,671	1,095,281	1,212,624	4,596,357
Withdrawals and surrenders	(1,553,416)	(1,512,772)	(162,021)	(39,528)	(239,833)	(104,004)
Surrender charges (note 2)	(21,389)	(56,292)	(3,028)	(782)	(4,807)	(4,472)
Annual contract charges (note 2)	(672,808)	(994,138)	(85,606)	(31,857)	(235,013)	(85,792)
Annuity and death benefit payments	(1,401,692)	(2,175,283)	(99,602)	(49,584)	(263,597)	(188,489)

Net equity transactions	(8,538,255)	(74,448,852)	(5,153,351)	5,047,617	403,920	13,418,151

Net change in contract owners’ equity	4,423,261	(48,225,528)	(3,207,548)	6,263,848	3,590,705	16,890,886
Contract owners’ equity:
Beginning of period	55,994,262	104,219,790	7,548,642	1,284,794	20,549,368	3,658,482

End of period	$60,417,523	$55,994,262	$4,341,094	$7,548,642	$24,140,073	$20,549,368

Change in units:
Beginning units	7,012,429	18,862,358	1,468,965	345,546	2,571,230	582,960

Units purchased	1,148,276	7,018,216	1,637,255	1,404,470	822,164	2,252,734
Units redeemed	(2,086,460)	(18,868,145)	(2,408,690)	(281,051)	(794,932)	(264,464)

Ending units	6,074,245	7,012,429	697,530	1,468,965	2,598,462	2,571,230

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Goldman Sachs Variable Insurance Trust — Service Shares
	Large Cap Value		Structured U.S. Equity		Strategic Growth
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,025,771)	$2,304,702	$734	$7,718	$(61,357)	$(18,932)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	7,407,459	1,161,297	36,473	5,822	271,786	102,618
Unrealized gain (loss)	38,786,331	39,792,579	135,792	209,685	400,169	646,941

Net increase (decrease) in contract owners’ equity from operations	44,168,019	43,258,578	172,999	223,225	610,598	730,627

Equity transactions:
Contract purchase payments (note 1)	98,025,099	121,295,742	366,390	657,396	1,490,169	2,427,632
Extra credit fund deposit (note 1)	176,170	322,103	178	516	6,026	7,820
Transfers (to) and from other subaccounts	1,273,253	34,807,158	(95,326)	(220,032)	(529,916)	51,568
Transfers (to) and from fixed dollar contract	42,746,800	57,256,408	105,735	98,698	675,612	669,111
Withdrawals and surrenders	(3,492,556)	(1,554,424)	(11,133)	(8,943)	(26,638)	(5,150)
Surrender charges (note 2)	(112,052)	(64,759)	(13)	(445)	(433)	(188)
Annual contract charges (note 2)	(3,861,008)	(964,504)	(14,125)	(5,339)	(61,910)	(10,373)
Annuity and death benefit payments	(4,895,863)	(2,235,169)	(11,230)	(9,738)	(37,968)	(13,366)

Net equity transactions	129,859,843	208,862,555	340,476	512,113	1,514,942	3,127,054

Net change in contract owners’ equity	174,027,862	252,121,133	513,475	735,338	2,125,540	3,857,681
Contract owners’ equity:
Beginning of period	302,461,688	50,340,555	1,250,800	515,462	4,327,987	470,306

End of period	$476,489,550	$302,461,688	$1,764,275	$1,250,800	$6,453,527	$4,327,987

Change in units:
Beginning units	39,646,867	7,678,608	160,231	78,732	502,838	79,493

Units purchased	25,167,160	35,517,537	86,418	139,986	451,920	552,389
Units redeemed	(8,105,060)	(3,549,278)	(43,166)	(58,487)	(267,972)	(129,044)

Ending units	56,708,967	39,646,867	203,483	160,231	686,786	502,838

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Franklin Templeton Variable Insurance Products Trust — Class 4
							Franklin Templeton
	Franklin Income		Franklin Flex Cap		Templeton Foreign		VIP Founding Funds
	Securities		Growth Securities		Securities		Allocation
	Subaccount		Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,809,576	$2,267,610	$(2,926,626)	$(1,443,707)	$(1,029,181)	$176,853	$265,358	$328,719
Reinvested capital gains	0	0	0	0	0	546,587	2,280	0
Realized gain (loss)	1,811,685	405,594	8,752,084	2,322,186	3,051,834	278,728	618,819	(87,085)
Unrealized gain (loss)	2,614,765	9,392,086	21,753,952	40,177,153	40,598,944	7,141,954	1,488,639	4,685,591

Net increase (decrease) in contract owners’ equity from operations	8,236,026	12,065,290	27,579,410	41,055,632	42,621,597	8,144,122	2,375,096	4,927,225

Equity transactions:
Contract purchase payments (note 1)	14,712,629	23,719,921	61,517,838	99,524,139	31,745,863	15,611,152	3,579,317	6,675,569
Extra credit fund deposit (note 1)	16,046	47,987	114,718	281,574	69,874	23,004	54,459	24,972
Transfers (to) and from other subaccounts	736,196	(857,490)	(66,135,290)	(21,798,340)	160,275,713	(2,071,436)	367,302	(1,925,880)
Transfers (to) and from fixed dollar contract	6,383,623	13,059,549	26,872,755	46,882,399	11,384,441	4,668,447	1,667,368	5,759,986
Withdrawals and surrenders	(930,628)	(373,021)	(2,053,230)	(1,255,683)	(1,325,272)	(243,571)	(481,450)	(210,538)
Surrender charges (note 2)	(30,189)	(12,105)	(68,464)	(55,781)	(37,210)	(8,317)	(13,011)	(12,138)
Annual contract charges (note 2)	(748,751)	(242,554)	(2,349,242)	(721,437)	(1,349,525)	(142,265)	(261,228)	(116,823)
Annuity and death benefit payments	(923,925)	(481,915)	(2,960,982)	(1,903,062)	(1,868,077)	(178,652)	(948,522)	(364,239)

Net equity transactions	19,215,001	34,860,372	14,938,103	120,953,809	198,895,807	17,658,362	3,964,235	9,830,909

Net change in contract owners’ equity	27,451,027	46,925,662	42,517,513	162,009,441	241,517,404	25,802,484	6,339,331	14,758,134
Contract owners’ equity:
Beginning of period	62,638,794	15,713,132	209,696,474	47,687,033	36,098,580	10,296,096	23,538,450	8,780,316

End of period	$90,089,821	$62,638,794	$252,213,987	$209,696,474	$277,615,984	$36,098,580	$29,877,781	$23,538,450

Change in units:
Beginning units	6,786,838	2,274,416	24,042,461	7,162,684	4,313,235	1,661,527	2,774,405	1,327,936

Units purchased	3,613,095	5,719,017	11,053,719	21,165,785	29,590,053	3,466,167	1,003,497	2,260,550
Units redeemed	(1,617,630)	(1,206,595)	(9,963,285)	(4,286,008)	(3,055,257)	(814,459)	(541,615)	(814,081)

Ending units	8,782,303	6,786,838	25,132,895	24,042,461	30,848,031	4,313,235	3,236,287	2,774,405

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Ivy Funds Variable Insurance Portfolios, Inc.
			VIP Global		VIP Science and
	VIP Asset Strategy		Natural Resources		Technology
	Subaccount		Subaccount		Subaccount
	2010	2009	2010	2009	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(773,326)	$(1,220,494)	$(890,346)	$(368,360)	$(306,553)	$(136,750)
Reinvested capital gains	0	7,622,024	0	0	744,132	452,656
Realized gain (loss)	2,925,804	1,081,228	2,412,312	1,600,865	1,228,061	374,386
Unrealized gain (loss)	22,059,689	18,551,030	9,759,748	10,697,765	731,783	3,233,638

Net increase (decrease) in contract owners’ equity from operations	24,212,167	26,033,788	11,281,714	11,930,270	2,397,423	3,923,930

Equity transactions:
Contract purchase payments (note 1)	61,623,974	97,575,716	7,885,091	14,625,585	3,473,047	7,228,890
Extra credit fund deposit (note 1)	103,349	119,874	17,214	34,316	21,543	27,978
Transfers (to) and from other subaccounts	17,876,769	63,491,503	6,195,027	19,726,503	(3,721,765)	7,509,890
Transfers (to) and from fixed dollar contract	31,018,001	37,110,860	8,318,030	9,833,328	3,060,282	3,032,929
Withdrawals and surrenders	(4,140,152)	(1,352,544)	(1,293,732)	(453,671)	(428,160)	(158,437)
Surrender charges (note 2)	(86,514)	(26,692)	(21,337)	(10,577)	(6,815)	(2,489)
Annual contract charges (note 2)	(2,887,747)	(564,434)	(716,966)	(187,005)	(249,734)	(52,423)
Annuity and death benefit payments	(3,519,162)	(1,227,639)	(1,047,242)	(351,126)	(461,436)	(157,771)

Net equity transactions	99,988,518	195,126,644	19,336,085	43,217,353	1,686,962	17,428,567

Net change in contract owners’ equity	124,200,685	221,160,432	30,617,799	55,147,623	4,084,385	21,352,497
Contract owners’ equity:
Beginning of period	236,338,581	15,178,149	58,493,771	3,346,148	22,504,210	1,151,713

End of period	$360,539,266	$236,338,581	$89,111,570	$58,493,771	$26,588,595	$22,504,210

Change in units:
Beginning units	21,027,600	1,667,050	5,640,725	553,501	1,927,781	140,095

Units purchased	14,619,566	21,286,273	4,610,664	6,235,305	1,372,568	2,144,626
Units redeemed	(5,739,329)	(1,925,723)	(2,813,397)	(1,148,081)	(1,253,725)	(356,940)

Ending units	29,907,837	21,027,600	7,437,992	5,640,725	2,046,624	1,927,781

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2010 and 2009

	Total
	Subaccounts
	2010	2009
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$7,808,491	$37,641,422
Reinvested capital gains	64,354,468	96,109,524
Realized gain (loss)	74,940,368	(431,413,673)
Unrealized gain (loss)	993,430,105	1,994,221,345

Net increase (decrease) in contract owners’ equity from operations	1,140,533,432	1,696,558,618

Equity transactions:
Contract purchase payments (note 1)	1,083,634,328	1,559,803,529
Extra credit fund deposit (note 1)	2,691,483	4,144,417
Transfers (to) and from other subaccounts	0	0
Transfers (to) and from fixed dollar contract	474,815,999	715,562,112
Withdrawals and surrenders	(300,580,979)	(207,407,465)
Surrender charges (note 2)	(4,075,081)	(3,713,201)
Annual contract charges (note 2)	(89,974,052)	(56,420,430)
Annuity and death benefit payments	(195,025,067)	(148,313,250)

Net equity transactions	971,486,631	1,863,655,712

Net change in contract owners’ equity	2,112,020,063	3,560,214,330
Contract owners’ equity:
Beginning of period	8,437,006,268	4,876,791,938

End of period	$10,549,026,331	$8,437,006,268

Change in units:
Beginning units	720,572,556	531,294,339

Units purchased	376,987,957	428,027,032
Units redeemed	(294,823,625)	(238,748,815)

Ending units	802,736,888	720,572,556

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2010
(1) Basis of Presentation and Summary of Significant Accounting Policies
A. Organization and Nature of Operations
Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.
The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers varies by product.
B. Assets of the Account
Assets of the Account are assigned to the following subaccounts:
Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth
Dow Target 10 Portfolios: First Quarter, Second Quarter, Third Quarter, and Fourth Quarter
Dow Target 5 Portfolios: First Quarter, Second Quarter, Third Quarter, and Fourth Quarter
Fidelity Variable Insurance Products Fund — Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income
Janus Aspen Series — Institutional Shares: Janus, Overseas, Worldwide, and Balanced
Legg Mason Partners Variable Equity Trust — Class I: Legg Mason ClearBridge Variable Fundamental All Cap Value, Legg Mason ClearBridge Variable Equity Income Builder, and Legg Mason ClearBridge Variable Large Cap Value
Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery
The Universal Institutional Funds, Inc. — Class I (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Emerging Markets Debt
AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco Van Kampen V.I. Value Series I
Goldman Sachs Variable Insurance Trust — Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth
Lazard Retirement Series Inc. — Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity
The Prudential Series Fund, Inc. — Class II: Jennison 20/20 Focus and Jennison
Fidelity Variable Insurance Products Fund — Service Class 2: VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate
Janus Aspen Series — Service Shares: Janus, Worldwide, Balanced, and Overseas
J.P. Morgan Insurance Trust — Class I: Small Cap Core and Mid Cap Value
AllianceBernstein Variable Product Series Fund, Inc. — Class B: Growth & Income, and Small Cap Growth
MFS Variable Insurance Trust — Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return
PIMCO Variable Insurance Trust — Administrative Shares: Real Return, Total Return, Global Bond and CommodityRealReturn Strategy

Calvert Variable Series, Inc.: VP SRI Equity
Dreyfus Variable Investment Fund — Service Shares: Appreciation
Royce Capital Fund — Investment Class: Small-Cap and Micro-Cap
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Capital Growth
AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco Van Kampen V.I. International Growth Equity Series II
Franklin Templeton Variable Insurance Products Trust — Class 2: Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities
Neuberger Berman Advisers Management Trust — S Class: AMT Regency
ALPS Variable Insurance Trust — Class II: AVS Listed Private Equity
Federated Insurance Series — Service Shares: Kaufmann Fund II
Goldman Sachs Variable Insurance Trust — Service Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth
Franklin Templeton Variable Insurance Products Trust — Class 4: Franklin Income Securities, Franklin Flex Cap Growth Securities, Templeton Foreign Securities, and Franklin Templeton VIP Founding Funds Allocation
Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources and VIP Science and Technology
The underlying mutual funds in which the subaccounts invest, other than The Dow® Target Variable Fund LLC, Dow Target 10 and Dow Target 5 Portfolios, are diversified open-end management investment companies. The Dow® Target Variable Fund LLC is a non-diversified open-end management investment company. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.
Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.
Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow® Target Variable Fund LLC Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $14.6 million and $11.9 million for the years ended December 31, 2010 and 2009, respectively.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.
For certain products, ONLIC credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.
C. Calculation of Annuity Reserves
Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.
D. Security Valuation, Transactions and Related Investment Income
The value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2010.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.
E. Use of Estimates in Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
F. Subsequent Events
At a meeting held February 10, 2011, the Board of Managers of The Dow® Target Variable Fund LLC approved the Plan of Liquidation, which detailed the terms and timeline for the liquidation of that fund and each of its Dow Target 10 and Dow Target 5 portfolios, pending member and annuity contract owner approval. At a meeting held April 4, 2011, the members of each portfolio approved the Plan of Liquidation on behalf of the members as well as the affected annuity contract owners. As a result, The Dow® Target Variable Fund LLC portfolios were liquidated, in conformity with the terms of the Plan of Liquidation, on April 8, 2011.
The Account has evaluated for possible subsequent events through April 15, 2011, which is the date these financial statements were issued and there are no additional subsequent events to report.
(2) Risk & Administrative Expense and Contract Charges
Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.
The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.
At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.
All other fees assessed on contracts, including surrender charges, annual contract fee and transfer fees, are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.
The tables on the following pages illustrate product and contract level charges by product:
The following basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity “VIA”	Combination	Top I
Mortality and Expense Risk Fees
(May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30

Transfer Fee — per transfer. (currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15

Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender

State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:

			Investar
			Vision & Top
	Top Tradition	Top Plus	Spectrum	Top Explorer
Mortality and Expense Risk Fees
(May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35

Transfer Fee — per transfer. (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:

	ONcore	ONcore	ONcore	ONcore
	Flex	Value	Premier	Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30

Transfer Fee — per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (2)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (2)	NA	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (2)	NA	0.95% to 1.15%	NA	NA
ARDBR (2009)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:

GMIB (1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (2)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (2)	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (2)	NA	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (2)	NA	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (2)	NA	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (2)	NA	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (2)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee (2)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount.	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%

(1)	No longer available for purchase. Last available date depends on the state of contract issuance.

(2)	No longer available for purchase.
The following basic charges are assessed through reduction of daily unit values:

	ONcore	ONcore	ONcore
	Lite	Ultra	Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee — per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus	0.45%	0.45%	0.45%
5% GMDBR80 Plus	0.45%	0.45%	0.45%
5% GMDBR85 Plus	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (2)	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (2)	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (2)	0.95% to 1.15%	NA	NA
ARDBR (2009)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (2)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (2)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (2)	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (2)	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (2)	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (2)	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%

Optional Guaranteed Principal Access (“GPA”) GPA with 8% guarantee (2)	0.50%	0.50%	0.50%
GPA with 7% guarantee (2)	0.40%	0.40%	0.40%
Optional Guaranteed Principal Protection (“GPP”) These annual charges are the following percentage of average annual guaranteed principal amount.	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%

(1)	No longer available for purchase. Last available date depends on the state of contract issuance.

(2)	No longer available for purchase.
     The following basic charges are assessed through reduction of daily unit values:

	ONcore	ONcore	ONcore
	Lite II	Ultra II	Flex II
Mortality and Expense Risk Fees	1.25%	0.90% to 1.25%	1.35%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account	7% of surrender	7% of surrender
value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	value in the first year to 0% in the	value in the first year to 0% in the
	fifth year	fifth year	No charge

State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits These annual charges are the following percentages of the optional death benefit amounts: Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider: 6% GMDBR80 Plus	0.25% to 0.30%	0.25% to 0.30%	NA
6% GMDBR85 Plus	0.45%	0.45%	NA
5% GMDBR80 Plus	0.45%	0.45%	NA
5% GMDBR85 Plus	0.70%	0.70%	NA
GMDBR85 Plus	NA	NA	0.45%
Annual Reset Death Benefit Rider: ARDBR (2009)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR (2008) at issue ages through 74 (2)	0.80% to 1.00%	0.80% to 1.00%	NA
ARDBR (2008) at issue ages 75 through 78 (2)	0.95% to 1.15%	0.95% to 1.15%	NA
ARDBR (2)	0.60%	0.60%	NA

Optional Enhanced Death Benefit (“GEB”) These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”) This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	NA
GMIB Plus with Annual Reset (2008) without investment restrictions (2)	1.00% to 1.65%	1.00% to 1.65%	NA
GMIB Plus with Annual Reset (2008) with investment restrictions (2)	0.85% to 1.50%	0.85% to 1.50%	NA
GMIB Plus with Annual Reset (2)	0.70%	0.70%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base:
GLWB	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
Optional Guaranteed Principal Protection (“GPP”) These annual charges are the following percentage of average annual guaranteed principal amount.	0.55%	0.55%	0.55%

(2)	No longer available for purchase.
The following basic charges are assessed through reduction of daily unit values:

	ONcore	ONcore	ONcore
	Premier II	Xtra II	Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.30%	1.70%	1.60%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee — per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account	7% of surrender	9% of surrender	8% of surrender
value is made for any other reason than to make a plan payment to a	value in the first	value in the first	value in the first
participant. Percentages vary with the number of years from purchase.	year to 0% in the	year to 0% in the	year to 0% in the
	eighth year	tenth year	fifth year

State Premium Taxes In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus	0.45%	0.45%	0.45%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base: GLWB	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%

Optional Guaranteed Principal Protection (“GPP”) These annual charges are the following percentage of average annual guaranteed principal amount.	0.55%	0.55%	0.55%
     Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.
(3)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.
(4)	Fund Mergers and Replacements
Effective May 28, 2010, the Value Portfolio of The Universal Institutional Funds, Inc. — Class I was merged into a newly-organized fund, the Invesco Van Kampen V.I. Value Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The International Growth Equity Portfolio of The Universal Institutional Funds, Inc. — Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust — Class I.
The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust — Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I.
Effective April 27, 2007, funds of Legg Mason Partners Variable Portfolios I, Inc. were transferred to a newly-organized fund, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.
(5)	Investments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$0	$10,549,026,331	$0	$10,549,026,331

*	Refer to Note 1.B. for listing of individual Separate Account Investments.
There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2010.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$15,349,416	$33,711,613
Money Market Subaccount	250,308,493	293,175,187
Bond Subaccount	51,535,783	50,251,772
Omni Subaccount	1,808,163	4,008,130
International Subaccount	20,012,804	46,450,173
Capital Appreciation Subaccount	9,846,008	22,405,168
Millennium Subaccount	16,590,188	87,055,924
International Small-Mid Company Subaccount	9,181,105	12,300,051
Aggressive Growth Subaccount	6,664,637	5,953,096
Small Cap Growth Subaccount	9,082,264	5,660,134
Mid Cap Opportunity Subaccount	6,016,424	7,875,925
S&P 500 Index Subaccount	25,932,598	24,012,111
Strategic Value Subaccount	8,440,100	5,919,697
High Income Bond Subaccount	144,412,469	65,224,548
Capital Growth Subaccount	11,815,561	9,030,930
Nasdaq-100 Index Subaccount	16,484,121	16,595,309
Bristol Subaccount	49,464,680	31,605,936
Bryton Growth Subaccount	35,970,077	39,090,981
U.S. Equity Subaccount	1,719,603	3,289,451
Balanced Subaccount	2,850,881	2,961,230
Income Opportunity Subaccount	3,189,080	1,303,784
Target VIP Subaccount	2,757,529	5,056,349
Target Equity/Income Subaccount	6,060,363	7,126,797
Bristol Growth Subaccount	72,209,718	8,585,082
Dow Target 10 Portfolios:
First Quarter Subaccount	345,652	370,083
Second Quarter Subaccount	159,937	458,193
Third Quarter Subaccount	255,534	470,999
Fourth Quarter Subaccount	524,718	393,525
Dow Target 5 Portfolios:
First Quarter Subaccount	76,277	155,772
Second Quarter Subaccount	76,999	162,390
Third Quarter Subaccount	34,462	100,006
Fourth Quarter Subaccount	73,340	224,679
Fidelity Variable Insurance Products Fund — Initial Class:
VIP Growth Subaccount	17,355	232,397
VIP Equity-Income Subaccount	25,207	123,633
VIP High Income Subaccount	8,200	37,212
Janus Aspen Series — Institutional Shares:
Janus Subaccount	98,115	1,182,609
Overseas Subaccount	269,426	995,185
Worldwide Subaccount	77,627	564,976
Balanced Subaccount	652,022	2,878,762
Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	2,493,692	2,791,154
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	1,901,772	1,282,859
Legg Mason ClearBridge Variable Large Cap Value Subaccount	3,880,702	2,722,444
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	38,116	967,323
Small Cap Value Subaccount	5,960	256,791
Discovery Subaccount	777	1,105,383
The Universal Institutional Funds, Inc. — Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	503,252	732,476
U.S. Real Estate Subaccount	794,605	2,473,302
Value Subaccount	486	31,281
Emerging Markets Debt Subaccount	308	112
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. Value Series I Subaccount	31,153	257
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Large Cap Value Subaccount	58,273,990	66,872,559
Structured U.S. Equity Subaccount	2,593,218	6,948,465
Strategic Growth Subaccount	2,265,231	4,227,295

	Purchases	Sales
Lazard Retirement Series, Inc. — Service Shares:
Emerging Markets Equity Subaccount	105,310,671	69,456,565
U.S. Small-Mid Cap Equity Subaccount	46,014,556	57,340,070
U.S. Strategic Equity Subaccount	869,199	680,093
International Equity Subaccount	157,703,345	64,806,424
The Prudential Series Fund, Inc. — Class II:
Jennison 20/20 Focus Subaccount	209,277,000	65,525,401
Jennison Subaccount	2,939,141	2,553,221
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	66,123,809	54,381,639
VIP Contrafund Subaccount	67,646,588	62,014,790
VIP Growth Subaccount	5,542,012	6,801,045
VIP Equity-Income Subaccount	24,291,592	24,997,360
VIP Real Estate Subaccount	84,730,672	13,402,561
Janus Aspen Series — Service Shares:
Janus Subaccount	4,205,670	5,083,177
Worldwide Subaccount	6,837,035	6,612,216
Balanced Subaccount	36,883,630	21,986,938
Overseas Subaccount	77,738,285	78,489,867
J.P. Morgan Insurance Trust — Class I:
Small Cap Core Subaccount	4,287,238	5,998,901
Mid Cap Value Subaccount	18,989,533	34,396,449
AllianceBernstein Variable Product Series Fund, Inc. — Class B:
Growth & Income Subaccount	0	77,215
Small Cap Growth Subaccount	0	326
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	7,547,099	4,975,331
Investors Growth Stock Subaccount	2,311,450	2,872,889
Mid Cap Growth Subaccount	4,680,704	6,620,459
Total Return Subaccount	10,581,909	13,914,287
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	250,410,322	105,536,637
Total Return Subaccount	688,165,226	328,368,426
Global Bond Subaccount	114,130,905	185,187,176
CommodityRealReturn Strategy Subaccount	64,288,960	28,668,448
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	4,441	47,979
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	5,050,583	2,947,469
Royce Capital Fund — Investment Class:
Small-Cap Subaccount	80,749,400	46,691,498
Micro-Cap Subaccount	31,273,685	27,147,828
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	15,808,961	9,941,723
U.S. Real Estate Subaccount	33,115,747	124,966,546
International Growth Equity Subaccount	49,344,269	259,378,167
Capital Growth Subaccount	5,564,256	8,170,684
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount	253,636,634	241,758,983
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount	27,569,907	31,924,577
Franklin Flex Cap Growth Securities Subaccount	16,524,368	57,762,549
Templeton Foreign Securities Subaccount	113,176,179	28,456,980
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	9,962,353	19,052,360
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount	10,832,663	13,918,834
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount	6,783,162	6,657,071
Goldman Sachs Variable Insurance Trust — Service Shares:
Large Cap Value Subaccount	195,928,734	68,094,662
Structured U.S. Equity Subaccount	703,724	362,514
Strategic Growth Subaccount	3,822,419	2,368,834

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount	39,451,046	16,426,469
Franklin Flex Cap Growth Securities Subaccount	98,941,587	86,930,110
Templeton Foreign Securities Subaccount	224,845,821	26,979,195
Franklin Templeton VIP Founding Funds Allocation Subaccount	9,214,793	4,982,920
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	166,107,776	66,892,584
VIP Global Natural Resources Subaccount	46,925,209	28,479,470
VIP Science and Technology Subaccount	16,875,997	14,751,456

Totals	$4,376,900,463	$3,333,250,873

(6)	Financial Highlights
The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), and the expenses, total returns and investment income ratios for each period ended December 31. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2010	19,967,667	$6.51 to $11.89	$165,604,954	0.65% to 1.60%	7.22% to 18.94%(b)	0.20%
2009	21,921,406	$6.07 to $7.02	$171,255,032	0.65% to 1.50%	37.05% to 38.21%	0.24%
2008	25,810,255	$4.39 to $5.12	$146,310,761	0.65% to 1.50%	-55.49% to -55.11%	0.78%
2007	30,645,278	$9.78 to $11.51	$391,621,992	0.65% to 1.50%	-7.29% to -6.50%	0.04%
2006	28,546,925	$12.41 to $26.28	$401,450,160	0.90% to 1.50%	5.09% to 5.72%	0.00%
Money Market Subaccount
2010	20,154,121	$9.91 to $10.48	$244,045,346	0.65% to 1.70%	-0.85%(a) to -0.65%	0.00%
2009	23,299,397	$10.55 to $11.99	$286,688,936	0.65% to 1.50%	-1.48% to -0.65%	0.00%
2008	26,452,604	$10.61 to $12.17	$330,388,143	0.65% to 1.50%	0.26% to 1.11%	1.71%
2007	21,875,064	$10.50 to $12.14	$271,282,731	0.65% to 1.50%	3.39% to 4.27%	4.81%
2006	16,960,603	$11.74 to $14.79	$203,354,657	0.90% to 1.50%	3.22% to 3.84%	4.71%
Bond Subaccount
2010	7,699,470	$10.14 to $11.73	$124,387,095	0.65% to 1.70%	1.38%(a) to 7.14%	0.00%
2009	7,427,076	$10.94 to $14.81	$113,574,177	0.65% to 1.50%	19.14% to 20.15%	0.00%
2008	6,937,720	$9.11 to $12.43	$89,328,518	0.65% to 1.50%	-12.76% to -12.02%	0.00%
2007	10,251,341	$10.35 to $14.25	$150,527,334	0.65% to 1.50%	2.18% to 3.04%	0.00%
2006	10,069,921	$13.95 to $18.50	$145,124,908	0.90% to 1.50%	2.90% to 3.51%	4.00%
Omni Subaccount
2010	1,461,417	$9.25 to $17.91	$20,451,606	0.90% to 1.50%	11.52% to 12.18%	1.50%
2009	1,601,910	$8.29 to $15.96	$20,459,047	0.90% to 1.50%	31.19% to 31.97%	1.95%
2008	1,658,118	$6.32 to $12.09	$16,748,679	0.90% to 1.50%	-32.48% to -32.07%	2.22%
2007	1,883,820	$9.36 to $17.81	$28,625,926	0.90% to 1.50%	5.40% to 6.03%	1.64%
2006	2,181,595	$8.88 to $16.79	$31,282,772	0.90% to 1.50%	11.65% to 12.31%	1.25%
International Subaccount
2010	16,684,220	$9.72 to $10.59	$184,263,103	0.65% to 1.50%	15.02% to 15.99%	0.00%
2009	19,004,938	$8.38 to $9.20	$182,222,701	0.65% to 1.50%	36.18% to 37.33%	0.00%
2008	22,399,421	$6.10 to $6.76	$157,221,552	0.65% to 1.50%	-46.88% to -46.43%	0.00%
2007	25,783,162	$11.38 to $12.72	$340,396,752	0.65% to 1.50%	7.82% to 8.73%	0.00%
2006	23,057,919	$11.80 to $20.18	$283,662,504	0.90% to 1.50%	17.47% to 18.17%	0.19%
Capital Appreciation Subaccount
2010	4,804,147	$12.14 to $36.66	$97,575,715	0.90% to 1.70%	15.95% to 21.42%(b)	0.23%
2009	5,408,800	$16.78 to $31.62	$95,310,869	0.90% to 1.50%	40.73% to 41.56%	1.24%
2008	6,211,352	$11.92 to $22.34	$77,620,063	0.90% to 1.50%	-39.91% to -39.55%	0.61%
2007	7,002,972	$10.81 to $19.84	$146,075,414	0.65% to 1.50%	2.28% to 3.15%	0.41%
2006	8,218,217	$19.40 to $35.91	$167,468,605	0.90% to 1.50%	14.66% to 15.34%	0.50%
Millennium Subaccount
2010	1,724,377	$7.85 to $11.15	$18,587,089	0.65% to 1.50%	22.46% to 23.50%	0.00%
2009	12,698,371	$6.41 to $9.03	$87,663,141	0.65% to 1.50%	19.06% to 20.06%	0.00%
2008	1,828,483	$5.39 to $7.52	$14,393,254	0.65% to 1.50%	-43.39% to -42.91%	0.00%
2007	2,048,080	$9.52 to $13.18	$28,862,099	0.65% to 1.50%	24.16% to 25.21%	0.00%
2006	1,919,393	$7.66 to $33.55	$23,864,028	0.90% to 1.50%	5.79% to 6.42%	0.00%
International Small-Mid Company Subaccount
2010	3,530,250	$10.67 to $13.26	$60,061,880	0.65% to 1.60%	18.96% to 32.65%(b)	0.00%
2009	3,712,387	$8.97 to $13.80	$53,575,815	0.65% to 1.50%	43.89% to 45.11%	0.00%
2008	3,827,339	$6.18 to $9.59	$38,509,213	0.65% to 1.50%	-52.02% to -51.62%	0.00%
2007	3,645,770	$12.78 to $19.99	$77,155,792	0.65% to 1.50%	15.73% to 16.71%	0.00%
2006	2,460,935	$17.28 to $33.66	$46,061,647	0.90% to 1.50%	24.49% to 25.22%	0.15%
Aggressive Growth Subaccount
2010	2,843,511	$11.56 to $11.99	$18,702,393	0.65% to 1.60%	9.25% to 19.89%(b)	0.00%
2009	2,726,046	$5.81 to $10.58	$16,508,336	0.65% to 1.50%	40.50% to 41.69%	0.00%
2008	2,356,447	$4.14 to $7.47	$10,109,129	0.65% to 1.50%	-44.51% to -44.04%	0.00%
2007	1,600,552	$7.45 to $11.63	$12,460,804	0.90% to 1.50%	27.63% to 28.39%	0.00%
2006	833,218	$5.84 to $9.06	$5,259,435	0.90% to 1.50%	4.22% to 4.84%	0.00%
Small Cap Growth Subaccount
2010	2,740,410	$12.39 to $12.81	$21,472,873	0.65% to 1.70%	28.15%(a) to 29.19%	0.00%
2009	2,208,128	$5.67 to $9.59	$13,690,087	0.65% to 1.50%	48.53% to 49.79%	0.00%
2008	1,410,063	$3.81 to $8.99	$6,137,301	0.90% to 1.50%	-48.47% to -48.16%	0.00%
2007	1,248,907	$7.40 to $17.34	$10,939,267	0.90% to 1.50%	12.92% to 13.60%	0.00%
2006	735,381	$6.55 to $15.26	$6,523,555	0.90% to 1.50%	23.75% to 24.49%	0.00%
Mid Cap Opportunity Subaccount
2010	2,751,530	$9.78 to $12.40	$43,610,808	0.65% to 1.70%	18.83% to 23.97%(b)	0.00%
2009	2,823,665	$8.23 to $12.28	$38,295,790	0.65% to 1.50%	38.52% to 39.69%	0.00%
2008	6,694,741	$5.89 to $8.87	$62,906,408	0.65% to 1.50%	-52.01% to -51.61%	0.00%
2007	3,649,812	$12.18 to $18.48	$74,792,194	0.65% to 1.50%	16.11% to 17.10%	0.00%
2006	2,476,430	$15.91 to $25.81	$46,538,964	0.90% to 1.50%	8.03% to 8.67%	0.00%
S&P 500 Index Subaccount
2010	9,816,107	$9.60 to $11.42	$118,617,098	0.65% to 1.50%	12.76% to 13.72%	1.40%
2009	9,588,836	$8.45 to $10.12	$103,231,236	0.65% to 1.50%	23.97% to 25.02%	1.69%
2008	6,370,745	$8.17 to $13.10	$56,589,007	0.90% to 1.50%	-38.23% to -37.86%	1.68%
2007	6,291,146	$13.22 to $21.08	$91,593,441	0.90% to 1.50%	3.50% to 4.12%	1.35%
2006	6,251,985	$12.77 to $20.24	$89,084,198	0.90% to 1.50%	13.60% to 14.27%	1.06%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
Strategic Value Subaccount
2010	1,983,155	$8.39 to $11.73	$19,555,673	0.65% to 1.70%	11.26% to 17.28%(b)	3.61%
2009	1,744,313	$7.55 to $8.78	$15,582,107	0.65% to 1.50%	9.87% to 10.80%	3.99%
2008	1,138,041	$7.99 to $8.51	$9,241,354	0.90% to 1.50%	-29.33% to -28.91%	3.98%
2007	1,899,357	$11.30 to $11.97	$21,734,884	0.90% to 1.50%	-10.09% to -9.55%	1.03%
2006	2,151,461	$12.57 to $13.23	$27,326,975	0.90% to 1.50%	14.64% to 15.31%	1.03%
High Income Bond Subaccount
2010	14,435,962	$10.85 to $13.11	$252,299,498	0.65% to 1.70%	8.49%(a) to 13.35%	0.00%
2009	9,278,190	$11.57 to $15.33	$145,316,799	0.65% to 1.50%	47.04% to 48.28%	0.00%
2008	5,801,723	$7.80 to $10.43	$61,767,013	0.65% to 1.50%	-26.42% to -25.79%	0.00%
2007	4,756,190	$10.51 to $14.17	$68,648,386	0.65% to 1.50%	1.99% to 2.86%	0.00%
2006	4,082,110	$13.89 to $15.00	$57,648,358	0.90% to 1.50%	8.51% to 9.15%	0.00%
Capital Growth Subaccount
2010	1,770,957	$12.72 to $13.39	$45,360,803	0.90% to 1.60%	33.94%(a) to 35.21%	0.00%
2009	1,638,437	$9.89 to $19.29	$31,116,259	0.65% to 1.50%	33.27% to 34.39%	0.00%
2008	1,474,268	$7.36 to $14.47	$20,927,282	0.65% to 1.50%	-37.31% to -36.77%	0.00%
2007	1,241,873	$11.64 to $23.08	$27,476,039	0.65% to 1.50%	9.58% to 10.51%	0.00%
2006	1,144,005	$10.09 to $21.06	$22,855,954	0.90% to 1.50%	18.35% to 19.06%	0.00%
Nasdaq-100 Index Subaccount
2010	9,372,217	$12.46 to $12.62	$47,101,155	0.65% to 1.70%	18.61% to 24.63%(b)	0.35%
2009	9,531,577	$4.14 to $10.64	$40,300,571	0.65% to 1.50%	51.43% to 52.71%	0.00%
2008	8,365,592	$2.73 to $2.88	$23,243,143	0.90% to 1.50%	-42.84% to -42.50%	0.00%
2007	8,137,053	$4.78 to $5.00	$39,453,401	0.90% to 1.50%	16.82% to 17.52%	0.00%
2006	9,090,548	$4.09 to $4.26	$37,691,129	0.90% to 1.50%	5.03% to 5.65%	0.00%
Bristol Subaccount
2010	13,234,534	$10.02 to $12.07	$172,026,137	0.65% to 1.70%	12.37% to 20.72%(b)	0.63%
2009	11,449,119	$8.92 to $11.51	$133,596,270	0.65% to 1.50%	33.82% to 34.95%	0.69%
2008	8,799,825	$6.61 to $8.60	$76,619,435	0.65% to 1.50%	-41.43% to -40.93%	0.99%
2007	5,988,311	$11.19 to $14.68	$88,857,672	0.65% to 1.50%	6.15% to 7.05%	0.63%
2006	3,990,903	$13.83 to $14.22	$55,688,869	0.90% to 1.50%	14.70% to 15.38%	0.44%
Bryton Growth Subaccount
2010	10,494,205	$11.58 to $12.97	$128,278,287	0.65% to 1.70%	23.24% to 29.75%(b)	0.00%
2009	10,634,211	$9.40 to $9.82	$106,089,583	0.65% to 1.50%	33.72% to 34.85%	0.00%
2008	7,539,477	$6.97 to $7.35	$56,103,074	0.65% to 1.50%	-40.43% to -39.93%	0.00%
2007	4,876,212	$11.60 to $12.33	$60,800,582	0.65% to 1.50%	8.26% to 9.18%	0.00%
2006	2,227,333	$11.39 to $11.71	$25,607,310	0.90% to 1.50%	15.02% to 15.70%	0.00%
U.S. Equity Subaccount
2010	1,384,399	$8.17 to $9.60	$13,446,687	0.90% to 1.50%	10.80% to 11.46%	0.75%
2009	1,553,589	$8.67 to $8.96	$13,589,709	0.90% to 1.50%	14.85% to 15.53%	0.75%
2008	1,606,966	$7.55 to $7.76	$12,224,145	0.90% to 1.50%	-48.75% to -48.44%	1.00%
2007	1,555,201	$14.72 to $15.05	$23,041,125	0.90% to 1.50%	11.49% to 12.16%	0.37%
2006	1,539,865	$13.21 to $13.42	$20,427,150	0.90% to 1.50%	6.34% to 6.97%	0.34%
Balanced Subaccount
2010	983,488	$12.18 to $13.27	$13,214,377	0.90% to 1.50%	6.19% to 6.82%	2.11%
2009	1,001,326	$11.41 to $12.49	$12,636,157	0.90% to 1.50%	23.07% to 23.80%	2.59%
2008	870,839	$9.21 to $10.15	$8,900,711	0.90% to 1.50%	-28.02% to -27.59%	0.00%
2007	706,230	$12.72 to $14.10	$9,985,118	0.90% to 1.50%	10.63% to 11.29%	0.00%
2006	553,507	$11.43 to $12.75	$7,072,673	0.90% to 1.50%	11.46% to 12.12%	1.40%
Income Opportunity Subaccount
2010	700,242	$10.60 to $10.86	$7,696,485	0.90% to 1.50%	5.57% to 6.19%	0.00%
2009	514,922	$10.28 to $10.64	$5,355,941	0.90% to 1.50%	11.47% to 12.13%	0.00%
2008	477,359	$8.90 to $9.23	$4,449,399	0.90% to 1.50%	-21.99% to -21.53%	0.00%
2007	418,770	$11.34 to $11.83	$4,989,181	0.90% to 1.50%	6.72% to 7.35%	0.00%
2006	498,277	$10.57 to $11.08	$5,547,851	0.90% to 1.50%	2.62% to 3.23%	0.00%
Target VIP Subaccount
2010	2,370,283	$9.14 to $12.67	$21,181,558	0.90% to 1.60%	18.40% to 26.72%(b)	1.34%
2009	2,662,821	$7.22 to $7.53	$20,183,855	0.65% to 1.50%	13.07% to 14.02%	1.36%
2008	2,671,966	$6.66 to $6.79	$17,880,279	0.90% to 1.50%	-44.18% to -43.84%	1.30%
2007	1,890,034	$11.93 to $12.09	$22,631,483	0.90% to 1.50%	8.10% to 8.75%	1.06%
2006	943,340	$11.04 to $11.12	$10,435,547	0.90% to 1.50%	9.13% to 9.78%	0.02%
Target Equity/Income Subaccount
2010	2,809,041	$8.40 to $12.36	$24,374,819	0.65% to 1.70%	22.43% to 23.58%(b)	1.31%
2009	2,951,808	$6.86 to $7.09	$21,073,435	0.65% to 1.50%	10.67% to 11.61%	1.85%
2008	3,495,439	$6.15 to $6.41	$22,513,508	0.65% to 1.50%	-45.89% to -45.43%	1.82%
2007	3,182,790	$11.85 to $12.00	$37,831,526	0.90% to 1.50%	8.78% to 9.43%	1.65%
2006	1,863,354	$10.89 to $10.96	$20,331,281	0.90% to 1.50%	7.75% to 8.39%	0.93%
Bristol Growth Subaccount
2010	8,569,711	$9.63 to $12.10	$80,843,072	0.65% to 1.70%	12.07% to 20.96%(b)	0.65%
2009	296,643	$8.40 to $8.59	$2,501,509	0.65% to 1.50%	40.17% to 41.36%	0.00%
2008	150,630	$5.99 to $6.05	$905,039	0.90% to 1.50%	-41.46% to -41.11%	0.00%
2007	76,182	$10.24 to $10.28	$780,761	0.90% to 1.40%	2.44%(a) to 2.78%(b)	0.00%
Dow Target 10 Portfolios:
First Quarter Subaccount
2010	225,669	$10.21 to $10.96	$2,349,927	0.90% to 1.50%	16.62% to 17.31%	0.00%
2009	224,184	$8.75 to $9.34	$2,004,892	0.90% to 1.50%	14.38% to 15.06%	0.00%
2008	211,163	$7.65 to $8.12	$1,649,319	0.90% to 1.50%	-38.37% to -38.00%	0.00%
2007	226,259	$12.42 to $13.10	$2,854,915	0.90% to 1.50%	-0.89% to -0.30%	0.00%
2006	190,608	$12.53 to $13.13	$2,417,036	0.90% to 1.50%	26.96% to 27.72%	7.24%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
Second Quarter Subaccount
2010	214,801	$11.73 to $12.58	$2,597,454	0.90% to 1.50%	20.56% to 21.27%	0.00%
2009	239,776	$9.83 to $10.37	$2,400,898	0.90% to 1.40%	25.49% to 26.11%	0.00%
2008	240,854	$7.76 to $8.22	$1,909,877	0.90% to 1.50%	-47.12% to -46.81%	0.00%
2007	238,602	$14.68 to $15.46	$3,557,958	0.90% to 1.50%	3.51% to 4.13%	0.00%
2006	235,451	$14.18 to $14.85	$3,384,020	0.90% to 1.50%	27.73% to 28.48%	6.22%
Third Quarter Subaccount
2010	219,905	$9.01 to $9.64	$2,032,028	0.90% to 1.50%	19.53% to 20.24%	0.00%
2009	242,351	$7.54 to $8.02	$1,877,439	0.90% to 1.50%	8.20% to 8.85%	0.00%
2008	280,868	$6.96 to $7.37	$2,016,684	0.90% to 1.50%	-41.43% to -41.08%	0.00%
2007	345,043	$11.89 to $12.51	$4,222,167	0.90% to 1.50%	3.96% to 4.58%	0.00%
2006	337,517	$11.44 to $11.96	$3,965,179	0.90% to 1.50%	26.07% to 26.82%	6.26%
Fourth Quarter Subaccount
2010	223,965	$11.29 to $12.07	$2,571,983	0.90% to 1.50%	18.93% to 19.64%	0.00%
2009	212,432	$9.49 to $11.75	$2,052,909	0.90% to 1.50%	13.20% to 13.88%	0.00%
2008	251,913	$8.39 to $10.32	$2,161,051	0.90% to 1.50%	-35.97% to -35.58%	0.00%
2007	380,481	$13.10 to $16.02	$5,057,482	0.90% to 1.50%	2.02% to 2.63%	0.00%
2006	215,573	$12.84 to $15.61	$2,813,836	0.90% to 1.50%	25.53% to 26.28%	6.52%
Dow Target 5 Portfolios:
First Quarter Subaccount
2010	73,634	$10.55 to $11.26	$764,385	0.90% to 1.50%	10.49% to 11.14%	0.00%
2009	78,675	$9.65 to $10.13	$757,587	0.90% to 1.40%	18.10% to 18.68%	0.00%
2008	128,259	$8.09 to $8.54	$1,050,706	0.90% to 1.50%	-49.18% to -48.87%	0.00%
2007	68,621	$16.05 to $16.70	$1,103,949	0.90% to 1.40%	1.48% to 1.99%	0.00%
2006	59,482	$15.82 to $16.37	$941,175	0.90% to 1.40%	38.89% to 39.58%	5.06%
Second Quarter Subaccount
2010	62,237	$11.56 to $12.32	$700,161	0.90% to 1.50%	12.89% to 13.56%	0.00%
2009	67,367	$10.34 to $10.85	$693,741	0.90% to 1.40%	19.36% to 19.95%	0.00%
2008	75,955	$8.67 to $9.05	$660,021	0.90% to 1.40%	-49.96% to -49.71%	0.00%
2007	87,534	$17.32 to $17.99	$1,519,564	0.90% to 1.40%	3.40% to 3.91%	0.00%
2006	52,706	$16.75 to $17.31	$882,993	0.90% to 1.40%	35.97% to 36.64%	5.35%
Third Quarter Subaccount
2010	82,341	$6.61 to $6.97	$545,562	0.90% to 1.40%	20.58% to 21.18%	0.00%
2009	92,207	$5.49 to $5.75	$508,712	0.90% to 1.40%	-13.35% to -12.92%	0.00%
2008	95,709	$6.28 to $6.60	$608,006	0.90% to 1.50%	-52.76% to -52.47%	0.00%
2007	99,078	$13.39 to $13.89	$1,334,956	0.90% to 1.40%	7.38% to 7.92%	0.00%
2006	82,809	$12.39 to $12.87	$1,034,842	0.90% to 1.50%	34.36% to 35.16%	6.01%
Fourth Quarter Subaccount
2010	73,309	$8.92 to $9.53	$658,810	0.90% to 1.50%	12.02% to 12.69%	0.00%
2009	89,821	$7.96 to $8.46	$729,687	0.90% to 1.50%	4.37% to 4.99%	0.00%
2008	131,447	$7.63 to $10.90	$1,021,414	0.90% to 1.50%	-42.11% to -41.77%	0.00%
2007	131,051	$13.18 to $18.72	$1,752,032	0.90% to 1.50%	5.38% to 6.01%	0.00%
2006	90,448	$12.60 to $17.66	$1,148,092	0.90% to 1.40%	7.46%(a) to 37.10%	6.94%
Fidelity Variable Insurance Products Fund — Initial Class:
VIP Growth Subaccount
2010	59,281	$17.20	$1,019,496	1.30%	22.58%	0.27%
2009	73,851	$14.03	$1,036,099	1.30%	26.64%	0.44%
2008	81,039	$11.08	$897,770	1.30%	-47.85%	0.74%
2007	102,968	$21.24	$2,187,320	1.30%	25.33%	0.89%
2006	144,498	$16.95	$2,449,223	1.30%	5.48%	0.43%
VIP Equity-Income Subaccount
2010	46,128	$17.34	$799,705	1.30%	13.67%	1.80%
2009	52,739	$15.25	$804,351	1.30%	28.54%	2.24%
2008	60,017	$11.87	$712,129	1.30%	-43.39%	2.16%
2007	95,735	$20.96	$2,006,738	1.30%	0.22%	1.56%
2006	135,318	$20.92	$2,830,217	1.30%	18.66%	3.35%
VIP High Income Subaccount
2010	7,554	$14.58	$110,109	1.30%	12.36%	6.60%
2009	10,134	$12.97	$131,471	1.30%	42.11%	8.18%
2008	10,946	$9.13	$99,929	1.30%	-25.95%	7.02%
2007	17,402	$12.33	$214,535	1.30%	1.46%	5.74%
2006	43,142	$12.15	$524,209	1.30%	9.81%	6.28%
Janus Aspen Series — Institutional Shares:
Janus Subaccount
2010	538,689	$8.65 to $11.39	$5,873,209	0.90% to 1.50%	12.83% to 13.50%	1.09%
2009	649,397	$7.62 to $10.09	$6,245,330	0.90% to 1.50%	34.34% to 35.13%	0.54%
2008	707,789	$5.64 to $7.51	$5,072,090	0.90% to 1.50%	-40.61% to -40.26%	0.73%
2007	870,912	$9.44 to $12.65	$10,511,235	0.90% to 1.50%	13.38% to 14.06%	0.68%
2006	1,174,342	$8.28 to $11.16	$12,543,219	0.90% to 1.50%	9.74% to 10.39%	0.47%
Overseas Subaccount
2010	143,165	$31.17 to $33.60	$4,580,355	0.90% to 1.50%	23.46% to 24.19%	0.69%
2009	169,611	$25.24 to $27.05	$4,390,361	0.90% to 1.50%	76.90% to 77.96%	0.57%
2008	196,434	$14.27 to $15.20	$2,861,610	0.90% to 1.50%	-52.82% to -52.54%	1.15%
2007	275,304	$30.25 to $32.03	$8,496,729	0.90% to 1.50%	26.41% to 27.17%	0.62%
2006	319,247	$23.93 to $25.19	$7,779,978	0.90% to 1.50%	44.86% to 45.71%	1.96%
Worldwide Subaccount
2010	294,508	$9.19 to $11.07	$3,131,540	0.90% to 1.50%	14.12% to 14.80%	0.60%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
2009	344,224	$8.00 to $9.70	$3,197,816	0.90% to 1.50%	35.66% to 36.47%	1.42%
2008	390,947	$5.86 to $7.15	$2,659,019	0.90% to 1.50%	-45.48% to -45.16%	1.14%
2007	520,259	$10.69 to $13.11	$6,496,780	0.90% to 1.50%	8.00% to 8.64%	0.71%
2006	688,367	$9.84 to $12.14	$8,000,158	0.90% to 1.50%	16.46% to 17.15%	1.69%
Balanced Subaccount
2010	484,760	$16.36 to $20.16	$9,228,479	0.90% to 1.50%	6.78% to 7.42%	2.72%
2009	615,151	$15.23 to $18.88	$10,952,376	0.90% to 1.50%	24.03% to 24.76%	2.99%
2008	681,272	$12.20 to $15.22	$9,799,619	0.90% to 1.50%	-17.09% to -16.59%	2.54%
2007	907,970	$14.63 to $18.36	$15,772,195	0.90% to 1.50%	8.89% to 9.54%	2.42%
2006	1,199,353	$13.36 to $16.86	$19,216,463	0.90% to 1.50%	9.09% to 9.73%	2.01%
Legg Mason Partners Variable Equity Trust — Class I (note 4):
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
2010	886,934	$9.93 to $12.62	$15,850,795	0.65% to 1.60%	15.85% to 26.17%(b)	1.75%
2009	909,513	$8.57 to $15.33	$14,165,068	0.65% to 1.50%	27.45% to 28.52%	1.41%
2008	919,735	$6.67 to $12.03	$11,249,491	0.65% to 1.50%	-37.52% to -36.99%	1.75%
2007	933,351	$11.98 to $19.25	$18,205,100	0.90% to 1.50%	-5.00%(a) to -4.62%(b)	1.82%
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
2010	405,445	$11.55 to $12.45	$4,778,537	0.90% to 1.50%	10.60% to 11.26%	4.32%
2009	362,614	$10.44 to $11.19	$3,851,749	0.90% to 1.50%	21.09% to 21.81%	3.32%
2008	394,239	$8.62 to $9.19	$3,452,542	0.90% to 1.50%	-35.98% to -35.60%	0.96%
2007	494,823	$13.47 to $14.26	$6,752,397	0.90% to 1.50%	0.12%(a) to 0.53%(b)	1.99%
Legg Mason ClearBridge Variable Large Cap Value Subaccount
2010	798,771	$9.28 to $11.78	$11,122,994	0.65% to 1.60%	8.76% to 17.76%(b)	3.04%
2009	726,884	$8.53 to $12.50	$9,350,784	0.65% to 1.50%	22.66% to 23.70%	1.99%
2008	610,206	$10.19 to $10.86	$6,385,044	0.90% to 1.50%	-36.58% to -36.20%	1.48%
2007	498,088	$16.07 to $17.01	$8,126,260	0.90% to 1.50%	2.36% to 2.97%	1.34%
2006	440,848	$15.70 to $16.52	$7,011,108	0.90% to 1.50%	16.52% to 17.21%	1.71%
All Cap Subaccount
2006	852,823	$19.31 to $20.32	$16,666,158	0.90% to 1.50%	16.37% to 17.06%	1.40%
Total Return Subaccount
2006	524,920	$13.07 to $13.76	$6,938,510	0.90% to 1.50%	10.90% to 11.56%	2.02%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2010	276,192	$17.40 to $18.50	$5,181,416	0.90% to 1.50%	21.93% to 22.65%	0.76%
2009	331,903	$15.18 to $16.26	$5,088,754	0.90% to 1.50%	45.55% to 46.42%	0.00%
2008	420,631	$9.69 to $10.43	$4,430,549	0.90% to 1.50%	-40.99% to -40.63%	1.84%
2007	602,019	$16.32 to $17.67	$10,727,297	0.90% to 1.50%	5.04% to 5.67%	0.55%
2006	950,101	$15.44 to $16.82	$16,065,607	0.90% to 1.50%	10.56% to 11.22%	0.00%
Small Cap Value Subaccount
2010	24,322	$14.82 to $18.11	$367,407	0.90% to 1.50%	15.52% to 16.21%	1.28%
2009	43,418	$12.83 to $15.59	$565,691	0.90% to 1.50%	57.81% to 58.75%	1.23%
2008	49,584	$8.13 to $9.82	$409,550	0.90% to 1.50%	-45.37% to -45.05%	0.00%
2007	61,522	$14.88 to $17.87	$933,476	0.90% to 1.50%	-2.19% to -1.61%	0.02%
2006	92,373	$15.21 to $18.16	$1,448,796	0.90% to 1.50%	14.02% to 14.69%	0.00%
Discovery Subaccount
2010	345,787	$11.21 to $17.52	$5,931,622	0.90% to 1.50%	33.54% to 34.33%	0.00%
2009	417,772	$8.35 to $13.12	$5,364,791	0.90% to 1.50%	38.23% to 39.05%	0.00%
2008	485,603	$6.00 to $9.49	$4,503,162	0.90% to 1.50%	-45.18% to -44.86%	0.00%
2007	658,290	$10.88 to $17.31	$11,145,706	0.90% to 1.50%	20.51% to 21.23%	0.00%
2006	1,131,665	$8.98 to $14.36	$15,571,821	0.90% to 1.50%	12.95% to 13.62%	0.00%
The Universal Institutional Funds, Inc. — Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2010	99,664	$14.70 to $15.85	$1,491,833	0.90% to 1.50%	5.56% to 6.19%	6.66%
2009	120,799	$13.93 to $14.93	$1,711,761	0.90% to 1.50%	8.02% to 8.67%	5.83%
2008	268,954	$12.89 to $13.74	$3,521,333	0.90% to 1.50%	-11.54% to -11.01%	4.79%
2007	233,638	$14.58 to $15.44	$3,451,757	0.90% to 1.50%	3.89% to 4.51%	3.44%
2006	199,912	$14.03 to $14.77	$2,839,097	0.90% to 1.50%	2.20% to 2.81%	3.94%
U.S. Real Estate Subaccount
2010	149,488	$27.00 to $33.73	$4,313,270	0.90% to 1.50%	28.04% to 28.80%	2.34%
2009	222,432	$21.09 to $26.19	$4,944,595	0.90% to 1.50%	26.46% to 27.21%	3.33%
2008	291,059	$16.68 to $20.59	$5,111,316	0.90% to 1.50%	-38.82% to -38.45%	3.35%
2007	417,852	$27.26 to $33.45	$11,948,338	0.90% to 1.50%	-18.30% to -17.81%	1.10%
2006	564,169	$33.37 to $40.70	$19,765,642	0.90% to 1.50%	36.01% to 36.82%	1.09%
Value Subaccount (note 4)
2009	2,603	$11.60 to $12.29	$31,695	0.90% to 1.40%	29.19% to 29.83%	3.32%
2008	2,761	$8.98 to $9.47	$25,851	0.90% to 1.40%	-36.74% to -36.43%	4.08%
2007	15,599	$14.19 to $14.89	$223,519	0.90% to 1.40%	-4.41% to -3.94%	1.68%
2006	50,693	$14.72 to $15.50	$755,564	0.90% to 1.50%	15.17% to 15.85%	1.73%
Emerging Markets Debt Subaccount
2010	345	$22.33	$7,693	1.40%	8.23%	4.09%
2009	345	$20.63	$7,114	1.40%	28.41%	7.98%
2008	345	$16.07	$5,546	1.40%	-16.15%	8.43%
2007	3,141	$19.16	$60,189	1.40%	5.05%	7.46%
2006	7,879	$18.24	$143,708	1.40%	9.28%	8.29%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. Value Series I Subaccount

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
2010	2,598	$13.24 to $14.10	$36,259	0.90% to 1.40%	16.33%(a) to 16.67%(b)	0.00%
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Large Cap Value Subaccount
2010	35,146,033	$8.89 to $9.83	$353,492,979	0.65% to 1.50%	9.55% to 10.48%	0.84%
2009	35,556,713	$8.04 to $8.97	$326,213,732	0.65% to 1.50%	16.57% to 17.55%	1.97%
2008	29,972,161	$6.84 to $7.70	$235,449,956	0.65% to 1.50%	-35.49% to -34.95%	2.15%
2007	24,390,981	$10.52 to $11.93	$296,578,957	0.65% to 1.50%	-0.01% to 0.83%	2.42%
2006	11,720,274	$11.94 to $14.23	$142,316,814	0.90% to 1.50%	20.82% to 21.54%	2.28%
Structured U.S. Equity Subaccount
2010	3,101,134	$9.33 to $9.97	$31,646,871	0.90% to 1.50%	11.18% to 11.84%	1.46%
2009	3,550,196	$8.97 to $9.61	$32,513,515	0.90% to 1.50%	19.35% to 20.06%	2.03%
2008	4,075,127	$6.95 to $7.51	$31,179,915	0.90% to 1.50%	-37.94% to -37.56%	1.52%
2007	4,546,088	$11.13 to $12.11	$55,958,844	0.90% to 1.50%	-3.09% to -2.51%	0.97%
2006	5,146,605	$11.42 to $12.49	$65,320,990	0.90% to 1.50%	11.23% to 11.89%	1.21%
Strategic Growth Subaccount
2010	994,729	$9.55 to $11.21	$11,317,219	0.90% to 1.50%	9.10% to 9.75%	0.41%
2009	1,171,449	$8.70 to $10.28	$12,196,995	0.90% to 1.50%	45.56% to 46.43%	0.49%
2008	1,230,152	$5.94 to $7.06	$8,800,401	0.90% to 1.50%	-42.62% to -42.28%	0.12%
2007	1,244,487	$10.30 to $12.30	$15,488,912	0.90% to 1.50%	8.49% to 9.14%	0.18%
2006	1,325,319	$9.44 to $11.34	$15,175,871	0.90% to 1.50%	6.96% to 7.59%	0.13%
Lazard Retirement Series, Inc. — Service Shares:
Emerging Markets Equity Subaccount
2010	10,140,440	$12.46 to $15.16	$347,415,232	0.65% to 1.70%	21.90% to 24.57%(b)	1.30%
2009	8,888,289	$12.44 to $28.20	$254,372,049	0.65% to 1.50%	67.34% to 68.75%	3.27%
2008	6,934,099	$7.37 to $16.85	$118,990,188	0.65% to 1.50%	-49.48% to -49.06%	2.62%
2007	4,950,816	$14.47 to $33.37	$168,357,827	0.65% to 1.50%	31.32% to 32.44%	1.47%
2006	2,790,680	$25.41 to $28.88	$72,334,286	0.90% to 1.50%	28.03% to 28.79%	0.49%
U.S. Small-Mid Cap Equity Subaccount
2010	6,131,757	$11.43 to $12.49	$122,506,532	0.65% to 1.70%	22.92% to 24.86%(b)	0.29%
2009	7,327,499	$9.30 to $16.19	$121,029,406	0.65% to 1.50%	50.43% to 51.70%	0.00%
2008	1,821,966	$10.77 to $12.90	$20,011,200	0.90% to 1.50%	-37.42% to -37.04%	0.00%
2007	1,867,226	$17.20 to $20.48	$32,787,921	0.90% to 1.50%	-8.58% to -8.03%	0.00%
2006	2,001,144	$18.82 to $22.27	$38,433,125	0.90% to 1.50%	14.36% to 15.04%	0.00%
U.S. Strategic Equity Subaccount
2010	298,629	$10.57 to $12.19	$3,183,431	0.90% to 1.60%	11.84% to 21.92%(b)	0.73%
2009	275,609	$9.52 to $9.79	$2,639,925	0.90% to 1.50%	24.97% to 25.71%	1.12%
2008	184,066	$7.65 to $7.79	$1,408,740	0.90% to 1.40%	-36.18% to -35.86%	1.16%
2007	107,537	$11.98 to $12.14	$1,289,466	0.90% to 1.40%	-2.33% to -1.84%	1.48%
2006	39,223	$12.27 to $12.37	$481,250	0.90% to 1.40%	15.87% to 16.44%	0.84%
International Equity Subaccount
2010	36,678,287	$9.27 to $12.05	$434,888,063	0.65% to 1.70%	6.03% to 20.51%(b)	1.50%
2009	28,025,757	$8.74 to $11.17	$315,693,150	0.65% to 1.50%	19.66% to 20.67%	3.06%
2008	17,427,391	$7.25 to $9.33	$163,771,993	0.65% to 1.50%	-37.95% to -37.42%	1.88%
2007	7,793,330	$11.58 to $15.04	$117,792,202	0.65% to 1.50%	9.14% to 10.07%	4.89%
2006	747,497	$12.67 to $13.78	$10,318,407	0.90% to 1.50%	20.72% to 21.44%	1.12%
The Prudential Series Fund, Inc. — Class II:
Jennison 20/20 Focus Subaccount
2010	29,042,935	$11.50 to $12.21	$436,199,017	0.65% to 1.70%	6.67% to 22.12%(b)	0.00%
2009	17,117,109	$10.78 to $13.95	$243,606,636	0.65% to 1.50%	55.08% to 56.38%	0.00%
2008	14,250,178	$6.89 to $9.00	$130,532,919	0.65% to 1.50%	-40.30% to -39.79%	0.00%
2007	7,180,690	$11.45 to $15.07	$109,991,335	0.65% to 1.50%	8.48% to 9.40%	0.19%
2006	2,718,252	$13.89 to $19.16	$38,365,317	0.90% to 1.50%	11.94% to 12.60%	0.00%
Jennison Subaccount
2010	1,809,973	$11.12 to $12.24	$13,983,292	0.65% to 1.60%	10.73% to 22.45%(b)	0.02%
2009	1,727,780	$6.81 to $10.04	$12,112,509	0.65% to 1.50%	40.48% to 41.66%	0.28%
2008	1,256,315	$4.85 to $7.09	$6,223,488	0.65% to 1.50%	-38.48% to -37.96%	0.07%
2007	1,433,204	$7.89 to $16.54	$11,486,264	0.90% to 1.50%	9.90% to 10.55%	0.00%
2006	1,299,121	$7.18 to $14.96	$9,474,441	0.90% to 1.50%	-0.13% to 0.46%	0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008	429,475	$6.61 to $7.00	$2,885,894	0.90% to 1.50%	-36.29% to -35.91%	2.78%
2007	498,908	$10.38 to $10.92	$5,252,956	0.90% to 1.50%	0.39% to 0.99%	2.34%
2006	735,452	$10.34 to $10.81	$7,699,544	0.90% to 1.50%	9.36% to 10.01%	2.47%
Old Mutual Insurance Series Fund:
Technology & Communications
2007	661,678	$2.50 to $2.62	$1,674,557	0.90% to 1.50%	31.35% to 32.14%	0.00%
2006	1,195,252	$1.90 to $1.98	$2,299,991	0.90% to 1.50%	3.16% to 3.77%	0.00%
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2010	12,155,036	$12.47 to $12.64	$291,946,014	0.65% to 1.70%	24.71%(a) to 27.74%	0.13%
2009	11,484,715	$9.89 to $18.82	$218,734,330	0.65% to 1.50%	37.69% to 38.85%	0.48%
2008	10,147,808	$7.12 to $13.67	$140,468,152	0.65% to 1.50%	-40.50% to -40.00%	0.24%
2007	9,428,743	$11.87 to $22.97	$219,198,737	0.65% to 1.50%	13.62% to 14.59%	0.50%
2006	8,191,215	$20.22 to $21.03	$167,406,573	0.90% to 1.50%	10.75% to 11.40%	0.16%
VIP Contrafund Subaccount
2010	29,401,005	$10.73 to $12.32	$384,776,381	0.65% to 1.70%	16.17% to 23.22%(b)	1.05%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
2009	28,853,925	$9.23 to $11.15	$327,437,555	0.65% to 1.50%	33.47% to 34.59%	1.25%
2008	24,956,365	$6.86 to $8.35	$211,915,180	0.65% to 1.50%	-43.54% to -43.06%	0.89%
2007	19,945,934	$12.05 to $14.79	$299,281,287	0.65% to 1.50%	15.56% to 16.54%	0.90%
2006	13,241,862	$12.80 to $13.32	$171,581,825	0.90% to 1.50%	9.79% to 10.44%	1.07%
VIP Growth Subaccount
2010	4,421,625	$10.43 to $12.83	$30,630,083	0.65% to 1.60%	23.06% to 28.32%(b)	0.03%
2009	4,640,543	$5.55 to $8.48	$26,182,589	0.65% to 1.50%	26.07% to 27.14%	0.20%
2008	4,769,142	$4.40 to $4.64	$21,279,725	0.90% to 1.50%	-48.09% to -47.78%	0.61%
2007	4,224,703	$8.48 to $8.88	$36,238,590	0.90% to 1.50%	24.78% to 25.52%	0.36%
2006	3,472,525	$6.80 to $7.07	$23,836,997	0.90% to 1.50%	5.00% to 5.62%	0.16%
VIP Equity-Income Subaccount
2010	10,860,116	$8.81 to $12.17	$129,281,598	0.65% to 1.60%	14.18% to 21.71%(b)	1.67%
2009	10,879,255	$7.72 to $10.47	$114,699,424	0.65% to 1.50%	27.96% to 29.05%	2.06%
2008	11,417,909	$5.98 to $8.18	$94,316,996	0.65% to 1.50%	-43.66% to -43.18%	2.43%
2007	10,578,270	$10.53 to $14.52	$154,651,925	0.65% to 1.50%	-0.23% to 0.61%	1.90%
2006	5,258,758	$14.55 to $15.30	$76,883,550	0.90% to 1.50%	18.16% to 18.86%	3.74%
VIP Real Estate Subaccount
2010	10,136,960	$9.37 to $12.05	$93,664,032	0.65% to 1.70%	20.55%(a) to 29.25%	2.11%
2009	979,626	$7.15 to $7.25	$7,021,406	0.65% to 1.50%	35.37% to 36.51%	3.10%
2008	219,437	$5.28 to $5.30	$1,160,375	0.90% to 1.50%	-47.19%(a) to -46.98%(b)	10.43%
Janus Aspen Series — Service Shares:
Janus Subaccount
2010	3,983,756	$6.50 to $6.93	$26,388,380	0.90% to 1.50%	12.57% to 13.24%	0.37%
2009	4,084,057	$5.77 to $6.12	$23,970,684	0.90% to 1.50%	34.00% to 34.80%	0.39%
2008	3,539,532	$4.31 to $4.54	$15,485,874	0.90% to 1.50%	-40.76% to -40.41%	0.60%
2007	2,854,509	$7.27 to $7.61	$21,016,655	0.90% to 1.50%	13.09% to 13.77%	0.57%
2006	3,087,240	$6.43 to $6.69	$20,046,086	0.90% to 1.50%	9.49% to 10.14%	0.28%
Worldwide Subaccount
2010	3,316,104	$9.88 to $12.02	$20,808,627	0.65% to 1.60%	14.77% to 20.24%(b)	0.49%
2009	3,289,126	$5.35 to $8.60	$17,929,431	0.65% to 1.50%	35.37% to 36.52%	1.35%
2008	2,424,258	$3.95 to $4.16	$9,753,792	0.90% to 1.50%	-45.63% to -45.30%	1.03%
2007	2,392,107	$7.27 to $11.49	$17,616,814	0.65% to 1.50%	7.74% to 8.65%	0.56%
2006	2,339,206	$6.75 to $7.02	$15,956,962	0.90% to 1.50%	16.20% to 16.89%	1.63%
Balanced Subaccount
2010	8,127,206	$11.05 to $12.49	$113,189,957	0.65% to 1.60%	7.42% to 10.49%(b)	2.66%
2009	7,095,139	$11.62 to $12.83	$92,682,955	0.65% to 1.50%	23.73% to 24.77%	2.91%
2008	5,149,346	$10.37 to $10.92	$54,207,444	0.90% to 1.50%	-17.30% to -16.81%	2.44%
2007	5,140,481	$12.54 to $13.12	$65,212,598	0.90% to 1.50%	8.65% to 9.30%	2.27%
2006	5,266,714	$11.54 to $12.01	$61,361,794	0.90% to 1.50%	8.79% to 9.43%	1.92%
Overseas Subaccount
2010	21,396,533	$12.59 to $14.52	$357,539,519	0.65% to 1.70%	24.21% to 25.94%(b)	0.55%
2009	21,409,601	$11.69 to $13.24	$290,151,489	0.65% to 1.50%	76.43% to 77.91%	0.41%
2008	21,523,694	$6.57 to $7.50	$165,130,361	0.65% to 1.50%	-52.94% to -52.54%	1.12%
2007	17,545,578	$13.84 to $15.95	$286,132,917	0.65% to 1.50%	26.12% to 27.19%	0.50%
2006	8,553,817	$12.64 to $30.42	$110,878,273	0.90% to 1.50%	44.47% to 45.33%	2.05%
J.P. Morgan Series Trust II (note 4):
Small Company Subaccount
2008	1,295,512	$8.73 to $10.86	$11,552,213	0.90% to 1.50%	-33.00% to -32.59%	0.19%
2007	1,508,468	$13.03 to $16.11	$20,040,625	0.90% to 1.50%	-7.07% to -6.52%	0.01%
2006	1,624,175	$14.03 to $17.24	$23,197,285	0.90% to 1.50%	13.31% to 13.98%	0.00%
Mid Cap Value Subaccount
2008	7,942,270	$13.63 to $14.23	$109,693,875	0.90% to 1.50%	-34.20% to -33.81%	1.11%
2007	8,411,964	$20.72 to $21.49	$176,171,824	0.90% to 1.50%	0.93% to 1.53%	0.86%
2006	7,073,341	$20.53 to $21.17	$146,560,498	0.90% to 1.50%	15.12% to 15.80%	0.56%
J.P. Morgan Insurance Trust — Class I (note 4):
Small Cap Core Subaccount
2010	1,170,526	$13.21 to $16.62	$15,861,564	0.90% to 1.50%	25.25% to 25.99%	0.00%
2009	1,307,460	$10.55 to $13.19	$14,111,303	0.90% to 1.50%	29.20%(a) to 29.72%(b)	0.35%
Mid Cap Value Subaccount
2010	6,903,588	$12.17 to $21.84	$145,170,835	0.90% to 1.70%	21.70%(a) to 22.35%	1.18%
2009	7,738,677	$17.01 to $17.85	$133,585,795	0.90% to 1.50%	28.82%(a) to 29.34%(b)	0.00%
AllianceBernstein Variable Product Series Fund, Inc. — Class B:
Global Bond Subaccount
2007	20,287	$13.08 to $13.64	$269,060	0.90% to 1.40%	8.62% to 9.16%	2.88%
2006	27,705	$12.04 to $12.50	$336,653	0.90% to 1.40%	3.20% to 3.71%	1.36%
Growth & Income Subaccount
2010	13,562	$10.13	$137,445	1.40%	11.24%	0.00%
2009	21,914	$9.11	$199,648	1.40%	18.69%	3.60%
2008	24,055	$7.68	$184,649	1.40%	-41.52%	2.07%
2007	60,262	$13.02 to $13.69	$792,280	0.90% to 1.50%	3.30% to 3.92%	1.18%
2006	106,351	$12.60 to $13.17	$1,351,521	0.90% to 1.50%	15.26% to 15.94%	1.17%
Small Cap Growth Subaccount
2010	1,666	$16.24	$27,051	1.40%	34.71%	0.00%
2009	1,667	$12.05	$20,098	1.40%	39.33%	0.00%
2008	1,670	$8.65	$14,444	1.40%	-46.38%	0.00%
2007	7,416	$16.13	$119,657	1.40%	12.12%	0.00%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
2006	10,774	$14.39 to $14.93	$155,655	0.90% to 1.40%	8.98% to 9.52%	0.00%
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2010	995,905	$15.85 to $16.74	$16,068,933	0.90% to 1.50%	33.93% to 34.73%	0.00%
2009	827,778	$11.84 to $12.42	$9,990,069	0.90% to 1.50%	60.51% to 61.47%	0.00%
2008	405,764	$7.37 to $7.69	$3,038,533	0.90% to 1.50%	-40.42% to -40.06%	0.00%
2007	338,271	$12.38 to $12.84	$4,230,810	0.90% to 1.50%	0.73% to 1.33%	0.00%
2006	242,559	$12.29 to $12.67	$3,031,563	0.90% to 1.50%	11.27% to 11.93%	0.00%
Investors Growth Stock Subaccount
2010	677,749	$11.66 to $12.07	$7,619,176	0.90% to 1.60%	11.15% to 20.75%(b)	0.29%
2009	721,039	$9.99 to $10.49	$7,325,623	0.90% to 1.50%	37.04% to 37.85%	0.39%
2008	554,395	$7.29 to $7.61	$4,105,697	0.90% to 1.50%	-37.92% to -37.54%	0.28%
2007	469,454	$11.74 to $12.18	$5,572,534	0.90% to 1.50%	9.38% to 10.03%	0.09%
2006	445,801	$10.74 to $11.07	$4,826,384	0.90% to 1.50%	5.72% to 6.35%	0.00%
Mid Cap Growth Subaccount
2010	2,646,417	$8.73 to $9.90	$23,577,965	0.65% to 1.50%	27.30% to 28.37%	0.00%
2009	2,864,639	$6.86 to $7.71	$19,969,505	0.65% to 1.50%	39.16% to 40.34%	0.00%
2008	2,932,900	$4.93 to $5.50	$14,641,258	0.65% to 1.50%	-52.31% to -51.91%	0.00%
2007	2,684,663	$10.33 to $11.43	$28,055,529	0.65% to 1.50%	7.88% to 8.80%	0.00%
2006	1,318,511	$9.58 to $9.88	$12,752,239	0.90% to 1.50%	0.79% to 1.39%	0.00%
Total Return Subaccount
2010	4,588,367	$10.46 to $11.11	$60,833,173	0.65% to 1.70%	8.92% to 11.12%(b)	2.61%
2009	4,909,856	$9.60 to $12.07	$60,202,530	0.65% to 1.50%	15.98% to 16.96%	3.35%
2008	4,940,387	$8.21 to $10.41	$52,117,864	0.65% to 1.50%	-23.47% to -22.82%	2.90%
2007	5,720,719	$13.60 to $14.11	$78,705,597	0.90% to 1.50%	2.39% to 3.00%	2.31%
2006	5,475,089	$13.29 to $13.70	$73,422,943	0.90% to 1.50%	9.98% to 10.63%	2.17%
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2010	34,133,472	$10.14 to $12.68	$523,839,472	0.65% to 1.70%	1.45%(a) to 7.41%	1.42%
2009	24,728,496	$11.80 to $14.25	$357,353,103	0.65% to 1.50%	16.61% to 17.60%	3.06%
2008	16,710,368	$10.04 to $12.22	$206,825,372	0.65% to 1.50%	-8.41% to -7.64%	3.51%
2007	15,714,685	$10.87 to $13.35	$211,973,515	0.65% to 1.50%	9.02% to 9.95%	4.67%
2006	15,376,836	$12.24 to $12.57	$189,818,758	0.90% to 1.50%	-0.77% to -0.18%	4.27%
Total Return Subaccount
2010	93,230,133	$10.17 to $13.71	$1,434,640,762	0.65% to 1.70%	1.72%(a) to 7.41%	2.43%
2009	72,649,542	$12.76 to $14.30	$1,052,814,518	0.65% to 1.50%	12.36% to 13.31%	5.02%
2008	36,170,311	$11.26 to $12.73	$465,684,252	0.65% to 1.50%	3.26% to 4.13%	4.45%
2007	30,283,325	$10.82 to $12.33	$377,030,784	0.65% to 1.50%	7.15% to 8.06%	4.82%
2006	11,943,468	$11.50 to $11.81	$138,363,549	0.90% to 1.50%	2.32% to 2.93%	4.49%
Global Bond Subaccount
2010	12,463,732	$10.83 to $13.87	$209,234,170	0.65% to 1.70%	8.26%(a) to 10.94%	2.71%
2009	17,543,781	$12.50 to $15.12	$268,855,561	0.65% to 1.50%	15.11% to 16.08%	3.11%
2008	7,688,924	$10.77 to $13.14	$102,224,882	0.65% to 1.50%	-2.31% to -1.48%	3.42%
2007	2,328,533	$10.93 to $13.45	$31,649,114	0.65% to 1.50%	8.12% to 9.03%	3.30%
2006	1,503,795	$12.44 to $12.77	$18,875,942	0.90% to 1.50%	3.11% to 3.72%	3.32%
CommodityRealReturn Strategy Subaccount
2010	11,799,398	$10.89 to $13.28	$126,952,301	0.65% to 1.70%	23.72% to 32.84%(b)	15.77%
2009	9,591,976	$8.71 to $8.80	$83,757,927	0.65% to 1.50%	39.44% to 40.62%	9.05%
2008	226,935	$6.25 to $6.25	$1,417,713	0.90% to 1.40%	-37.54%(a) to -37.46%(b)	10.64%
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
2010	29,665	$8.41 to $8.74	$258,084	0.90% to 1.40%	15.65% to 16.22%	0.05%
2009	35,022	$7.27 to $7.52	$262,954	0.90% to 1.40%	32.41% to 33.06%	0.41%
2008	40,054	$5.49 to $5.65	$226,279	0.90% to 1.40%	-36.68% to -36.37%	0.00%
2007	41,236	$8.67 to $8.88	$367,097	0.90% to 1.40%	8.46% to 9.00%	0.00%
2006	51,046	$8.14 to $8.36	$419,295	0.90% to 1.30%	8.65% to 9.08%	0.00%
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2010	1,536,716	$12.13 to $14.75	$21,973,886	0.90% to 1.70%	14.02% to 21.29%(b)	1.82%
2009	1,382,187	$12.43 to $12.94	$17,397,245	0.90% to 1.50%	20.42% to 21.14%	1.96%
2008	835,769	$10.33 to $10.68	$8,697,798	0.90% to 1.50%	-30.76% to -30.35%	1.65%
2007	710,145	$14.91 to $15.33	$10,662,767	0.90% to 1.50%	5.26% to 5.89%	1.27%
2006	630,474	$14.17 to $14.48	$8,981,253	0.90% to 1.50%	14.49% to 15.17%	1.27%
Royce Capital Fund — Investment Class:
Small-Cap Subaccount
2010	12,223,754	$11.89 to $11.93	$279,977,830	0.65% to 1.70%	18.95%(a) to 19.74%	0.13%
2009	10,295,119	$9.96 to $19.26	$199,836,872	0.65% to 1.50%	33.20% to 34.33%	0.00%
2008	7,690,095	$7.42 to $14.46	$112,352,190	0.65% to 1.50%	-28.26% to -27.65%	0.68%
2007	6,503,959	$10.25 to $20.16	$132,205,057	0.65% to 1.50%	-3.59% to -2.77%	0.06%
2006	4,444,365	$20.91 to $21.37	$93,550,162	0.90% to 1.50%	13.86% to 14.54%	0.07%
Micro-Cap Subaccount
2010	5,728,780	$12.63 to $13.04	$141,166,720	0.65% to 1.70%	29.12% to 30.36%(b)	2.01%
2009	5,560,538	$9.78 to $19.24	$107,679,861	0.65% to 1.50%	55.71% to 57.02%	0.00%
2008	4,721,918	$6.23 to $12.36	$58,869,696	0.65% to 1.50%	-44.11% to -43.64%	2.81%
2007	4,182,119	$11.05 to $22.11	$93,186,697	0.65% to 1.50%	2.43% to 3.30%	1.69%
2006	2,899,163	$21.59 to $22.06	$62,951,957	0.90% to 1.50%	19.29% to 19.99%	0.23%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2010	1,790,005	$10.14 to $10.77	$23,162,057	0.65% to 1.70%	1.38%(a) to 6.17%	5.16%
2009	1,386,239	$10.14 to $12.14	$17,044,178	0.65% to 1.50%	7.76% to 8.67%	2.35%
2008	8,255,729	$9.33 to $11.27	$94,068,166	0.65% to 1.50%	-11.78% to -11.04%	4.48%
2007	4,125,337	$10.49 to $12.77	$53,194,395	0.65% to 1.50%	3.65% to 4.53%	1.76%
2006	344,806	$10.34 to $12.59	$4,274,217	0.90% to 1.40%	2.13% to 2.64%	3.90%
U.S. Real Estate Subaccount
2010	4,734,817	$8.91 to $11.97	$100,936,783	0.65% to 1.60%	19.71%(a) to 28.69%	2.67%
2009	9,882,435	$6.93 to $16.81	$167,369,477	0.65% to 1.50%	26.59% to 27.66%	3.15%
2008	6,995,586	$5.43 to $13.28	$93,767,343	0.65% to 1.50%	-38.98% to -38.46%	2.83%
2007	5,729,823	$8.82 to $21.77	$125,800,865	0.65% to 1.50%	-18.50% to -17.81%	1.01%
2006	3,430,851	$26.71 to $27.29	$92,274,468	0.90% to 1.50%	35.64% to 36.44%	0.96%
International Growth Equity Subaccount (note 4)
2009	29,629,485	$8.26 to $8.46	$246,612,533	0.65% to 1.50%	34.52% to 35.66%	0.77%
2008	21,994,261	$6.14 to $6.23	$135,780,314	0.65% to 1.50%	-49.29% to -48.86%	0.00%
2007	4,150,189	$12.11 to $12.19	$50,422,835	0.65% to 1.50%	12.56% to 13.52%	0.40%
2006	52,130	$10.76 to $10.80	$561,584	0.90% to 1.50%	7.59%(a) to 8.01%(b)	0.60%
Capital Growth Subaccount
2010	1,009,282	$12.02 to $12.47	$12,246,417	0.65% to 1.50%	20.80% to 21.82%	0.00%
2009	1,279,528	$9.95 to $10.23	$12,816,110	0.65% to 1.50%	62.70% to 64.08%	0.00%
2008	380,473	$6.12 to $6.21	$2,338,958	0.90% to 1.50%	-50.10% to -49.80%	0.00%
2007	184,720	$12.26 to $12.38	$2,271,551	0.90% to 1.50%	19.86% to 20.57%	0.00%
2006	26,305	$10.23 to $10.27	$269,431	0.90% to 1.40%	2.67%(a) to 11.92%(b)	0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
2010	2,172,773	$8.95 to $9.23	$19,619,655	0.65% to 1.50%	23.70%(a) to 24.32%(b)	0.00%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2010	10,661,300	$11.21 to $12.68	$136,259,151	0.65% to 1.50%	11.01% to 11.94%	6.62%
2009	11,617,566	$10.01 to $11.42	$133,678,258	0.65% to 1.50%	33.59% to 34.72%	8.17%
2008	13,142,269	$7.43 to $8.55	$113,068,164	0.65% to 1.50%	-30.70% to -30.11%	5.48%
2007	12,566,738	$10.63 to $12.33	$155,670,651	0.65% to 1.50%	2.21% to 3.08%	3.28%
2006	5,883,267	$11.79 to $12.07	$71,148,137	0.90% to 1.50%	16.50% to 17.19%	3.28%
Franklin Flex Cap Growth Securities Subaccount
2010	10,455,060	$11.42 to $12.42	$131,037,406	0.65% to 1.50%	14.48% to 15.44%	0.00%
2009	14,250,752	$9.89 to $10.85	$155,916,767	0.65% to 1.50%	31.00% to 32.11%	0.00%
2008	15,857,156	$7.49 to $8.28	$132,218,111	0.65% to 1.50%	-36.27% to -35.73%	0.12%
2007	8,633,112	$11.65 to $12.99	$112,749,852	0.65% to 1.50%	12.62% to 13.58%	0.02%
2006	407,742	$10.83 to $11.54	$4,709,238	0.90% to 1.50%	3.65% to 4.27%	0.01%
Templeton Foreign Securities Subaccount
2010	14,241,608	$10.53 to $12.88	$184,806,060	0.65% to 1.50%	6.81% to 7.71%	1.08%
2009	6,136,748	$9.77 to $12.06	$74,516,879	0.65% to 1.50%	35.02% to 36.16%	3.40%
2008	7,007,069	$7.18 to $8.93	$62,982,097	0.65% to 1.50%	-41.26% to -40.76%	2.45%
2007	6,743,510	$14.38 to $15.21	$102,995,562	0.90% to 1.50%	13.74% to 14.42%	1.85%
2006	3,246,053	$12.57 to $13.37	$43,508,911	0.90% to 1.50%	19.66% to 20.36%	1.11%
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2010	6,074,245	$9.82 to $10.67	$60,415,794	0.65% to 1.50%	24.13% to 25.18%	0.33%
2009	7,012,429	$7.92 to $8.53	$55,978,023	0.65% to 1.50%	44.00% to 45.21%	0.55%
2008	18,862,358	$5.50 to $5.87	$104,207,032	0.65% to 1.50%	-46.75% to -46.30%	1.14%
2007	11,732,042	$10.32 to $10.93	$121,492,884	0.65% to 1.50%	1.52% to 2.38%	0.52%
2006	2,852,675	$10.17 to $10.21	$29,040,190	0.90% to 1.50%	1.68%(a) to 2.08%(b)	0.84%
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount
2010	697,530	$6.29 to $12.84	$4,341,094	0.65% to 1.70%	21.24% to 28.36%(b)	15.49%
2009	1,468,965	$5.12 to $5.19	$7,548,642	0.65% to 1.50%	37.86% to 39.02%	0.65%
2008	345,546	$3.71 to $3.73	$1,284,794	0.90% to 1.50%	-62.87%(a) to -62.73%(b)	0.00%
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount
2010	2,598,462	$9.46 to $12.32	$24,140,073	0.65% to 1.70%	16.99% to 23.25%(b)	0.00%
2009	2,571,230	$7.97 to $8.08	$20,549,368	0.65% to 1.50%	27.19% to 28.27%	0.00%
2008	582,960	$6.27 to $6.30	$3,658,482	0.65% to 1.50%	-37.34%(a) to -36.98%(b)	0.00%
Goldman Sachs Variable Insurance Trust — Service Shares:
Large Cap Value Subaccount
2010	56,708,967	$8.50 to $11.88	$476,489,550	0.65% to 1.70%	10.17% to 18.78%(b)	0.75%
2009	39,646,867	$7.60 to $7.71	$302,461,688	0.65% to 1.50%	16.13% to 17.11%	2.71%
2008	7,678,608	$6.55 to $6.58	$50,340,555	0.65% to 1.50%	-34.53%(a) to -34.16%(b)	8.72%
Structured U.S. Equity Subaccount
2010	203,483	$8.64 to $8.78	$1,764,275	0.90% to 1.50%	10.94% to 11.59%	1.43%
2009	160,231	$7.79 to $7.87	$1,250,800	0.90% to 1.50%	19.10% to 19.81%	2.23%
2008	78,732	$6.54 to $6.57	$515,462	0.90% to 1.50%	-34.57%(a) to -34.31%(b)	7.38%
Strategic Growth Subaccount
2010	686,786	$9.56 to $11.89	$6,453,527	0.65% to 1.60%	9.78% to 18.90%(b)	0.22%
2009	502,838	$8.59 to $8.71	$4,327,987	0.65% to 1.50%	45.32% to 46.54%	0.39%
2008	79,493	$5.91 to $5.93	$470,306	0.90% to 1.40%	-40.86%(a) to -40.67%(b)	0.00%

						Investment
	Accumulation					Income
	Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Ratio****
Franklin Templeton Variable Insurance Products Trust — Class 4:
Franklin Income Securities Subaccount
2010	8,782,303	$10.43 to $11.12	$90,089,821	0.65% to 1.70%	11.20%(a) to 11.82%	6.48%
2009	6,786,838	$9.20 to $9.33	$62,638,794	0.65% to 1.50%	33.37% to 34.50%	7.44%
2008	2,274,416	$6.90 to $6.93	$15,713,132	0.90% to 1.50%	-31.01%(a) to -30.74%(b)	1.68%
Franklin Flex Cap Growth Securities Subaccount
2010	25,132,895	$10.17 to $12.35	$252,213,987	0.65% to 1.70%	15.34% to 23.50%(b)	0.00%
2009	24,042,461	$8.69 to $8.82	$209,696,474	0.65% to 1.50%	30.73% to 31.83%	0.12%
2008	7,162,684	$6.65 to $6.69	$47,687,033	0.65% to 1.50%	-33.51%(a) to -33.13%(b)	0.08%
Templeton Foreign Securities Subaccount
2010	30,848,031	$9.11 to $12.22	$277,615,984	0.65% to 1.70%	7.68% to 22.18%(b)	0.58%
2009	4,313,235	$8.34 to $8.46	$36,098,580	0.65% to 1.50%	34.82% to 35.96%	2.06%
2008	1,661,527	$6.19 to $6.21	$10,296,096	0.90% to 1.50%	-38.12%(a) to -37.87%(b)	1.05%
Franklin Templeton VIP Founding Funds Allocation Subaccount
2010	3,236,287	$9.39 to $11.50	$29,877,781	0.65% to 1.60%	9.53% to 14.97%(b)	2.31%
2009	2,774,405	$8.46 to $8.58	$23,538,450	0.65% to 1.50%	28.14% to 29.22%	3.29%
2008	1,327,936	$6.60 to $6.64	$8,780,316	0.65% to 1.50%	-34.01%(a) to -33.64%(b)	7.58%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2010	29,907,837	$11.62 to $12.24	$360,539,266	0.65% to 1.70%	7.98% to 16.22%(b)	1.05%
2009	21,027,600	$11.21 to $11.33	$236,338,581	0.65% to 1.50%	23.21% to 24.25%	0.25%
2008	1,667,050	$9.10 to $9.11	$15,178,149	0.90% to 1.50%	-8.99%(a) to -8.85%(b)	3.80%
VIP Global Natural Resources Subaccount
2010	7,437,992	$12.15 to $13.90	$89,111,570	0.65% to 1.70%	16.31% to 38.99%(b)	0.00%
2009	5,640,725	$10.34 to $10.45	$58,493,771	0.65% to 1.50%	71.06% to 72.50%	0.00%
2008	553,501	$6.04 to $6.05	$3,346,148	0.90% to 1.50%	-39.57%(a) to -39.48%(b)	16.82%
VIP Science and Technology Subaccount
2010	2,046,624	$12.17 to $13.18	$26,588,595	0.65% to 1.70%	12.03% to 21.74%(b)	0.00%
2009	1,927,781	$11.64 to $11.77	$22,504,210	0.65% to 1.50%	41.71% to 42.91%	0.00%
2008	140,095	$8.22 to $8.23	$1,151,713	0.90% to 1.50%	-17.83%(a) to -17.71%(b)	0.00%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm
The Board of Directors of The Ohio National Life Insurance Company
and Contract Owners of Ohio National Variable Account A:
We have audited the accompanying statement of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2010, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, OH
April 15, 2011

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements

December 31, 2010 and 2009

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2010 and 2009, and the related consolidated statements of income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP

April 20, 2011

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2010 and 2009

(Dollars in thousands, except share amounts)

	2010	2009
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$5,394,154	5,433,640
Fixed maturity securities on loan	346,398	—
Equity securities	35,138	30,102
Equity securities on loan	89	—
Fixed maturity held-to-maturity securities, at amortized cost	844,404	718,483
Trading securities, at fair value:
Fixed maturity	13,487	13,403
Equity securities	723	6,320
Mortgage loans on real estate, net	1,271,812	1,265,962
Real estate, net	3,594	3,665
Policy loans	320,430	299,529
Other long-term investments	13,489	14,720
Short-term investments securities lending collateral	372,190	—
Short-term investments	231,690	594,793

Total investments	8,847,598	8,380,617
Cash	199,991	180,878
Accrued investment income	80,281	82,910
Deferred policy acquisition costs	1,112,437	1,242,640
Reinsurance recoverable	1,357,818	1,289,559
Other assets	112,959	96,578
Goodwill and intangible assets	755	755
Federal income tax recoverable	49,599	—
Assets held in separate accounts	11,727,829	9,490,858

Total assets	$23,489,267	20,764,795

Liabilities and Equity
Future policy benefits and claims	$9,024,100	9,295,560
Policyholders’ dividend accumulations	48,289	50,003
Other policyholder funds	50,601	39,868
Notes payable (net of unamortized discount of $570 in 2010 and $606 in 2009)	105,430	105,394
Federal income taxes:
Current	—	325
Deferred	262,716	101,329
Other liabilities	192,503	174,615
Payables for securities lending collateral	372,190	—
Liabilities related to separate accounts	11,727,829	9,490,858

Total liabilities	21,783,658	19,257,952

Commitments and contingencies
Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	187,273	187,273
Accumulated other comprehensive income (loss)	84,066	(21,164)
Retained earnings	1,419,685	1,326,202

Total stockholder’s equity	1,701,024	1,502,311
Non-controlling interest	4,585	4,532

Total equity	1,705,609	1,506,843

Total liabilities and equity	$23,489,267	20,764,795

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2010	2009	2008
Revenues:
Traditional life insurance premiums	$259,029	254,047	239,833
Annuity premiums and charges	176,051	125,972	118,131
Universal life policy charges	124,822	117,977	112,663
Accident and health insurance premiums	18,167	19,375	19,830
Investment management fees	7,281	5,825	7,688
Change in value of trading securities	101	2,434	(3,625)
Net investment income	482,850	492,399	514,608
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(22,352)	(86,270)	(144,938)
Portion of impairment losses recognized in other comprehensive income	6,843	46,986	—

Net other-than-temporary impairment losses on securities recognized in earnings	(15,509)	(39,284)	(144,938)
Realized gains (losses), excluding other-than-temporary impairment losses on securities	52,254	(6,734)	13,415

Total investment gains (losses)	36,745	(46,018)	(131,523)
Derivative instruments	(30,084)	(39,075)	—
Other income	63,296	48,905	53,311

	1,138,258	981,841	930,916

Benefits and expenses:
Benefits and claims	488,876	707,165	314,265
Provision for policyholders’ dividends on participating policies	38,769	37,897	40,720
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	213,982	36,913	222,168
Amortization of deferred policy acquisition costs due to realized gains (losses)	2,768	(6,082)	(11,373)
Other operating costs and expenses	185,318	155,368	156,195

	929,713	931,261	721,975

Income before income taxes	208,545	50,580	208,941

Income taxes:
Current (benefit) expense	(31,200)	58,368	(10,582)
Deferred expense (benefit)	98,369	(54,290)	80,681

	67,169	4,078	70,099

Net income	141,376	46,502	138,842
Less: net (loss) income attributable to the non-controlling interest	(107)	292	(219)

Net income attributable to ONLIC	$141,483	46,210	139,061

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity	Non- controlling interest	Total equity
Balance, December 31, 2007	$10,000	162,939	18,039	1,234,566	1,425,544	4,659	1,430,203
Capital contribution from parent	—	24,334	—	—	24,334	—	24,334
Dividends to stockholder	—	—	—	(62,000)	(62,000)	—	(62,000)
Change in non-controlling interest ownership	—	—	—	—	—	(337)	(337)
Comprehensive loss:
Net income (loss)	—	—	—	139,061	139,061	(219)	138,842
Other comprehensive loss	—	—	(290,886)	—	(290,886)	(185)	(291,071)

Total comprehensive loss					(151,825)	(404)	(152,229)

Balance, December 31, 2008	10,000	187,273	(272,847)	1,311,627	1,236,053	3,918	1,239,971
Cumulative effect of change in accounting principle, net of taxes	—	—	(3,365)	3,365	—	—	—
Dividends to stockholder	—	—	—	(35,000)	(35,000)	—	(35,000)
Comprehensive income:
Net income	—	—	—	46,210	46,210	292	46,502
Other comprehensive income	—	—	255,048	—	255,048	322	255,370

Total comprehensive income					301,258	614	301,872

Balance, December 31, 2009	10,000	187,273	(21,164)	1,326,202	1,502,311	4,532	1,506,843
Dividends to stockholder	—	—	—	(48,000)	(48,000)	—	(48,000)
Comprehensive income:
Net income	—	—	105,230	141,483	246,713	(107)	246,606
Other comprehensive income	—	—	—	—	—	160	160

Total comprehensive income					246,713	53	246,766

Balance, December 31, 2010	$10,000	187,273	84,066	1,419,685	1,701,024	4,585	1,705,609

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2010	2009	2008
Cash flows from operating activities:
Net income	$141,376	46,502	138,842
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	774	882	2,517
Proceeds from sales of equity securities trading securities	5,260	407	—
Cost of fixed maturity trading securities acquired	(427)	(10,716)	(997)
Interest credited to policyholder account values	259,814	282,652	271,313
Universal life and investment-type product policy fees	(202,761)	(162,620)	(146,617)
Capitalization of deferred policy acquisition costs	(194,052)	(247,557)	(221,041)
Amortization of deferred policy acquisition costs	216,750	30,831	210,795
Amortization and depreciation	804	(4,939)	3,214
Net realized (gains) losses on investments and derivative instruments	(6,661)	85,093	131,523
Change in value of trading securities	(101)	(2,434)	3,625
Deferred federal income tax expense (benefit)	98,369	(54,290)	80,681
Decrease in accrued investment income	2,629	4,337	1,925
(Increase) decrease in other assets	(173,539)	133,716	(375,799)
Increase in policyholder liabilities	186,525	102,092	288,677
(Decrease) increase in policyholders’ dividend accumulations and other funds	(2,090)	1,130	(28,745)
(Decrease) increase in federal income tax payable	(49,924)	42,503	(43,261)
Increase (decrease) in other liabilities	16,090	(21,701)	22,560
Other, net	(1,627)	(370)	13,074

Net cash provided by operating activities	297,209	225,518	352,286

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	105,860	72,819	60,110
Proceeds from sale of fixed maturity available-for-sale securities	828,476	633,056	546,386
Proceeds from sale of available-for-sale equity securities	1,099	204	—
Proceeds from maturity of fixed maturity held-to-maturity securities	113,217	149,893	69,701
Proceeds from repayment of mortgage loans on real estate	114,807	117,364	129,576
Proceeds from sale of real estate	574	615	347
Cost of fixed maturity available-for-sale securities acquired	(937,637)	(778,821)	(498,341)
Cost of available-for-sale equity securities acquired	(6,367)	(570)	(9,136)
Cost of fixed maturity held-to-maturity securities acquired	(238,013)	(139,335)	(133,027)
Cost of mortgage loans on real estate acquired	(122,341)	(25,369)	(186,019)
Cost of real estate acquired	(605)	(175)	(562)
Derivative payments	(30,312)	(32,779)	—
Change in payables for securities lending collateral, net	372,190	—	(868,348)
Net decrease (increase) in short-term investments	363,103	(330,239)	(264,554)
Change in policy loans, net	(20,901)	(32,899)	(23,948)
Change in other invested assets, net	1,611	(481)	2,064

Net cash provided by (used in) investing activities	544,761	(366,717)	(1,175,751)

Cash flows from financing activities:
Universal life and investment product account deposits	1,862,675	3,095,687	2,786,556
Universal life and investment product account withdrawals	(2,265,342)	(3,005,012)	(2,525,518)
Capital contribution from parent	—	—	10,000
Dividends paid to parent	(48,000)	(35,000)	(69,000)

Net cash (used in) provided by financing activities	(450,667)	55,675	202,038

Net increase (decrease) in cash and cash equivalents	391,303	(85,524)	(621,427)
Cash and cash equivalents, beginning of year	180,878	266,402	887,829

Cash and cash equivalents, end of year	$572,181	180,878	266,402

Supplemental disclosures:
Income taxes paid	$18,528	15,000	31,089
Interest paid on notes payable	8,348	8,348	8,348
Noncash capital contribution from parent in the form of other long-term investments	—	—	14,334

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns approximately 80.5% of National Security Life and Annuity Company (NSLAC). Security Mutual Life Insurance Company of New York (SML) owns the remaining interest of NSLAC. Effective December 19, 2008, Montgomery Re, Inc. (MONT) was formed as a special purpose financial captive life insurance company. All outstanding shares of MONT’s common stock are wholly owned by ONLIC.

ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

The following is a description of the most significant risks facing life and health insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

7	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of fixed annuities contributed approximately 42% of total fixed annuity deposits in 2010. A different distributor was the largest distributor in 2009 with approximately 25% of the total fixed annuity deposits.

Based on policyholder account balances, the Company’s largest distributor accounted for approximately 31% and 32% of total fixed annuity reserves as of December 31, 2010 and 2009, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,357,818 and $1,289,559 as of December 31, 2010 and 2009, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are five main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB) and guaranteed lifetime withdrawal benefit (GLWB). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

annuitization base is equal to premiums less withdrawals rolled up at 6% annually (5% for the version first issued in May 2009). The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The GLWB allows for lifetime withdrawals after age 60, with the percentage of the guarantee that may be withdrawn varying based upon the age of the annuitant when the withdrawals start. We will refer to the total of these five types as the G reserves. See note 2(f) for additional information on G reserves.

Liquidity Risk. There are a number of proposals pending to change the tax treatment for corporate owned life insurance (“COLI”). These proposals could also have an impact on, or apply to, bank-owned life insurance (“BOLI”). Although we have not been active in the COLI market, we have had meaningful sales in the BOLI market, particularly prior to 2009. If one or more of these proposals were adopted, it could impact our ability to sell BOLI in the future. If the tax treatment of existing BOLI policies is changed, a substantial portion of the BOLI policies we have issued may be surrendered or allowed to lapse, potentially reducing our profits. Although we have certain liquidity protections built into our BOLI policies, no assurances can be given that we would not experience liquidity strain if a substantial portion of those policies were to be surrendered or allowed to lapse in a short period of time.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of operations. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2010, 79.5% of the fair values of fixed maturity securities were obtained from independent pricing services, 20.2% from the Company’s pricing matrices and 0.2% from other sources.

The mutual fund shares that comprise Separate Account seed money are classified as general account trading securities and stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances.

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (OTI). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the consolidated statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or noncredit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in the fair value that are not considered OTI, are not included in the separate component of other comprehensive income.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Prior to 2009, the Company generally recognized an OTI on securities in an unrealized loss position when the Company did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of OTI prior to 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio (see note 2(n)) are offset by increases in the deferred policyholder obligation for that group of policies.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments or other liabilities, with changes in fair value recorded in net realized gains (losses) on investments, derivative instruments.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims.

(c)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (DAC). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of operations.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(e)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money is recorded as a trading security.

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provided for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

In 2006, three GMDB riders were introduced. Two of the three GMDB riders replaced previous rider versions. The benefits of these two riders are the same as the ones they replaced. The third rider is an annual reset death benefit rider. This rider must be purchased in conjunction with the GMIB annual reset rider. The policyholder has the option each year to reset their death benefit amount to the GMIB amount. The assets and liabilities of these accounts are carried at market.

In 2009, five GMDB riders were introduced. The first rider, issued January through May, replaced the 2006 version of the annual reset death benefit rider; the benefit of the rider was the same as the 2006 version but the rider charge was increased. A second version of the annual reset death benefit rider was rolled out in May 2009 and replaced the January 2009 version. Its benefit was the same as the January 2009 version but the rider charge was increased. The final three riders were issued starting in May 2009 and replaced the 2006 versions of the rollup death benefit riders as well as the 2005 version of the annual ratchet death benefit rider; the benefits were the same but the rider charges were increased.

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2002, the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 80. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004, the Company introduced a new rider to replace the 2002 GMIB rider. This rider is identical to the original version except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. In 2006, two riders replaced the 2004 version. They are identical to the 2004 version with the following modifications: the first has an optional annual reset provision and must be issued in conjunction with the annual reset death benefit rider; the second has an optional five year reset provision. In 2009, five new GMIB riders were issued. The first four versions of the riders were issued from January 2009 through May 2009 and replaced the 2006 versions. The 2006 versions had no investment restrictions whereas two of the four new versions of the riders had no investment restrictions and two of the four new versions of the riders had investment restrictions. The riders with no investment restrictions had the same benefits as the 2006 versions; the only difference was a higher rider charge. The riders with investment restrictions had lower rider charges than the versions without investment restrictions but were the same in every other way. The May version of the GMIB rider replaced the four versions offered in January of 2009. It was an annual reset rider with investment restrictions; it was similar to the January version of the annual reset rider with investment restrictions, but had a higher rider charge. In January, 2010 a revised GMIB rider replaced the May 2009 version. This rider was similar to the May 2009 version, but with lower guaranteed purchase rates. The Company discontinued the sale of its GMIB rider in May of 2010.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Effective May 1, 2010, the Company replaced its GMIB rider with a Guaranteed Lifetime Withdrawal Benefit (“GLWB”) rider in connection with its variable annuity products. The GLWB rider allows for the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year. Such guaranteed withdrawals, which begin at 4%, may start anytime after the annuitant reaches age 59 1/2. The guaranteed withdrawal percentage increases if the annuitant attains a higher age band before taking withdrawals. Initially, the GLWB base is set at the amount of the purchase payments. It is increased by the amount of any future renewal payments. It also increases (“rolls up”) by eight percent simple interest every year for the first ten years, as long as no withdrawal is made. In addition to the roll-up feature, the GLWB rider also provides for a one-time top off of the GLWB base at the end of the tenth contract year if the annuitant has not made any withdrawals. The top off is equal to two hundred percent of the first-year purchase payments. This rider also includes a built-in death benefit that goes down dollar for dollar for withdrawals.

In 2003, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. In 2009, the Company began selling a GMAB rider that replaced the 2003 version; it provided the same benefit but had a higher rider charge.

In 2004, the Company began selling two versions of a GMWB rider that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of the dates indicted (note that one contract may contain multiple guarantees) (amounts in millions except for weighted average attained age):

	December 31, 2010
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$728.3	10,731.1	11,459.4	310.4	11.7	64

GMIB	$141.1	8,526.7	8,667.8	—		63

GLWB	$58.7	454.4	513.1	—	—	61

GMAB/GMWB	$15.6	304.6	320.2	4.4	—	63

	December 31, 2009
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$862.3	8,582.3	9,444.6	573.8	19.6	64

GMIB	$298.4	6,940.2	7,238.6	69.8	—	62

GMAB/GMWB	$16.7	277.5	294.2	14.1	—	63

All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2010 and 2009.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31 (millions):

	2010	2009
Mutual funds:
Bond	$2,608.8	1,985.3
Balanced	365.4	341.9
Equity	7,511.7	5,966.7
Money market	247.3	290.4

Total	$10,733.2	8,584.3

As of December 31, 2010, direct G reserves were $67.1 million, ceded G reserves were $188.3 million and net G reserves were $121.2 million. As of December 31, 2009, direct G reserves were $28.1 million, ceded G reserves were $93.2 million and net G reserves were $(65.1) million.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	Millions
	2010	2009
GMDB	$27.3	19.5
GMIB	(153.6)	(91.2)
GMAB/GMWB	5.1	6.6

Total	$(121.2)	(65.1)

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

(g)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents approximately 8%, 8% and 8% of the Company’s ordinary life insurance in force as of December 31, 2010, 2009 and 2008, respectively. The provision for policyholders’ dividends is based on current dividend scales.

(h)	Reinsurance

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury Regulations are stringent as to when a life insurance company can be included in the consolidated Federal income tax return, generally requiring a five year waiting period. The Company’s life insurance subsidiary, MONT, formed in 2008 met the provisions of these Regulations and is included in the Company’s consolidated tax return. The Company, in 2007 acquired more than 80% ownership of NSLAC and will join the consolidated return January 1, 2013. NSLAC files its Federal income tax return on a separate company basis as it does not meet those Regulations, but it will be included in the life subgroup in 2013.

(j)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(k)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income tax, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(l)	Goodwill and Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but rather is evaluated for impairment at the reporting unit level annually, using December 31 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 10).

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The financial information of the Closed Block is consolidated with all other operating activities and prepared in conformity with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information of the Closed Block as of December 31, 2010 and 2009, and for each of the years in the three-year period ended December 31, 2010 follows:

	2010	2009
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $317,277 and $358,062 as of December 31, 2010 and 2009, respectively)	$337,277	360,972
Fixed maturity securities held-to-maturity, at amortized cost	36,855	44,367
Mortgage loans on real estate, net	114,260	93,184
Policy loans	121,321	126,907
Short-term investments	39,735	9,777
Accrued investment income	5,263	5,748
Deferred policy acquisition costs	69,706	72,080
Reinsurance recoverable	1,477	1,428
Other assets	1,187	1,771

Total assets	$727,081	716,234

Closed Block liabilities:
Future policy benefits and claims	$678,951	687,700
Policyholders’ dividend accumulations	48,159	49,903
Other policyholder funds	21,929	11,488
Deferred federal income taxes	7,000	1,018
Other liabilities	2,975	3,164

Total liabilities	$759,014	753,273

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2010	2009	2008
Closed Block revenues and expenses:
Traditional life insurance premiums	$34,252	38,350	41,804
Net investment income	41,495	42,906	45,695
Net realized gains (losses) on investments	1,672	(981)	(4,487)
Benefits and claims	(46,518)	(50,190)	(53,547)
Provision for policyholders’ dividends on participating policies	(15,980)	(18,040)	(20,101)
Amortization of deferred policy acquisition costs	(3,662)	(3,972)	(3,902)
Other operating costs and expenses	(2,968)	(3,226)	(3,715)

Income before federal income taxes	$8,291	4,847	1,747

(o)	Recently Issued Accounting Pronouncements

In October 2010, the FASB amended its guidance under FASB ASC 944, Accounting of Costs Associated with Acquiring or Renewing Insurance Contracts. The new guidance is contained in ASU 2010-26 and will require certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. This new guidance must be implemented no later than January 1, 2012 or may be implemented earlier with any changes in the Company’s consolidated financial statements being recognized prospectively for acquisition costs incurred beginning in the earlier period or through retrospective adjustment of comparative prior periods. The Company will adopt this guidance on January 1, 2012. The Company is still evaluating the impact of this guidance.

In July 2010, the FASB issued new guidance regarding disclosures about the credit quality of financing receivables and the allowance for credit losses (ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses). This guidance requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how a company develops its allowance for credit losses and how it manages its credit exposure. Most of the requirements are effective for the year ended December 31, 2010 with certain additional disclosures required for 2011. The Company adopted this guidance for the period ended December 31, 2010. See note 12(b) for the required disclosures.

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

In April 2010, the FASB amended guidance under FASB ASC 944, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. The new guidance is contained in ASU 2010-15 and clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. This new guidance is effective for periods beginning after January 1, 2011. Early adoption is permitted. The Company plans on adopting this guidance effective January 1, 2011. The Company does not currently believe the adoption of this guidance will have a material impact on its consolidated financial statements.

In April 2009 the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. Subsequently, in January 2010, the FASB issued amended guidance under FASB Accounting Standards Update (ASU) 2010-06. This guidance requires new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company has adopted this section of ASU 2010-06 effective January 1, 2010. The adoption of this new accounting guidance did not have a material impact on the presentation of the Company’s consolidated financial statements. In addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. This section of ASU 2010-06 will be effective for interim and annual reporting periods beginning on January 1, 2011. The Company does not expect the adoption of this new accounting guidance to have a material impact on its consolidated financial statements. See note 5 for the required disclosures.

In June 2009, FASB updated FASB ASC 810 Consolidations, the guidance which addresses the consolidation requirements applicable to variable interest entities (“VIE”). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 under FASB ASU 2010-10 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. There was no impact on the Company’s consolidated financial statements. See note 6 for the required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) (as defined under previous FASB guidance)

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The adoption had no impact on the Company’s consolidated financial statements.

In September 2009, FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance applies to measuring the fair value of investments in investment companies that do not have a readily determinable fair value and calculate net asset values (NAV) consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, which generally requires these investments to be measured at fair value. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company has adopted this guidance effective with the period ending December 31, 2009. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. This guidance is effective for fiscal and interim reporting periods beginning after August 27, 2009. The Company adopted this guidance effective January 1, 2010. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles. This guidance establishes the FASB ASC as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. This guidance and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other nongrandfathered, non-SEC accounting literature not included in the ASC have become non authoritative. Following this guidance, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates (ASU), which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted this guidance effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but did alter the references to accounting literature within the consolidated financial statements.

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See note 16.

In April 2009, the FASB issued guidance under FASB ASC 825-10, Financial Instruments. The new guidance expanded the fair value disclosures required for financial instruments for interim periods. The guidance also requires entities to disclose the methods and significant assumptions used to estimate the fair value of financial instruments in financial statements on an interim and annual basis and to highlight any changes from prior periods. The guidance is effective for interim periods ending after June 15, 2009, with early adoption permitted for interim periods ending after March 15, 2009. The Company adopted this guidance for the period ending December 31, 2009. The adoption of ASC 825-10 did not have a material effect on the Company’s results of operations or financial position. See note 5 for the required disclosures.

In April 2009, the FASB issued guidance under FASB ASC 320 Investments – Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the noncredit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption resulted in a cumulative effect adjustment of $3,365, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. ASC 350-30 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under this guidance are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combinations. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous FASB guidance that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation. The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous guidance, for consistency with the requirements of earlier preceding

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

guidance. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of non-controlling interests is reflected in the consolidated financial statements. As a result of the adoption of this guidance, the Company reclassified $5,496 and $6,171 from other liabilities to equity as of December 31, 2008 and 2007, respectively, representing the noncontrolling interest of Suffolk and NSLAC. See note 1 for further discussion on the minority interest in Suffolk and NSLAC. The accounting requirements of this guidance will be applied to any transactions involving non-controlling interests on or after January 1, 2009.

(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC and MONT, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The 2010 statutory results are unaudited as of the date of this report.

ONLIC does not have any permitted statutory accounting practices as of December 31, 2010 and 2009.

The Company’s Ohio domiciled life insurance subsidiary ONLAC does not have any permitted statutory accounting practices as of December 31, 2010 and 2009.

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont-domiciled captive life insurance subsidiary MONT, as of December 19, 2008. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset a letter of credit used to fund the Company’s reinsurance obligations to the ceding companies. Under NAIC statutory accounting principles, the letter of credit would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department. MONT continued to use this statutory permitted practice as of December 31, 2010 and 2009.

NSLAC has no permitted statutory accounting practices.

The combined statutory basis net income (loss) of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations, was $153,557, $36,260 and $(232,940) for the years ended December 31, 2010, 2009 and 2008, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations was $860,701 and $816,716, as of December 31, 2010 and 2009, respectively. The primary reasons for the differences between equity and net income (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes include the following provisions for GAAP: (1) the costs related to

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) changes in deferred taxes are recognized in operations; (8) the costs of providing defined pension benefits include nonvested participants; (9) the costs of providing postretirement benefits include nonvested participants; (10) there is a presentation of other comprehensive income and comprehensive income; (11) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; and (12) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31 were as follows:

	2010	2009	2008
Foreign currency translation adjustment	$(118)	28	15
Pension liability adjustment, net of tax	(1,791)	2,791	(10,196)
Unrealized gains (losses) on securities available-for-sale arising during the period:
Net of adjustment to deferred policy acquisition costs and future policy benefits and claims	190,947	337,078	(437,380)
Related income tax (expense) benefit	(66,969)	(117,949)	153,216

	122,069	221,948	(294,345)

Less:
Reclassification adjustment for:
Net gains (losses) on securities available-for-sale realized during the period:
Gross	25,906	(50,923)	(5,322)
Related income tax (expense) benefit	(9,067)	17,823	1,863

	16,839	(33,100)	(3,459)

Other comprehensive income (loss)	$105,230	255,048	(290,886)

(5) Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits, and exchange traded derivatives.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements, certain equity securities, certain foreign government debt securities, and certain derivatives.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt, and certain derivatives, including embedded derivatives associated with living benefit contracts.

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	59,577	—	59,577
Obligations of states and political subdivisions	—	176,815	—	176,815
Debt securities issued by foreign governments	—	13,042	—	13,042
Corporate securities	—	3,708,495	32,192	3,740,687
Mortgage-backed securities	—	1,661,586	88,845	1,750,431
Equity securities	—	35,227	—	35,227
Trading securities:
Fixed maturity corporate securities	—	13,487	—	13,487
Equity securities	—	723	—	723
Other long-term investments:
Derivative assets
Equity futures	461	—	—	461
Currency futures	475	—	—	475
Equity put options	—	9,561	—	9,561
Total	936	9,561	—	10,497
Short-term investments	41,747	189,943	—	231,690
Short-term investments lending collateral	—	372,190	—	372,190
Other assets:
Cash	127,241	72,750	—	199,991
Reinsurance recoverable:
GMIB reinsurance derivative	—	—	195,360	195,360
GLWB embedded derivative	—	—	8,826	8,826
Assets held in separate accounts	—	11,727,829	—	11,727,829

Total assets	$169,924	18,041,225	325,223	18,536,372

Liabilities
GLWB reinsurance derivatives	$—	—	8,826	8,826
GMAB/GMWB embedded derivatives	—	—	5,510	5,510
Derivative liabilities:
Equity futures	1,921	—	—	1,921
Currency futures	451	—	—	451

Total liabilities	$2,372	—	14,336	16,708

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	83,655	—	83,655
Obligations of states and political subdivisions	—	63,698	—	63,698
Debt securities issued by foreign governments	—	4,543	—	4,543
Corporate securities	—	3,684,790	21,285	3,706,075
Mortgage-backed securities	—	1,507,702	67,967	1,575,669
Equity securities	—	30,102	—	30,102
Trading securities:
Fixed maturity corporate securities	—	13,403	—	13,403
Equity securities	—	6,320	—	6,320
Other long-term investments:
Derivative instruments	1,051	10,316	—	11,367
Short-term investments	—	594,793	—	594,793
Other assets:
Cash	30,484	150,394	—	180,878
Reinsurance recoverable:
GMIB reinsurance derivative	—	—	135,051	135,051
Assets held in separate accounts	—	9,490,858	—	9,490,858

Total assets	$31,535	15,640,574	224,303	15,896,412

Liabilities:
GMAB/GMWB embedded derivatives	$—	—	6,640	6,640
Derivative instruments	3,329	—	—	3,329
GMIB reinsurance derivative	—	—	32,479	32,479

Total liabilities	$3,329	—	39,119	42,448

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Cash

Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1. The Company also holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(j). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the fair values are based on principal to principal markets.

Short-Term Investments

Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities noted below. A small portion of short-term investments are bank deposits that are classified as Level 1 fair values since these investments are very liquid and not subject to valuation fluctuations.

Fixed Maturity and Equity Securities

As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these fair values have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Derivative Instruments

As discussed in note 7, the Company currently enters into equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity futures and currency futures are exchange traded derivatives and the fair value is based on an active market quotation. The Company has classified the fair values of the exchange traded derivatives as Level 1. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB and GLWB Reinsurance and GMAB, GMWB and GLWB Embedded Derivatives

The fair value for the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. The valuation of this reinsurance derivative includes an adjustment for the counterparty’s nonperformance risk and risk margins for noncapital market inputs. The counterparty’s credit adjustment is determined taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the noncapital market risk of the instrument which represents the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB, GMWB and GLWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB, GMWB and GLWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB and GLWB reinsurance, and GMAB, GMWB and GLWB embedded derivatives are categorized as Level 3.

Separate Account Assets

Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are fair valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 2 since the net asset value is calculated using market observable data and the mutual funds are restricted to variable annuity policyholders.

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2010:

							Change in
							unrealized
							gains/(losses)
							in earnings
		Net investment gain/(loss)		Purchases			attributable
		In earnings		issuances,	Transfers		to assets still
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	held at the
	balance	unrealized) [1]	in OCI [2]	settlements	level 3	balance	reporting date
Assets:
Investments:
Securities available for sale:
Fixed maturity securities:
Corporate securities	$21,285	(6)	2,675	(2,895)	11,133	32,192	(6)
Asset/mortgage-backed securities	67,967	(9,260)	16,656	15,355	(1,873)	88,845	(9,520)

Total investments	89,252	(9,266)	19,331	12,460	9,260	121,037	(9,526)
Other assets:
GMIB reinsurance	135,051	60,309	—	—	—	195,360	60,309
GLWB embedded derivative	—	8,826			—	8,826	8,826

Total assets	$224,303	59,869	19,331	12,460	9,260	325,223	59,609

Liabilities:
GLWB reinsurance	$—	(8,826)	—	—	—	8,826	(8,826)
GMAB/GMWB embedded derivative	6,640	1,530	—	—	—	5,110	1,530
GMIB reinsurance	32,479	94,193	—	61,714	—	—	—

Total liabilities	$39,119	86,897	—	61,714	—	13,936	(7,296)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2009:

							Change in
							unrealized
							gains/(losses)
							in earnings
		Net investment gain/(loss)		Purchases			attributable
		In earnings		issuances,	Transfers		to assets still
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	held at the
	balance	unrealized) [1]	in OCI [2]	settlements	level 3	balance	reporting date
Assets:
Investments:
Securities available for sale:
Fixed maturity securities:
Corporate securities	$6,764	24	4,001	(2,026)	12,522	21,285	24
Asset/mortgage-backed securities	64,817	(5,851)	11,252	(7,969)	5,718	67,967	(5,665)

Total investments	71,581	(5,827)	15,253	(9,995)	18,240	89,252	(5,641)
Other assets:
GMIB reinsurance	267,712	(132,661)	—	—	—	135,051	(132,661)

Total assets	$339,293	(138,488)	15,253	(9,995)	18,240	224,303	(138,302)

Liabilities:
GMAB/GMWB embedded derivative	$15,334	8,694	—	—	—	6,640	8,694
GMIB reinsurance	(4,602)	(37,081)	—	—	—	32,479	(37,081)

Total liabilities	$10,732	(28,387)	—	—	—	39,119	(28,387)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

During the year ended December 31, 2010, we transferred investments totaling $19,077 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $9,817 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing index for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2010. A net of $18,240 was transferred into Level 3 during 2009.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Fair Value Measurement on a Nonrecurring Basis

As of December 31, 2010, the Company held two fixed maturity held-to-maturity securities that were previously impaired. As of December 31, 2009, the Company held two fixed maturity held-to-maturity securities and one mortgage loan on real estate that were impaired in 2009. The valuation techniques involved significant unobservable market inputs such as internal liquidation analysis and models. For fixed maturities, the valuation techniques were based on projected discounted cash flows, constant default rates, loss severity rates and voluntary constant prepayment rates. For mortgage loans, the valuation techniques were primarily based on the fair value of the underlying collateral. The fair values were determined using third-party appraisals.

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis.

	December 31, 2010
	Level 1	Level 2	Level 3	Total	Total realized losses
Assets:
Investments:
Fixed maturity held-to-maturity securities at amortized cost	$—	—	2,825	2,825	—

Total assets	$—	—	2,825	2,825	—

	December 31, 2009
	Level 1	Level 2	Level 3	Total	Total realized losses
Assets:
Investments:
Fixed maturity held-to-maturity securities at amortized cost	$—	—	2,825	2,825	(2,675)
Mortgage loans on real estate, net	—	—	1,700	1,700	631

Total assets	$—	—	4,525	4,525	(2,044)

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

	December 31, 2010		December 31, 2009
	Carrying	Estimated	Carrying	Estimated
	value	fair value	value	fair value
Assets:
Fixed maturity held-to-maturity securities	$844,404	893,241	718,483	758,457
Mortgage loans on real estate	1,271,812	1,312,312	1,265,962	1,307,773
Policy loans	320,430	371,339	299,529	337,078
Liabilities
Investment contracts	$3,807,569	3,871,091	4,171,129	4,382,231
Policyholders’ dividend accumulations and other policyholder funds	98,890	98,890	89,871	89,871
Notes payable	105,430	125,156	105,394	104,804

In estimating the fair value for financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value for fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage Loans on Real Estate – The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans – The fair value for policy loans were estimated using discounted cash flow calculations.

Investment contracts – The fair value for the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

Notes Payable – The fair value for notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2010	2009	2008
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$341,457	349,408	362,950
Equity securities	1,370	1,284	1,116
Fixed maturity trading securities	615	381	169
Fixed maturity held-to-maturity securities	52,200	52,586	50,167
Mortgage loans on real estate	83,440	87,516	93,890
Real estate	475	476	583
Policy loans	19,486	17,200	15,814
Short-term investments	3,049	3,507	4,600
Other long-term investments	1,227	(748)	(47)

Total gross investment income	503,319	511,610	529,242
Interest expense	(8,384)	(8,384)	(8,384)
Other investment expenses	(12,085)	(10,827)	(6,250)

Net investment income	$482,850	492,399	514,608

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Realized gains (losses) on investments
	2010	2009	2008
Securities available-for-sale:
Fixed maturity securities	$37,625	(38,020)	(121,463)
Equity securities	628	(789)	(692)
Fixed maturity held-to-maturity securities	1,119	(6,024)	(8,695)
Mortgage loans on real estate	(2,189)	(766)	—
Derivative instruments	(30,084)	(39,075)	—
Real estate	(30)	(121)	(353)

Total realized losses on investments	7,069	(84,795)	(131,203)
Change in valuation allowances for mortgage loans on real estate	(408)	(298)	(320)

Net realized gains (losses) on investments	$6,661	(85,093)	(131,523)

Realized losses on investments, as shown in the table above, include write-downs for OTI of $15,509, $39,284 and $144,938 for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010, fixed maturity securities with a carrying value of $215,876, which had a cumulative write-down of $62,157 due to OTI, remained in the Company’s investment portfolio.

The following tables summarize total other-than-temporary impairments by asset type for the years ended December 31:

	2010
	Total	Recognized in	Recognized in
	OTI	OCI	earnings
Fixed maturity securities:
Corporate securities	$—	(2,289)	2,289
Asset/mortgage-backed securities	22,352	9,132	13,220

Total other-than-temporary impairment losses	$22,352	6,843	15,509

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2009
	Total	Recognized in	Recognized in
	OTI	OCI	earnings
Fixed maturity securities:
Corporate securities	$30,752	826	29,926
Asset/mortgage-backed securities	55,518	46,160	9,358

Total other-than-temporary impairment losses	$86,270	46,986	39,284

The following table summarizes total other-than-temporary impairments by asset type for the year ended December 31, 2008:

2008
Fixed maturity securities:
Corporate securities	$134,588
Asset/mortgage-backed securities	10,350

Total other-than-temporary impairment losses	$144,938

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, 2010 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2010	2009
Cumulative credit loss as of January 1	$74,533	142,682
New credit losses	1,218	16,567
Incremental credit losses on securities included in the beginning balance	14,291	11,974

Subtotal	90,042	171,223
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	27,885	96,690

Cumulative credit loss as of December 31	$62,157	74,533

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Amortized cost and estimated fair value of fixed maturity available-for-sale, trading, and held-to-maturity securities and equity available for sale and trading securities were as follows:

	December 31, 2010
		Gross	Gross		Non-
	Amortized	unrealized	unrealized	Estimated	Credit
	cost	gains	losses	fair value	OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$53,728	5,849	—	59,577	—
Obligations of states and political subdivisions	180,634	2,981	(6,800)	176,815	—
Debt securities issued by foreign governments	11,944	1,098	—	13,042	—
Corporate securities	3,537,348	246,185	(42,846)	3,740,687	—
Asset/mortgage-backed securities	1,735,477	69,137	(54,183)	1,750,431	(53,828)

Total fixed maturity securities	$5,519,131	325,250	(103,829)	5,740,552	(53,828)

Equity securities	$32,544	2,829	(146)	35,227	—

Trading securities:
Fixed maturity securities
Obligations of states and political subdivisions	$302	13	—	315	—
Debt securities issued by foreign governments	125	10	—	135	—
Corporate securities	10,664	856	(9)	11,511	—
Asset/mortgage-backed securities	1,487	39	—	1,526	—

Total fixed maturity securities	$12,578	918	(9)	13,487	—

Equity securities	$812	—	(89)	723	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$11,147	74	—	11,221	—
Obligations of states and political subdivisions	2,025	308	—	2,333	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate securities	830,227	56,339	(7,884)	878,682	—
Asset/mortgage-backed securities	5	—	—	5	—

Total held-to-maturity	$844,404	56,721	(7,884)	893,241	—

45	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	December 31, 2009
		Gross	Gross		Non-
	Amortized	unrealized	unrealized	Estimated	Credit
	cost	gains	losses	fair value	OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$79,324	4,373	(42)	83,655	—
Obligations of states and political subdivisions	64,378	1,482	(2,162)	63,698	—
Debt securities issued by foreign governments	4,074	469	—	4,543	—
Corporate securities	3,644,426	170,492	(108,843)	3,706,075	(826)
Asset/mortgage-backed securities	1,687,527	43,215	(155,073)	1,575,669	(46,160)

Total fixed maturity securities	$5,479,729	220,031	(266,120)	5,433,640	(46,986)

Equity securities	$26,353	3,834	(85)	30,102	—

Trading securities:
Fixed maturity securities
Obligations of states and political subdivisions	$302	6	—	308	—
Corporate securities	10,925	506	(47)	11,384	—
Asset/mortgage-backed securities	1,705	8	(2)	1,711	—

Total fixed maturity securities	$12,932	520	(49)	13,403	—

Equity securities	$7,293	—	(973)	6,320

Fixed maturity held-to-maturity securities:
Obligations of states and political subdivisions	$2,090	280	—	2,370	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate securities	715,293	43,580	(3,886)	754,987	—
Asset/mortgage-backed securities	100	—	—	100	—

Total held-to-maturity	$718,483	43,860	(3,886)	758,457	—

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2010 and 2009.

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The Company’s practice is to disclose in the tables above the noncredit portion of the other-than-temporary impairment losses recognized in accumulated other comprehensive income.

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

	2010	2009
Net unrealized gains (losses), before adjustments and taxes	$224,104	(42,340)
Less:
Unrealized gains related to Closed Block	19,999	2,910
Adjustment to future policy benefits and claims	2,480	418
Adjustment to deferred policy acquisition costs	64,179	(17,793)
Deferred federal income tax provision (benefit)	48,624	(9,277)

Net unrealized gains (losses)	$88,822	(18,598)

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2010	2009	2008
Securities available-for-sale:
Fixed maturity securities	$267,510	603,229	(679,064)
Equity securities	(1,066)	831	(48)

Change in net unrealized gains (losses)	$266,444	604,060	(679,112)

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2010.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$265,140	272,664	526	537	39,592	40,693
Due after one year through five years	1,712,156	1,793,087	9,539	10,139	236,879	254,269
Due after five years through ten years	1,904,530	1,994,551	2,341	2,632	395,588	413,497
Due after ten years	1,637,305	1,680,250	172	179	172,345	184,782

Total	$5,519,131	5,740,552	12,578	13,487	844,404	893,241

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
Obligations of states and political subdivisions	$116,401	(5,588)	13,673	(1,212)	130,074	(6,800)
Debt securities issued by foreign governments	75	—	—	—	75	—
Corporate securities	641,865	(22,532)	258,746	(28,207)	900,611	(50,739)
Asset/mortgage-backed securities	160,201	(3,093)	324,187	(51,090)	484,388	(54,183)

Total fixed maturity securities	918,542	(31,213)	596,606	(80,509)	1,515,148	(111,722)
Equity securities	802	(131)	192	(15)	994	(146)

Total	$919,344	(31,344)	596,798	(80,524)	1,516,142	(111,868)

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	December 31, 2009
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
U.S. Treasury securities and obligations of U.S. government	$9,555	(42)	—	—	9,555	(42)
Obligations of states and political subdivisions	23,682	(514)	13,254	(1,648)	36,936	(2,162)
Corporate securities	455,674	(11,917)	901,162	(100,859)	1,356,836	(112,776)
Mortgage-backed securities	258,300	(8,715)	526,885	(146,360)	785,185	(155,075)

Total fixed maturity securities	747,211	(21,188)	1,441,301	(248,867)	2,188,512	(270,055)
Equity securities	222	(81)	15	(4)	237	(85)

Total	$747,433	(21,269)	1,441,316	(248,871)	2,188,749	(270,140)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of December, 31 2010 and 2009 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

The tables below summarize the fixed maturity and equity securities with unrealized losses as of December 31:

	2010
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$1,282,172	1,234,864	(47,308)
80%-89%	245,520	211,788	(33,732)
Below 80%	100,318	69,490	(30,828)

Total	$1,628,010	1,516,142	(111,868)

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	2009
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$1,572,919	1,514,535	(58,384)
80%-89%	386,322	328,738	(57,584)
Below 80%	499,648	345,476	(154,172)

Total	$2,458,889	2,188,749	(270,140)

For fixed maturity and equity securities, the following tables summarize the Company’s unrealized losses based on the length of time the securities have been in an unrealized loss position as of December 31:

	2010
				%
		Fair	Unrealized	Investment
	# of issues	value	losses	grade [1]
Less than 12 months	324	$919,344	(31,341)	91.7%
12 months or longer	189	596,798	(80,527)	69.3

Total	513	$1,516,142	(111,868)

	2009
				%
		Fair	Unrealized	Investment
	# of issues	value	losses	grade [1]
Less than 12 months	308	$747,433	(21,269)	92.9%
12 months or longer	436	1,441,316	(248,871)	69.7

Total	744	$2,188,749	(270,140)

[1]	rated AAA through BBB-

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following tables summarize fixed maturity and equity securities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer. These securities are considered potentially distressed and are subject to rigorous ongoing review as of December 31:

	2010
	# of issues	Fair value	Unrealized losses
Less than 6 consecutive months	3	$3,454	(997)
6 consecutive months or longer	36	66,036	(29,831)

Total	39	$69,490	(30,828)

	2009
	# of issues	Fair value	Unrealized losses
Less than 6 consecutive months	55	$84,340	(26,794)
6 consecutive months or longer	117	261,136	(127,378)

Total	172	$345,476	(154,172)

The following table summarizes fixed maturity securities available-for-sale activity:

	2010	2009	2008
Proceeds from the sale and maturity	$837,983	536,652	458,074

Gross realized gains on the sale and maturity	$50,640	14,192	22,059

Gross realized losses on the sale and maturity	$(635)	(19,997)	(9,786)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2010, 2009 and 2008.

Investments with a fair value of $14,040 and $14,131 as of December 31, 2010 and 2009, respectively, were on deposit with various regulatory agencies as required by law.

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Real estate is presented at cost less accumulated depreciation of $562 and $491 in 2010 and 2009, respectively, with no valuation allowance recorded in 2010 and 2009. The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were zero foreclosures of mortgage loans in 2010 and 2009, respectively.

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. As of December 31, 2010, the Company received $372,190 of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2010. As of December 31, 2010, the Company had loaned securities with a fair value of $346,487, which are recognized in the consolidated balance sheets as part of investments available-for-sale. The Company did not participate in securities lending as of December 31, 2009.

The components of other long-term investments were as follows as of December 31:

	2010	2009
Venture capital partnerships	$1,921	1,723
Derivative instruments	10,497	11,367
Receivable for securities	1,071	1,630

Total	$13,489	14,720

The following table presents the maximum exposure to loss, which is equal to the carrying amount, related to significant VIEs for which the Company is not the primary beneficiary and has not consolidated, at December 31, 2010.

2010
Non-agency CMO & CMBS	$681,193
ABS	611,943
Agency CMO & CMBS	447,284

Total	$1,740,420

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

As discussed in note 2(o), the Company adopted new guidance affective January 1, 2010 which eliminated the concept of a QSPE. As a result, the Company concluded it held certain variable interests in Non-agency CMO & CMBS, ABS and Agency CMO & CMBS securities. For these interests, the Company’s involvement is limited to that of a passive investor. The Company did not provide financial or other support to the investees designated as VIEs during the 12 months ended December 31, 2010.

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to FASB ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(b)). The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). This reinsurance contract is accounted for as a freestanding derivative.

In 2010, the Company amended its GMIB reinsurance agreement with Sycamore Re, which resulted in the amended reinsurance agreement not meeting the definition of a derivative. The Company also entered into a 100% coinsurance arrangement with Sycamore Re to reduce its risk exposure to the GLWB rider. The GLWB reinsurance agreement is accounted for as a freestanding derivative.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders (see notes 1 and 2(f)).

The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the statement of income.

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Asset derivatives
	Balance sheet location	December 31
Derivatives not designated as hedging instruments under ASC 815		2010	2009
		Fair value	Fair value
Currency futures	Other long-term investments	$475	1,051
Equity futures	Other long-term investments	461	—
Equity put options [1]	Other long-term investments	9,561	10,316
GMIB reinsurance contracts	Reinsurance recoverable	195,360	135,051
GLWB embedded derivatives	Other assets	8,826	—

Total		$214,683	146,418

	Liability derivatives
	Balance sheet location	December 31
Derivatives not designated as hedging instruments under ASC 815		2010	2009
		Fair value	Fair value
Currency futures	Other liabilities	$451	—
Equity futures	Other liabilities	1,921	3,329
GMIB reinsurance contracts	Future policy benefits and claims	—	32,479
GLWB reinsurance contracts	Future policy benefits and claims	8,826	—
GMAB and GMWB embedded derivatives	Future policy benefits and claims	5,110	6,640

Total		$16,308	42,448

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The effect of derivative instruments on the Statement of Income for the years ended December 31:

Derivatives not designated as hedging instruments under ASC 815	Location of gain (loss) recognized in income on derivatives	Amount of gain (loss) recognized in income on derivatives
		2010	2009	2008
Currency futures	Net realized gains (losses): derivative instruments	$(776)	(945)	—
Equity futures	Net realized gains (losses): derivative instruments	(27,886)	(31,849)	—
Equity put options [1]	Net realized gains (losses): derivative instruments	(1,422)	(6,281)	—
GMIB reinsurance contracts	Benefits and claims	154,502	(169,743)	282,153
GMAB and GMWB embedded derivatives	Benefits and claims	1,530	8,694	(13,333)
GLWB reinsurance	Benefits and claims	(8,826)	—	—
GLWB embedded derivatives	Benefits and claims	8,826	—	—

Total		$125,948	(200,124)	268,820

[1]	Equity put options transferred to the Company from ONFS as a non-cash capital contribution on December 31, 2008.

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

Because exchange traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (Sycamore Re and a nonaffiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2010, a nonaffiliated reinsurer and Sycamore Re held assets with a market value of $355,801and $4,701, respectively in trust and a letter of credit of $107,713 and $69,000, respectively. As of December 31, 2009, a nonaffiliated reinsurer and Sycamore Re held assets with a market value of $191,998 and $0, respectively in trust and a letter of credit of $55,000 and $36,750, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 80% of the total liability for future policy benefits as of December 31, 2010 and 2009) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.2%, 4.5% and 4.6% for the years ended December 31, 2010, 2009 and 2008, respectively.

The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(9)	Notes Payable

On April 1, 2007, ONLIC issued a $6,000, 5.8% surplus note to SML, as payment for the additional shares of NSLAC (refer to note 1). This note matures on April 1, 2027.

On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes to unrelated parties, due May 15, 2026.

Total interest expense was $8,384, $8,384 and $8,384 for the years ended December 31, 2010, 2009 and 2008, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2010, 2009 and 2008. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(10)	Goodwill and Intangible Assets

The following table illustrates the carrying value of goodwill and intangible assets as of December 31:

	2010	2009
Goodwill	$560	560
Unamortized intangible assets, insurance licenses	195	195

Total	$755	755

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of NSLAC by SMON Holdings, Inc. (SMON) in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

In 2007, SMON was legally dissolved and its ownership in NSLAC was distributed in proportion to the ownership interest of SMON. As a result of the dissolution, the Company received 5,122 shares of NSLAC and had an ownership interest of 51.22%. Following the dissolution, the Company purchased an additional 29.27% interest in NSLAC from SML in exchange for a $6,000 surplus note. After the additional purchase, the Company’s ownership interest was 80.49%. As part of the purchase price allocation required by ASC 805, Business Combinations; goodwill, insurance licenses, and deferred policy acquisition costs were decreased by $233, $80, and $362, respectively.

Based upon goodwill impairment testing for the years ended December 31, 2010, 2009 and 2008, no impairment was deemed necessary.

(11)	Income Tax

The provision for income taxes is as follows:

	2010	2009	2008
Current (benefit) expense	$(31,200)	58,368	(10,582)
Deferred expense (benefit)	98,369	(54,290)	80,681

Total income tax expense	$67,169	4,078	70,099

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31:

	2010	2009	2008
Pre-tax income times U.S. enacted tax rate	$72,991	17,703	73,129
Tax-preferred investment income	(11,003)	(12,746)	(3,912)
Change in valuation allowance	—	(1,201)	—
Other, net	5,181	322	882

Income taxes	$67,169	4,078	70,099

Effective tax rate	32.2%	8.1%	33.6%

The Internal Revenue Service (IRS) completed the review of the 2003 refund claim and tax return years 2004 through 2007. The Company appealed the only issue raised, bad debt deductions. The Company and IRS Appeals reached an agreement and for the five year period no additional taxes were incurred. The IRS completed the review of the 2008 tax return year and raised the bad debt issue again and raised an issue concerning the computation of the Dividends Received Deduction (DRD) on separate account assets held in connection with variable annuity and life contracts. The Company is appealing these issues and the Company expects its position to be sustained. Thus no reduction of tax benefits has been recorded pursuant to the Company’s ASC740 analysis. During 2010, 2009, and 2008 tax return years the Company recognized an income tax benefit of $6,975, $8,260 and $4,310, respectively, related to the separate account DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been recorded.

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2010	2009
Deferred tax assets:
Pension and benefit obligations	$12,205	10,971
Future policy benefits	663,781	714,329
Mortgage loans on real estate	3,240	2,661
Fixed maturity securities available-for-sale	—	25,112
Net operating loss carryforwards	3,475	897
Capital loss carryforward	27,285	34,433
Other	12,092	24,167

Total gross deferred tax assets	722,078	812,570
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	722,078	812,570

Deferred tax liabilities:
Deferred policy acquisition costs	291,305	339,448
Fixed assets	661	1,306
Reinsurance recoverable	612,287	536,605
Other	80,541	36,540

Total gross deferred tax liabilities	984,794	913,899

Net deferred tax liability	$(262,716)	(101,329)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2010, the Company has life subgroup capital loss carryforwards of $77,206 expiring in 2014. All loss carryforwards are expected to be fully utilized before expiring.

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

NSLAC as of December 31, 2010, has accumulated net operating losses of $9,928. There are net operating losses of $3,432 incurred in periods ending prior to April 1, 2007. These losses were incurred prior to affiliation and can only be used to offset the income of NSLAC. These losses expire in 2017 through 2022. There are net operating losses of $6,496 incurred in periods beginning April 1, 2007 through December 31,2010. These losses were incurred post affiliation and can only be used to offset the income of NSLAC through December 31, 2012. Beginning in 2013 these losses are available to offset consolidated taxable income. These losses expire in 2022 through 2025. There are capital losses of $752 available as of December 31,2010, to be carried forward and will expire in 2014. The Company believes it is more likely than not all losses will be utilized before expiring. The change in the valuation allowance for period ending December 31, 2010, 2009 and 2008 was $0, $(1,201), and $0, respectively.

(12)	Additional Financial Instruments Disclosure

(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $6,951 and $5,743 as of December 31, 2010 and 2009, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 12% of the total loan portfolio as of December 31, 2010.

At December 31, 2010, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $144.9 million and $143.4 million, respectively. At December 31, 2009, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $143.1 million and $132.2 million, respectively.

There were no mortgage loans in the process of foreclosure at December 31, 2010 and 2009. Mortgage loan write downs were $2,189, $766 and $0, during 2010, 2009 and 2008, respectively.

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The tables below depict loan exposure of remaining principal balances (which equal the Company’s recorded investment) by type as of December 31:

	2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total	Recorded Investment > 90 Days and Accruing
Commercial Mortgage Loans	$—	—	—	—	1,279,099	1,279,099	—

Less valuation allowances for collectively evaluated						7,287

Total mortgage loans on real estate, net						$1,271,812

Impaired securities
Gross principle due						$—
Reserve for impairments (previously expensed)						—

Net of impairment (included in above)						$—

						2009
Commercial Mortgage Loans						$1,272,841
Less valuation allowances						6,879

Total mortgage loans on real estate, net						$1,265,962

Allowance for credit losses is based on amounts collectively evaluated for impairment as there were no loans individually evaluated for impairment as December 31, 2010. The Company’s mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years. Based on our low level of historical losses, we do not believe that any additional valuation allowance is deemed necessary based on current economic conditions.

We perform an annual performance review of our loan portfolio and assign a rating based on the property’s loan-to-value (LTV), age, mortgage debt service coverage and occupancy. This analysis helps indicate loans that may experience difficulty and highlights loans that are performing well. If our analysis indicates that a loan is or may become a problem, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2010, we physically inspected nearly 100% of our portfolio. These ratio requirements are applied consistently across the entire commercial mortgage loan portfolio.

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The following table summarizes our mortgage portfolio debt service coverage ratios and LTV ratios using available data as of December 31, 2010. The ratios are updated as information becomes available.

Loan-to-Value Ratio	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
0% - 50%	$99,037	41,335	74,243	178,727	51,192	5,821	450,355
50% - 60%	35,610	40,178	87,954	210,188	52,566	—	426,496
60% - 70%	28,292	48,382	84,946	120,800	76,242	4,022	362,684
70% - 80%	6,686	—	9,994	5,590	8,982	1,025	32,277
80% and greater	—	—	—	—	—	—	—

Total	$169,625	129,894	257,136	515,305	188,983	10,869	1,271,812

Loan-to-value and debt service coverage ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The loan-to-value ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the loan-to-value is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the loan-to-value be less than 100%. Our corporate policy directs that our loan-to-value on new mortgages not exceed 75% for standard mortgages.

The debt service coverage ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

The Company sold certain mortgage loans to ONFS with a book value of $21,409 and $7,482 in 2010 and 2009, respectively.

The Company has a mortgage loan receivable from ONFS of $23,795 as of December 31, 2010.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(13)	Pensions and Other Post-Retirement Benefits

(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2010 and 2009.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

The Plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2010 and 2009.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

The measurement dates were December 31, 2010 and 2009.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2010 and 2009.

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2010	2009	2010	2009
Change in benefit obligation:
Projected benefit obligation at beginning of year	$53,165	48,713	4,383	5,936
Service cost	1,637	1,529	47	49
Interest cost	3,514	3,310	265	378
Amendments	—	—	—	(830)
Actuarial loss (gain)	4,255	2,067	653	(781)
Benefits paid*	(4,508)	(2,454)	(262)	(369)

Projected benefit obligation at end of year	$58,063	53,165	5,086	4,383

Accumulated benefit obligation	$46,248	44,315

Change in plan assets:
Fair value of plan assets at beginning of year	$39,067	23,355	—	—
Employer contribution	4,611	11,840	—	—
Actual return on plan assets	4,816	5,753	—	—
Benefits and expenses paid	(4,236)	(1,881)	—	—

Fair value of plan assets at end of year	$44,258	39,067	—	—

Funded status	$(13,805)	(14,098)	(5,086)	(4,383)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Pension benefits		Other benefits
	2010	2009	2010	2009
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(13,805)	(14,098)	(5,086)	(4,383)

	Pension benefits		Other benefits
	2010	2009	2010	2009
Amounts recognized in other comprehensive income:
Net actuarial (gain) loss	$753	(3,901)	1,332	(35)
Prior service cost (credit)	124	124	546	(481)

Total	$877	(3,777)	1,878	(516)

	Pension benefits		Other benefits
	2010	2009	2010	2009
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$21,094	20,340	(2,448)	(3,780)
Prior service credit	—	(124)	(1,636)	(2,182)

Total	$21,094	20,216	(4,084)	(5,962)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2011 are $1,387 and $0, respectively. The estimated net gain and prior service credit for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2011 are $(402) and $(465), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

	Pension benefits
	2010	2009	2008
Components of net periodic benefit cost:
Service cost	$1,637	1,529	1,688
Interest costs	3,515	3,310	3,424
Expected return on plan assets	(2,923)	(1,750)	(3,253)
Amortization of prior service cost	(124)	(124)	(124)
Amortization of net loss	1,607	1,965	458

Net periodic benefit cost	$3,712	4,930	2,193

	Other benefits
	2010	2009	2008
Components of net periodic benefit cost:
Service cost	$47	49	54
Interest costs	265	378	376
Amortization of prior service cost	(546)	(349)	(505)
Amortization of net gain	(678)	(746)	(847)

Net periodic benefit cost	$(912)	(668)	(922)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2010	2009
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$6,843	6,493
Accumulated benefit obligation	5,987	5,282
Fair value of plan assets	—	—

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(f)	Assumptions

	Pension benefits		Other benefits
	2010	2009	2010	2009
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	6.55%	6.85%	6.15%	6.50%
Expected long-term return on plan assets	7.25%	8.00%	—	—
Rate of compensation increase	3.55%	3.60%	—	—
Health care cost trend rate assumed for next year	—	—	0.45%	4.10%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	0.45%	2.45%
Year that the rate reaches the ultimate trend rate	—	—	2010	2011
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	6.30%	6.55%	5.80%	6.15%
Rate of compensation increase	3.85%	3.55%	—	—

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1-percentage- point increase	1-percentage- point decrease
Effect on total of 2010 service cost and interest cost	$38	(31)
Effect on 2010 other post-retirement benefit obligation	568	(477)

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(g)	Plan Assets

The following table presents the hierarchy of the Company’s Pension plan assets at fair value as of December 31:

	2010
	Level 1	Level 2	Level 3	Total
Fixed maturity securities:
Corporate securities	$—	559	—	559
Equity securities	—	43,699	—	43,699

Total assets	$—	44,258	—	44,258

	2009
	Level 1	Level 2	Level 3	Total
Fixed maturity securities:
Corporate securities	$—	159	—	159
Equity securities	—	38,908	—	38,908

Total assets	$—	39,067	—	39,067

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in footnote 5

The Company’s Other Post Employment Benefit plans were unfunded at December 31, 2010 and 2009.

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2010	2009
Equity securities	63%	63%
Debt securities	37	37

Total	100%	100%

(h)	Cash Flows

(i)	Contributions

A contribution of $2,250 was made to the qualified pension plan in 2010 for the 2009 plan year. A contribution to the qualified pension plan of $2,000 is expected in 2011 for the 2010 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2011	$7,574	250
2012	4,954	266
2013	3,611	283
2014	2,313	292
2015	3,117	292
2016-2020	16,170	1,517

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2010, 2009 and 2008 were $6,237, $4,605 and $2,732, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $1,409, $1,348 and $943 in 2010, 2009 and 2008, respectively.

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(14)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2010, ONLIC, ONLAC, NSLAC and MONT exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $143,600 may be paid by ONLIC to ONFS in 2011 without prior approval. Dividends of $48,000, $35,000 and $62,000 were declared by ONLIC to ONFS in 2010, 2009 and 2008, respectively, and dividends paid were $48,000, $35,000 and $69,000 in 2010, 2009 and 2008, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $25,110 may be paid by ONLAC to ONLIC in 2011 without prior approval. ONLAC paid dividends to ONLIC of $20,160, $20,480 and $0 in 2010, 2009 and 2008, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2009 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2010, 2009 and 2008.

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

MONT is subject to limitations, imposed by the State of Vermont, on the payment of dividends to its stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2010, 2009 and 2008.

(15)	Bank Line of Credit

ONLIC had revolving credit facilities of $120,000 and $75,000 as of December 31, 2010 and 2009, respectively, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2010 or 2009. Total interest and fees paid on these lines of credit were $354 , $210 and $117, in 2010, 2009 and 2008, respectively. There was no borrowing outstanding on these facilities as of December 31, 2010 or 2009.

(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $4,345, $4,446 and $4,591 during 2010, 2009 and 2008, respectively. The lease on the Home Office constitutes 95% of the $15,229 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2010 are:

	Operating	Capital
2011	$2,793	792
2012	2,781	663
2013	2,634	124
2014	2,549	—
2015	2,549	—
After 2015	1,700	—

Total minimum lease payments	$15,006	1,579

Less interest on capital leases		(112)

Liability for capitalized leases		$1,467

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial condition or results of operations.

The Company has evaluated subsequent events through April 20, 2011 the date that the consolidated financial statements were available to be issued.

(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 22%, 20% and 19% of gross earned life and accident and health premiums during 2010, 2009 and 2008, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $678,782 and $767,681 as of December 31, 2010 and 2009, respectively.

In December 2008, the Company entered into a reinsurance agreement with Sycamore Re (SYRE), an affiliated reinsurance company which is 100% owned by ONFS, to reinsure GMIB and ARDBR riders associated with variable annuity products written after April 1, 2008. During 2009, the treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For contracts issued after March 31, 2009, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the prior treaty and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all riders listed above up to $5 million per annuitant. As a result of this treaty addendum at July 31, 2010, the Company paid a premium in the amount of $29,160 to SYRE for this treaty addendum. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $89,801 which is included on the consolidated balance sheets under Reinsurance recoverable. The December 31, 2010 balance for the cost of reinsurance was $85,129.

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(Dollars in thousands)

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 2(f)) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of this GLWB rider with SYRE.

Premiums and benefits incurred amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2010	2009	2008
Premiums	$49,566	23,761	2,275
Benefits incurred	102	134	—
Reinsurance recoverable:
Policy and contract claims payable	18	—	—
Other liabilities:
Premiums payable	4,757	3,119	—

73

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2010

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$53,728	59,577	59,577
Obligations of states and political subdivisions	180,634	176,815	176,815
Debt securities issued by foreign governments	11,944	13,042	13,042
Corporate securities	3,537,348	3,740,687	3,740,687
Mortgage-backed securities	1,735,477	1,750,431	1,750,431

Total fixed maturity available-for-sale securities	5,519,131	5,740,552	5,740,552

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	32,248	34,938	34,938
Nonredeemable preferred stocks:	296	289	289

Total equity securities available-for-sale	32,544	35,227	35,227

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	11,147	11,221	11,147
Obligations of states and political subdivisions	2,025	2,333	2,025
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	830,227	878,682	830,227
Mortgage-backed securities	5	5	5

Total fixed maturity held-to-maturity securities	844,404	893,241	844,404

Trading securities:
Bonds:
Obligations of states and political subdivisions	302	315	315
Debt securities issued by foreign governments	125	135	135
Corporate securities	10,664	11,511	11,511
Mortgage-backed securities	1,487	1,526	1,526

Total fixed maturity trading securities:	12,578	13,487	13,487
Equity
Seed money	812	723	723

Total trading securities	13,390	14,210	14,210

Mortgage loans on real estate, net	1,279,099		1,271,812	[1]
Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	3,860		3,297	[2]

Total real estate, net	4,157		3,594

Policy loans	320,430		320,430
Other long-term investments	22,264		13,489	[3]
Short-term investments securities landing collateral	372,190		372,190
Short-term investments	231,676		231,690

Total investments	$8,639,285		8,847,598

[1]	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
[2]	Difference from Column B is due to adjustments for accumulated depreciation.
[3]	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships and to unrealized gains and / or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

74

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2010:
Individual life insurance	$637,334	3,792,261			259,029
Pension and Annuities	447,466	3,775,312			26,866
Other Insurance	27,637	1,456,527			18,167
Corporate	—	—			—

Total	$1,112,437	9,024,100			304,062

2009:
Individual life insurance	$652,113	3,539,632			254,047
Pension and Annuities	562,140	4,336,840			17,658
Other Insurance	28,387	1,419,088			19,375
Corporate	—	—			—

Total	$1,242,640	9,295,560			291,080

2008:
Individual life insurance	$703,213	3,287,750			239,833
Pension and Annuities	470,753	4,112,514			16,941
Other Insurance	27,559	1,677,766			19,830
Corporate	—	—			—

Total	$1,201,525	9,078,030			276,604

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred acquisition costs	Other operating expenses[2]	Premiums written[4]
2010:
Individual life insurance	$235,876	395,496	80,399	53,294
Pension and Annuities	244,801	129,227	174,329	107,932
Other Insurance	12,497	18,791	2,520	2,447
Corporate	(10,324)	(15,869)	(40,499)	21,646

Total	$482,850	527,645	216,749	185,319

2009:
Individual life insurance	$219,583	380,032	51,031	47,579
Pension and Annuities	254,100	238,165	64,980	88,191
Other Insurance	13,260	16,672	2,438	1,763
Corporate	5,456	110,193	(87,618)	17,835

Total	$492,399	745,062	30,831	155,368

2008:
Individual life insurance	$214,687	358,883	55,107	51,630
Pension and Annuities	270,212	222,849	88,142	86,565
Other Insurance	14,300	21,854	2,492	1,628
Corporate	15,409	(248,601)	65,054	16,372

Total	$514,608	354,985	210,795	156,195

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	Policyholders’ dividends on participating policies are included in Column H amounts.
[4]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

75

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2010:
Life insurance in force	$129,774,588	68,783,261	137,450	61,128,777	0.2%
Premiums:
Life insurance	384,992	127,959	1,996	259,029	0.8%
Pension and Annuities	26,866	—	—	26,866	—%
Accident and health insurance	34,959	22,486	5,694	18,167	31.3%

Total	$446,817	150,445	7,690	304,062	2.5%

2009:
Life insurance in force	$120,019,028	68,473,449	142,876	51,688,455	0.3%
Premiums:
Life insurance	356,305	106,386	4,128	254,047	1.6%
Pension and Annuities	17,658	—	—	17,658	—%
Accident and health insurance	36,162	24,294	7,507	19,375	38.7%

Total	$410,125	130,680	11,635	291,080	4.0%

2008:
Life insurance in force	$109,939,253	58,949,687	173,240	51,162,806	0.3%
Premiums:
Life insurance	338,980	102,070	2,923	239,833	1.2%
Pension and Annuities	16,941	—	—	16,941	—%
Accident and health insurance	37,427	24,920	7,323	19,830	36.9%

Total	$393,348	126,990	10,246	276,604	3.7%

See accompanying report of independent registered public accounting firm.

76

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2010:
Valuation allowances – mortgage loans on real estate	$6,879	408			7,287
2009:
Valuation allowances – mortgage loans on real estate	$6,581	298	—	—	6,879
2008:
Valuation allowances – mortgage loans on real estate	$6,261	320	—	—	6,581

See accompanying report of independent registered public accounting firm.

77

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a)	The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 15, 2011.

Statements of Assets and Contract Owners’ Equity, December 31, 2010.

Statements of Operations for the Period Ended December 31, 2010.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2010 and 2009.

The following consolidated financial statements of the Depositor and its subsidiaries are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 20, 2011.

Consolidated Balance Sheets, December 31, 2010 and 2009.

Consolidated Statements of Income for the Years Ended December 31, 2010, 2009 and 2008.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2010, 2009 and 2008.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2010, 2009 and 2008.

Notes to Consolidated Financial Statements, December 31, 2010, 2009, and 2008.

Financial Statement Schedules, December 31, 2010, 2009 and 2008.

(b)	Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998 and is incorporated by reference herein.

(4)(a) Variable Deferred Annuity Contract, Form 06-VA-4, was filed as Exhibit (4) of the Registrant’s Form N-4, Post-Effective Amendment No. 24 on June 30, 2006 (File no. 333-43511) and is incorporated by reference herein.

(4)(b) Guaranteed Minimum Income Benefit, Form 09-GMI-1, was filed as Exhibit 99(4)(e) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(4)(c) Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(f) of the Registrant’s registration statement on Form N- 4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(d) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(e) Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(h) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(f) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(4)(g) Guaranteed Principal Protection, Form 03-GPP-1, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 10-GLW-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(i) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 10-GLW-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(j) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 11-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(k) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 11-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(l) Form of Premium Protection Death Benefit (Single Life) Rider, Form 11-GPD-1, was filed as Exhibit 99(4)(k) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(m) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GPD-2, was filed as Exhibit 99(4)(l) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(n) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 11-GED-1, was filed as Exhibit 99(4)(m) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(o) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GED-2, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(7)(a) Variable Annuity GEB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(a) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(b) Variable Annuity GMIB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(b) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(c) Variable Annuity Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(c) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(d) Variable Annuity GMDB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(d) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333- 43515) on April 30, 2008 and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(c) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(d) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(e) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(f) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(g) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(h) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900). and is incorporated by reference herein

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9)

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(c) Form of Asset Allocation Model Descriptions effective July 1, 2010 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 35 on April 29, 2010 (File No. 333-86603) and is incorporated by reference herein.

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

Larry J. Adams*	Senior Vice President & Chief Agency Officer

Thomas A. Barefield*	Executive Vice President and Chief Marketing Officer — Institutional Sales

Lee E. Bartels*	Senior Vice President, Underwriting

Howard C. Becker*	Senior Vice President & Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Individual Annuity Operations

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 4101	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, OH 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Vice President, Career Marketing

Joseph A. Campanella 6179 Paderbourne Drive Hudson, OH 44236	Director

Christopher A. Carlson*	Senior Vice President & Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, OH 45202	Director

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

Rocky Coppola*	Vice President and Controller

Cletus L. Davis*	Senior Tax Officer

John A. DelPozzo*	Divisional Vice President

Ronald J. Dolan*	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources & Administration

Joseph M. Fischer*	Assistant Secretary

Rosemary L. Gatto*	Vice President, Claims

Paul J. Gerard*	Vice President, Structured Securities

Robert K. Gongwer*	Second Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Corporate Relations & Communications

Kristal E. Hambrick*	Senior Vice President, Life Product Management

Michael F. Haverkamp*	Senior Vice President, General Counsel and Assistant Secretary

John W. Hayden 7000 Midland Blvd Batavia, OH 45103	Director

Ronald G. Heibert*	Senior Vice President & Chief Corporate Actuary

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Jed R. Martin*	Vice President, Private Placements

Elizabeth F. Martini*	Vice President & Counsel

Therese S. McDonough*	Second Vice President & Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Stephen R. Murphy*	Senior Vice President, Annuity Product Management

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

George B. Pearson*	Senior Vice President, PGA Marketing

John R. Philips 200 E. Randolph Drive, 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President & Assistant General Counsel

Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Joseph R. Sander*	Vice President and Treasurer

William G. Schlechter M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Smith*	Senior Vice President, Internal Audit and Compliance

Raymond D. Spears*	Vice President, Underwriting

Tracey L. Spikes*	Divisional Vice President

Kenneth E. Stehlin*	Vice President, FASTeam

Barbara A. Turner*	Senior Vice President, Broker/Dealer Operations

Paul J. Twilling*	Senior Vice President, Information Systems

Michael C. Vogel*	Vice President, Information Systems

Trisha M. Weiner*	Vice President, Institutional Sales Marketing

Peter Whipple*	Vice President, Life Product Managment

*	The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	more than 90%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	80.5%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware.

ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of April 6, 2011, this series of Registrant’s contracts were owned by 179 owners.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ

Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director and President
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation

$78,700,175	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a)

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c)

The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d)	The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e)

Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 29th day of April, 2011.

Ohio National Variable Account A
(Registrant)

By:	The Ohio National Life Insurance Company (Depositor)

By:	/s/ Stephen R. Murphy
Stephen R. Murphy, Senior Vice President

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 29th day of April, 2011.

The Ohio National Life Insurance Company
(Depositor)

By:	/s/ Stephen R. Murphy
Stephen R. Murphy, Senior Vice President

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer	April 29, 2011

*/s/ Jack E. Brown Jack E. Brown	Director	April 29, 2011

*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 29, 2011

*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 29, 2011

*/s/ Thomas G. Cody Thomas G. Cody	Director	April 29, 2011

*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 29, 2011

John W. Hayden	Director	April 29, 2011

*/s/ James F. Orr James F. Orr	Director	April 29, 2011

*John R. Phillips John R. Phillips	Director	April 29, 2011

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 29, 2011

J. Michael Schlotman	Director	April 29, 2011

*By:	Therese S. McDonough
Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number

99(9)	Opinion of Counsel

99(10)	Consent of KPMG LLP

99(24)	Powers of Attorney